UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2014 through February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2015

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

March 25, 2015 (Unaudited)

Dear Shareholder,

Economic growth in the U.S. steadily accelerated over the past twelve months on the back of low interest rates, strong corporate earnings and falling oil prices. Over the same period, Japan’s economy slipped back into recession, growth faltered in the European Union (EU) and China’s economy began to cool. The changing circumstances drove central banks to divergent paths in the latter half of the twelve months ended February 28, 2015. The U.S. Federal Reserve (the “Fed”) responded to surging domestic employment by terminating its billion-dollar monthly bond buying program and indicating it may raise interest rates by mid-2015. The Bank of Japan unleashed a massive stimulus package and the European Central Bank (ECB) took unprecedented action to prevent a deflationary spiral. China’s central bank also employed “mini-stimulus” measures to counter slowing economic growth.

“By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the impact of the global oil glut remained unclear.”

A key feature of the past six months was the remarkable drop in global oil prices. Starting June 19th, benchmark crude oil prices fell continuously for a record 145 days, hitting a low of $47.22 a barrel on January 14th. Oversupply and diminished global demand combined to drive prices down 58.6%.

Sustained economic growth in the U.S. made domestic financial markets particularly attractive during the twelve month reporting period. U.S. gross domestic product (GDP) rose from 4.6% growth in the three months ended June 30, 2014, to 5.0% in the three months ended October 31, 2014, before cooling to 2.2% growth in the final three months of 2014. Meanwhile, the U.S. economy added more than 200,000 jobs every month for the 12 months ended February 28, 2015. The unemployment rate fell to pre-financial crisis levels, dropping to 5.5% in February 2015 from 6.7% in February 2014. The past twelve months were also marked by the absence of meaningful inflationary pressure, mostly due to a sharp decline in global oil prices. For the twelve months ended February 28, 2015 overall consumer prices were flat, while core consumer prices excluding food and energy rose 1.7%.

Investor worries about the global economy and discrete geo-political risks drove demand for the perceived safe haven of U.S. markets. The strengthening U.S. dollar and extremely low yields on sovereign debt of industrialized nations added to the attraction of Treasuries. Yields, which generally move in the opposite direction of prices, fell 27.6% on 30-year Treasury bonds and 24.8% on 10-year Treasury bonds. Meanwhile, U.S. equity indexes broke through multiple record highs in the latter half of the reporting period. For the twelve months ended February 28, 2015, the Standard & Poor’s 500 Index returned 15.5%, while the Barclays U.S. Aggregate Index returned 5.1%.

Meanwhile, weak growth in the euro zone drove the ECB to take unprecedented steps to stimulate the region’s economy. In June 2014, the ECB cut its deposit rate to negative 0.1% to encourage banks to extend lending and lift consumer spending. In late January 2015, the ECB made a widely anticipated decision to expand its program of bond purchases to stimulate credit growth. While growth remained weak, there were signs of improvement as euro zone GDP rose to 0.3% in the final three months of 2014 from 0.2% in the July-September 2014 period and 0.1% in the April-June 2014 period. However, monthly inflation data remained below the ECB’s target of just under 2.0%. Adding to investor uncertainty in the EU, voters in Greece installed the anti-austerity Syriza Party in government in January 2015. The move raised questions about the potential for Greece to leave the EU altogether, though after extended negotiations a revised bailout package was agreed upon. In Ukraine, fighting between the army and separatist rebels backed by Russia erupted during the summer months and again in early 2015, before a shaky truce had taken hold.

In Japan, Prime Minister Shinzo Abe approved a $29 billion plan at the end of 2014 to lift consumer spending and strengthen regional economic activity. The move followed a surprise move by the Bank of Japan at the end of October to greatly expand its asset purchases in response to two consecutive quarters of economic contraction. The combination of central bank and government stimulus drove Japanese equity prices higher during the twelve months ended February 28, 2015.

A weaker real estate market in China, along with high debt levels and excess factory capacity contributed to a slowdown in growth, and 2014 GDP narrowly missed the government’s target. At 7.4%, China’s 2014 growth was the slowest in 24 years. The People’s Bank of China responded to the slowdown with an interest rate cut and China’s government began formulating further stimulus plans.

The twelve month period was marked by both a divergence between the U.S. economy and the rest of the world and a striking drop in global energy prices. Central bank interventions remained a fact of life even as the Fed indicated it would move toward a more normalized policy stance sometime in 2015. It is worth noting that few economists had predicted steadily falling U.S. interest rates, which were a key contributor to the strength of U.S. equities and Treasury bonds during the latter half of the twelve month period. By early 2015, there were signs of economic improvement in the EU and elsewhere, though the effectiveness of central banks’ policies and the true impact of the global oil glut remained unclear.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

CEO’S LETTER

March 25, 2015 (Unaudited)(continued)

The challenges and opportunities presented by this environment provided a sharp reminder of the soundness of an investment approach that is both broad and patient.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

U.S. financial markets generally performed well during the twelve month period. Equity prices as measured by the Standard & Poor’s 500 Index reached new closing highs in every month except January 2015. Meanwhile, U.S. bond markets produced generally positive returns amid a low-inflation, low-interest rate environment. U.S. interest rates steadily declined during the reporting period amid weaker-than-expected domestic growth. Economic weakness in Europe and Japan, geopolitical tensions, a stronger dollar and falling prices for commodities — notably crude oil –drove investors to buy U.S. Treasury securities as a safe haven. Extensive asset purchasing programs from the European Central Bank (ECB) and Bank of Japan drove down yields on sovereign debt, which also pushed investors into U.S. Treasury securities given their relatively higher yields.

Among other sectors of the bond market, debt securities of longer duration and lower credit quality generally outperformed shorter duration and higher rated securities as investors sought higher yields. However, high yield bonds (also known as “junk bonds”) underperformed other sectors, partly due to concerns that falling oil prices would hurt bonds of energy sector companies, which make up a significant portion of high-yield issuance. For the twelve months ended February 28, 2015, the Barclays U.S. Aggregate Index returned 5.1%.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	4.88%
Barclays U.S. Aggregate Index	5.05%

Net Assets as of 2/28/2015 (In Thousands)	$3,981,012
Duration as of 2/28/2015	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter duration was a leading detractor from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively. The Fund’s underweight position in the 30-year maturity portion of the yield curve was also a leading detractor from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight position in the mortgage-backed securities sector was a leading positive contributor to relative performance during the twelve month period.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight mortgage-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	24.5%
Collateralized Mortgage Obligations	20.4
Corporate Bonds	19.0
Mortgage Pass-Through Securities	16.2
Asset-Backed Securities	7.2
Commercial Mortgage-Backed Securities	3.6
U.S. Government Agency Securities	2.4
Foreign Government Securities	1.7
Others (each less than 1.0%)	0.6
Short-Term Investment	4.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	10 YEAR
February 7, 2005	4.88%	3.37%	5.19%	5.76%

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	15.38%
S&P 500 Index**	15.51%

Net Assets as of 2/28/2015 (In Thousands)	$366,613

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the twelve months ended February 28, 2015. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Overall, the U.S. equity market performed strongly during the twelve months ended February 28, 2015. Continued accommodative monetary policy from the U.S. Federal Reserve, steady improvement in economic indicators, healthy corporate earnings and mergers and acquisitions activity drove the Benchmark higher during the reporting period. The latter half of the reporting period was marked by declining global oil prices.

All sectors in the Benchmark, with the exception of the energy sector, posted positive returns. The information technology and health care sectors were the greatest contributors to Benchmark performance, while the materials sector was the smallest contributor and the energy sector detracted from Benchmark performance.

HOW WAS THE FUND POSITIONED?

Regardless of the market outlook, the Fund was managed in conformity with an index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	4.0%
2.	Exxon Mobil Corp.	2.0
3.	Microsoft Corp.	1.9
4.	Johnson & Johnson	1.5
5.	Berkshire Hathaway, Inc., Class B	1.4
6.	General Electric Co.	1.4
7.	Wells Fargo & Co.	1.4
8.	Procter & Gamble Co. (The)	1.2
9.	JPMorgan Chase & Co.	1.2
10.	Pfizer, Inc.	1.2

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	19.8%
Financials	15.9
Health Care	14.6
Consumer Discretionary	12.4
Industrials	10.2
Consumer Staples	9.7
Energy	8.1
Materials	3.3
Utilities	3.0
Telecommunication Services	2.3
Exchange Traded Fund	0.0	(a)
Short-Term Investments	0.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

(a)	Amount rounds to less than 0.1%.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	10 YEAR
February 7, 2005	15.38%	17.87%	16.03%	7.86%

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	3.29%
Barclays Intermediate U.S. Government/Credit Index	2.77%

Net Assets as of 2/28/2015 (In Thousands)	$377,349
Duration as of 2/28/2015	3.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2015, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). The Fund’s position on the yield curve — particularly its underweight position in the two-to-five year maturity portion — made a positive contribution to performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds for a given point in time.

The Fund’s out-of-Benchmark position in mortgage securities, including mortgage pass-through, agency and non-agency collateralized mortgage obligations, also contributed to relative performance.

The Fund’s underweight positions in the credit sector, particularly the industrial and non-corporate credit subsectors, detracted from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector. The Fund was overweight in securities with maturities in the intermediate part (5-10 years) of the yield curve.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	31.0%
Collateralized Mortgage Obligations	18.1
Corporate Bonds	17.8
Mortgage Pass-Through Securities	10.7
Asset-Backed Securities	7.9
U.S. Government Agency Securities	2.3
Commercial Mortgage-Backed Securities	2.3
Foreign Government Securities	1.7
Supranational	0.1
Short-Term Investment	8.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2015. The Fund’s portfolio composition is subject to change.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2015

INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.29%	2.52%	4.22%	5.07%

TEN YEAR PERFORMANCE (2/28/05 TO 2/28/15)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 28, 2005 to February 28, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.4%
	Academic Loan Funding Trust,
1,729	Series 2012-1A, Class A1, VAR, 0.971%, 12/27/22 (e)	1,739
2,038	Series 2013-1A, Class A, VAR, 0.971%, 12/26/44 (e)	2,032
	Ally Auto Receivables Trust,
33	Series 2012-2, Class A3, 0.740%, 04/15/16	33
223	Series 2012-3, Class A3, 0.850%, 08/15/16	223
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,721
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,980
	American Credit Acceptance Receivables Trust,
63	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	63
424	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	424
160	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	160
1,328	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	1,326
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,183
895	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	895
	AmeriCredit Automobile Receivables Trust,
33	Series 2012-3, Class A3, 0.960%, 01/09/17	33
109	Series 2012-5, Class A3, 0.620%, 06/08/17	109
225	Series 2013-4, Class A2, 0.740%, 11/08/16	224
590	Series 2013-5, Class A3, 0.900%, 09/10/18	590
30	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	30
1,353	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,353
17	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	17
406	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	388
678	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	678
821	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	817
700	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	706

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

416	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	417
	CarFinance Capital Auto Trust,
282	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	283
192	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	193
660	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	659
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	378
1,680	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,673
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	3,207
	CarMax Auto Owner Trust,
225	Series 2011-1, Class A4, 2.160%, 09/15/16	225
676	Series 2013-4, Class A3, 0.800%, 07/16/18	675
440	Series 2013-4, Class A4, 1.280%, 05/15/19	439
750	Carnow Auto Receivables Trust, Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	749
301	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	308
1,212	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,228
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,102
278	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.551%, 12/25/33	266
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d) (i)	485
1,596	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,596
	CPS Auto Receivables Trust,
406	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	414
216	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	219
1,327	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,334

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,809	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,813
2,478	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,481
341	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	340
3,752	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	3,751
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	702
	CPS Auto Trust,
792	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	796
127	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	128
	Credit Acceptance Auto Loan Trust,
743	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	745
1,800	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,798
787	CWABS, Inc. Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.071%, 10/25/34	762
	DT Auto Owner Trust,
2,771	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	2,771
1,951	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	1,950
	Exeter Automobile Receivables Trust,
80	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	80
300	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	300
783	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	784
678	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	678
3,824	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	3,816
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	552
2,525	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	2,525
1,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	1,125
	Fifth Third Auto Trust,
344	Series 2013-1, Class A3, 0.880%, 10/16/17	345
1,280	Series 2014-3, Class A2A, 0.570%, 05/15/17	1,279
413	Series 2014-3, Class A3, 0.960%, 03/15/19	413

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	First Investors Auto Owner Trust,
177	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	177
2,031	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	2,030
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	884
	Flagship Credit Auto Trust,
567	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	567
991	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	996
1,038	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,036
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	246
2,197	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	2,194
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	894
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	442
	Ford Credit Auto Lease Trust,
503	Series 2013-B, Class A3, 0.760%, 09/15/16	504
195	Series 2014-A, Class A2A, 0.500%, 10/15/16	195
	Ford Credit Auto Owner Trust,
39	Series 2012-A, Class A3, 0.840%, 08/15/16	39
96	Series 2012-B, Class A3, 0.720%, 12/15/16	96
303	Series 2012-D, Class A3, 0.510%, 04/15/17	303
1,500	Series 2014-C, Class A2, 0.610%, 08/15/17	1,500
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,224
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.553%, 01/15/18	669
387	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	394
	FRT Trust,
94	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	95
54	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	54
1,830	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,840
252	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	247
	GE Equipment Midticket LLC,
216	Series 2012-1, Class A3, 0.600%, 05/23/16	216

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
5,615	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	5,615
3,013	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,994
	GMAT Trust,
1,395	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,407
597	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	596
1,924	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,928
	HLSS Servicer Advance Receivables Backed Notes,
7,662	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	7,604
2,140	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	2,124
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,548
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,182
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	497
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	980
166	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.371%, 03/25/36	136
	Honda Auto Receivables Owner Trust,
388	Series 2012-1, Class A4, 0.970%, 04/16/18	388
50	Series 2012-2, Class A3, 0.700%, 02/16/16	50
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,527
930	Series 2014-2, Class A3, 0.770%, 03/19/18	928
797	Series 2015-1, Class A2, 0.700%, 06/15/17	797
1,126	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	1,121
	Huntington Auto Trust,
586	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	587
80	Series 2012-1, Class A3, 0.810%, 09/15/16	80
	Hyundai Auto Receivables Trust,
159	Series 2010-B, Class A4, 1.630%, 03/15/17	159
1,125	Series 2015-A, Class A2, 0.680%, 10/16/17	1,124
581	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	KGS-Alpha Capital Markets LP,
17,155	IO, VAR, 0.862%, 08/25/38	638
11,042	Series 2013-2, IO, VAR, 1.536%, 03/25/39 (e)	621
97	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.521%, 07/25/34 (e)	97
383	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.371%, 01/25/36	368
	LV Tower 52 Issuer LLC,
2,383	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	2,387
785	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	785
374	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.421%, 03/25/32	374
1,035	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,084
1,514	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	1,521
	Nationstar Agency Advance Funding Trust,
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	430
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
615	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	615
636	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.521%, 12/07/20	637
907	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	933
611	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	611
	Nissan Auto Receivables Owner Trust,
333	Series 2012-A, Class A4, 1.000%, 07/16/18	334
799	Series 2014-B, Class A3, 1.110%, 05/15/19	799
5,156	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,148
	NRPL Trust,
3,500	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	3,499
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,452

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	NYMT Residential LLC,
1,143	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	1,143
1,873	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,873
	Oak Hill Advisors Residential Loan Trust,
5,301	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	5,306
1,371	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,335
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,948
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,755
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	406
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,673
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,483
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,608
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	553
736	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.109%, 10/25/34	733
588	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	589
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	1,008
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,354
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/10/20 (e)	3,531
906	Series 2015-A, Class B, 5.500%, 02/10/20 (e)	906
1,807	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.471%, 03/25/36	1,762
2,307	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,312
294	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

358	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	362
294	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.480%, 01/25/36	224
589	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	583
	SNAAC Auto Receivables Trust,
25	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	25
606	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	606
	SpringCastle America Funding LLC,
8,547	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	8,570
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,521
	Springleaf Funding Trust,
8,791	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	8,806
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,021
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,017
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,524
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	525
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,862
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,106
1,363	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,346
797	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	793
4,810	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	4,795
	Trafigura Securitisation Finance plc, (Ireland),
3,844	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	3,857
4,251	Series 2014-1A, Class A, VAR, 1.123%, 10/15/21 (e) (i)	4,251
	Truman Capital Mortgage Loan Trust,
2,163	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	2,161

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,904	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	1,902
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	982
1,734	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	1,732
3,500	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	3,494
5,111	U.S. Residential Opportunity Fund Trust, Series 2015-1AIII, Class NOTE, 3.721%, 01/27/35 (e)	5,111
	Vericrest Opportunity Loan Transferee LLC,
2,966	Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	2,968
3,254	Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	3,243
5,041	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	5,058
342	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	343
2,219	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	2,219
	VOLT XIX LLC,
5,224	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	5,244
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	391
832	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	830
2,926	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	2,927
	VOLT XXII LLC,
3,451	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	3,447
667	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55	655
	VOLT XXVI LLC,
2,504	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	2,500
938	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	923
6,437	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	6,438
3,490	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,497
2,986	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.500%, 02/25/55 (e)	2,986

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Westgate Resorts LLC,
653		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	655
379		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	379
868		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	867
700		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	700
		World Omni Auto Receivables Trust,
1,164		Series 2013-B, Class A3, 0.830%, 08/15/18	1,164
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $294,216)	294,763

Collateralized Mortgage Obligations — 20.8%
		Agency CMO — 14.9%
577		Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	592
181		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	201
		Federal Home Loan Mortgage Corp. REMIC,
5		Series 11, Class D, 9.500%, 07/15/19	5
7		Series 22, Class C, 9.500%, 04/15/20	7
11		Series 23, Class F, 9.600%, 04/15/20	12
1		Series 47, Class F, 10.000%, 06/15/20	1
3		Series 99, Class Z, 9.500%, 01/15/21	3
—	(h)	Series 204, Class E, HB, IF, 1,854.237%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	5
1		Series 1079, Class S, HB, IF, 33.415%, 05/15/21	2
4		Series 1084, Class F, VAR, 1.122%, 05/15/21	4
3		Series 1084, Class S, HB, IF, 44.451%, 05/15/21	5
9		Series 1116, Class I, 5.500%, 08/15/21	10
12		Series 1144, Class KB, 8.500%, 09/15/21	14
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,178.669%, 01/15/22	4
8		Series 1250, Class J, 7.000%, 05/15/22	9
16		Series 1343, Class LA, 8.000%, 08/15/22	18
20		Series 1343, Class LB, 7.500%, 08/15/22	23
34		Series 1370, Class JA, VAR, 1.322%, 09/15/22	35

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
33	Series 1455, Class WB, IF, 4.589%, 12/15/22	35
158	Series 1466, Class PZ, 7.500%, 02/15/23	177
3	Series 1470, Class F, VAR, 1.692%, 02/15/23	3
180	Series 1498, Class I, VAR, 1.322%, 04/15/23	185
263	Series 1502, Class PX, 7.000%, 04/15/23	291
31	Series 1505, Class Q, 7.000%, 05/15/23	34
72	Series 1518, Class G, IF, 8.880%, 05/15/23	84
23	Series 1541, Class M, HB, IF, 24.755%, 07/15/23	37
63	Series 1541, Class O, VAR, 1.110%, 07/15/23	64
7	Series 1570, Class F, VAR, 2.192%, 08/15/23	7
249	Series 1573, Class PZ, 7.000%, 09/15/23	279
147	Series 1591, Class PV, 6.250%, 10/15/23	161
27	Series 1602, Class SA, HB, IF, 22.191%, 10/15/23	48
620	Series 1608, Class L, 6.500%, 09/15/23	706
11	Series 1609, Class LG, IF, 16.961%, 11/15/23	12
412	Series 1638, Class H, 6.500%, 12/15/23	470
296	Series 1642, Class PJ, 6.000%, 11/15/23	330
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	21
14	Series 1686, Class SH, IF, 18.851%, 02/15/24	21
99	Series 1695, Class EB, 7.000%, 03/15/24	112
20	Series 1699, Class FC, VAR, 0.772%, 03/15/24	20
110	Series 1700, Class GA, PO, 02/15/24	106
277	Series 1706, Class K, 7.000%, 03/15/24	313
10	Series 1709, Class FA, VAR, 1.000%, 03/15/24	10
34	Series 1745, Class D, 7.500%, 08/15/24	39
600	Series 1760, Class ZD, VAR, 1.350%, 02/15/24	607
225	Series 1798, Class F, 5.000%, 05/15/23	244
3	Series 1807, Class G, 9.000%, 10/15/20	4
58	Series 1829, Class ZB, 6.500%, 03/15/26	64
60	Series 1863, Class Z, 6.500%, 07/15/26	68
39	Series 1865, Class D, PO, 02/15/24	34
47	Series 1890, Class H, 7.500%, 09/15/26	54
136	Series 1899, Class ZE, 8.000%, 09/15/26	158

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
8	Series 1935, Class FL, VAR, 0.872%, 02/15/27	8
100	Series 1963, Class Z, 7.500%, 01/15/27	115
14	Series 1970, Class PG, 7.250%, 07/15/27	17
188	Series 1981, Class Z, 6.000%, 05/15/27	208
72	Series 1987, Class PE, 7.500%, 09/15/27	79
161	Series 2019, Class Z, 6.500%, 12/15/27	180
47	Series 2033, Class SN, HB, IF, 28.323%, 03/15/24	17
134	Series 2038, Class PN, IO, 7.000%, 03/15/28	22
285	Series 2040, Class PE, 7.500%, 03/15/28	327
41	Series 2043, Class CJ, 6.500%, 04/15/28	47
205	Series 2054, Class PV, 7.500%, 05/15/28	236
389	Series 2075, Class PH, 6.500%, 08/15/28	433
437	Series 2075, Class PM, 6.250%, 08/15/28	489
110	Series 2086, Class GB, 6.000%, 09/15/28	124
184	Series 2089, Class PJ, IO, 7.000%, 10/15/28	29
528	Series 2095, Class PE, 6.000%, 11/15/28	601
164	Series 2125, Class JZ, 6.000%, 02/15/29	181
39	Series 2132, Class SB, HB, IF, 29.809%, 03/15/29	71
20	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
223	Series 2136, Class PG, 6.000%, 03/15/29	254
65	Series 2141, Class IO, IO, 7.000%, 04/15/29	10
60	Series 2163, Class PC, IO, 7.500%, 06/15/29	10
604	Series 2169, Class TB, 7.000%, 06/15/29	693
313	Series 2172, Class QC, 7.000%, 07/15/29	353
299	Series 2176, Class OJ, 7.000%, 08/15/29	343
165	Series 2201, Class C, 8.000%, 11/15/29	191
159	Series 2209, Class TC, 8.000%, 01/15/30	189
265	Series 2210, Class Z, 8.000%, 01/15/30	307
54	Series 2224, Class CB, 8.000%, 03/15/30	65
147	Series 2230, Class Z, 8.000%, 04/15/30	171
113	Series 2234, Class PZ, 7.500%, 05/15/30	130
95	Series 2247, Class Z, 7.500%, 08/15/30	110
144	Series 2256, Class MC, 7.250%, 09/15/30	166
260	Series 2259, Class ZM, 7.000%, 10/15/30	299
9	Series 2261, Class ZY, 7.500%, 10/15/30	10
34	Series 2262, Class Z, 7.500%, 10/15/30	40
325	Series 2271, Class PC, 7.250%, 12/15/30	374
346	Series 2283, Class K, 6.500%, 12/15/23	386

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
142	Series 2296, Class PD, 7.000%, 03/15/31	164
44	Series 2306, Class K, PO, 05/15/24	42
104	Series 2306, Class SE, IF, IO, 8.750%, 05/15/24	17
182	Series 2313, Class LA, 6.500%, 05/15/31	212
254	Series 2325, Class PM, 7.000%, 06/15/31	271
140	Series 2344, Class QG, 6.000%, 08/15/16	143
1,459	Series 2344, Class ZD, 6.500%, 08/15/31	1,697
122	Series 2344, Class ZJ, 6.500%, 08/15/31	140
116	Series 2345, Class NE, 6.500%, 08/15/31	134
57	Series 2345, Class PQ, 6.500%, 08/15/16	58
129	Series 2351, Class PZ, 6.500%, 08/15/31	149
1,104	Series 2353, Class AZ, 6.000%, 09/15/31	1,255
61	Series 2353, Class TD, 6.000%, 09/15/16	62
47	Series 2355, Class BP, 6.000%, 09/15/16	48
30	Series 2359, Class PM, 6.000%, 09/15/16	31
484	Series 2359, Class ZB, 8.500%, 06/15/31	574
83	Series 2360, Class PG, 6.000%, 09/15/16	85
18	Series 2363, Class PF, 6.000%, 09/15/16	18
40	Series 2366, Class MD, 6.000%, 10/15/16	41
231	Series 2367, Class ME, 6.500%, 10/15/31	265
123	Series 2391, Class QR, 5.500%, 12/15/16	130
61	Series 2394, Class MC, 6.000%, 12/15/16	62
522	Series 2396, Class FM, VAR, 0.622%, 12/15/31	528
267	Series 2399, Class OH, 6.500%, 01/15/32	301
442	Series 2399, Class TH, 6.500%, 01/15/32	496
435	Series 2410, Class NG, 6.500%, 02/15/32	493
167	Series 2410, Class OE, 6.375%, 02/15/32	179
297	Series 2410, Class QS, IF, 19.053%, 02/15/32	456
162	Series 2410, Class QX, IF, IO, 8.478%, 02/15/32	46
332	Series 2412, Class SP, IF, 15.756%, 02/15/32	457
494	Series 2420, Class XK, 6.500%, 02/15/32	557
407	Series 2423, Class MC, 7.000%, 03/15/32	470
368	Series 2423, Class MT, 7.000%, 03/15/32	425
70	Series 2425, Class OB, 6.000%, 03/15/17	73
784	Series 2430, Class WF, 6.500%, 03/15/32	906
432	Series 2434, Class TC, 7.000%, 04/15/32	484
539	Series 2435, Class CJ, 6.500%, 04/15/32	621
355	Series 2436, Class MC, 7.000%, 04/15/32	400
284	Series 2444, Class ES, IF, IO, 7.778%, 03/15/32	74
201	Series 2450, Class GZ, 7.000%, 05/15/32	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
227	Series 2450, Class SW, IF, IO, 7.828%, 03/15/32	60
1,102	Series 2455, Class GK, 6.500%, 05/15/32	1,281
27	Series 2458, Class QE, 5.500%, 06/15/17	28
322	Series 2462, Class JG, 6.500%, 06/15/32	362
745	Series 2464, Class SI, IF, IO, 7.828%, 02/15/32	180
756	Series 2466, Class PH, 6.500%, 06/15/32	868
345	Series 2474, Class NR, 6.500%, 07/15/32	396
439	Series 2484, Class LZ, 6.500%, 07/15/32	506
589	Series 2500, Class MC, 6.000%, 09/15/32	673
29	Series 2503, Class BH, 5.500%, 09/15/17	30
142	Series 2508, Class AQ, 5.500%, 10/15/17	149
433	Series 2512, Class PG, 5.500%, 10/15/22	483
238	Series 2535, Class BK, 5.500%, 12/15/22	260
275	Series 2537, Class TE, 5.500%, 12/15/17	289
805	Series 2543, Class YX, 6.000%, 12/15/32	905
727	Series 2544, Class HC, 6.000%, 12/15/32	833
925	Series 2552, Class ME, 6.000%, 01/15/33	1,056
890	Series 2567, Class QD, 6.000%, 02/15/33	1,014
589	Series 2568, Class KG, 5.500%, 02/15/23	657
100	Series 2571, Class SK, HB, IF, 33.758%, 09/15/23	178
2,138	Series 2575, Class ME, 6.000%, 02/15/33	2,355
269	Series 2586, Class WI, IO, 6.500%, 03/15/33	41
618	Series 2587, Class WX, 5.000%, 03/15/18	651
599	Series 2596, Class QG, 6.000%, 03/15/33	655
209	Series 2611, Class UH, 4.500%, 05/15/18	219
375	Series 2617, Class GR, 4.500%, 05/15/18	390
298	Series 2626, Class NS, IF, IO, 6.378%, 06/15/23	21
432	Series 2631, Class LC, 4.500%, 06/15/18	453
209	Series 2636, Class Z, 4.500%, 06/15/18	219
275	Series 2637, Class SA, IF, IO, 5.928%, 06/15/18	18
24	Series 2638, Class DS, IF, 8.428%, 07/15/23	27
211	Series 2650, Class PO, PO, 12/15/32	208
890	Series 2650, Class SO, PO, 12/15/32	874
325	Series 2651, Class VZ, 4.500%, 07/15/18	340
76	Series 2672, Class ME, 5.000%, 11/15/22	76
1,435	Series 2675, Class CK, 4.000%, 09/15/18	1,492
1,985	Series 2684, Class PO, PO, 01/15/33	1,981
104	Series 2691, Class ME, 4.500%, 04/15/32	105
117	Series 2692, Class SC, IF, 12.943%, 07/15/33	135

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
434	Series 2695, Class DG, 4.000%, 10/15/18	458
19	Series 2696, Class CO, PO, 10/15/18	19
1,376	Series 2710, Class HB, 5.500%, 11/15/23	1,537
102	Series 2715, Class OG, 5.000%, 01/15/23	102
879	Series 2716, Class UN, 4.500%, 12/15/23	938
427	Series 2720, Class PC, 5.000%, 12/15/23	471
332	Series 2744, Class PE, 5.500%, 02/15/34	354
614	Series 2744, Class TU, 5.500%, 05/15/32	638
84	Series 2777, Class OM, PO, 12/15/32	84
24	Series 2780, Class JG, 4.500%, 04/15/19	25
803	Series 2783, Class AT, 4.000%, 04/15/19	834
2,001	Series 2809, Class UC, 4.000%, 06/15/19	2,091
24	Series 2827, Class XO, PO, 01/15/23	24
66	Series 2835, Class QO, PO, 12/15/32	61
96	Series 2840, Class JO, PO, 06/15/23	95
237	Series 2922, Class JN, 4.500%, 02/15/20	246
563	Series 2934, Class EC, PO, 02/15/20	554
469	Series 2934, Class HI, IO, 5.000%, 02/15/20	37
423	Series 2934, Class KI, IO, 5.000%, 02/15/20	31
348	Series 2958, Class QD, 4.500%, 04/15/20	363
937	Series 2962, Class BE, 4.500%, 04/15/20	988
1,850	Series 2965, Class GD, 4.500%, 04/15/20	1,944
45	Series 2989, Class PO, PO, 06/15/23	45
3,906	Series 2990, Class UZ, 5.750%, 06/15/35	4,146
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,541
2	Series 3007, Class AI, IO, 5.500%, 07/15/24	—	(h)
70	Series 3014, Class OD, PO, 08/15/35	63
944	Series 3047, Class OD, 5.500%, 10/15/35	1,087
454	Series 3049, Class XF, VAR, 0.522%, 05/15/33	456
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,609
28	Series 3068, Class AO, PO, 01/15/35	28
297	Series 3068, Class QB, 4.500%, 06/15/20	307
2,089	Series 3074, Class BH, 5.000%, 11/15/35	2,272
462	Series 3085, Class WF, VAR, 0.972%, 08/15/35	470
800	Series 3102, Class FB, VAR, 0.472%, 01/15/36	803
194	Series 3102, Class HS, HB, IF, 23.936%, 01/15/36	281
867	Series 3117, Class EO, PO, 02/15/36	819
500	Series 3117, Class OK, PO, 02/15/36	471
18	Series 3122, Class ZB, 6.000%, 03/15/36	26

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,843	Series 3131, Class BK, 5.500%, 03/15/26	2,055
155	Series 3134, Class PO, PO, 03/15/36	149
740	Series 3138, Class PO, PO, 04/15/36	694
31	Series 3149, Class SO, PO, 05/15/36	28
673	Series 3151, Class UC, 5.500%, 08/15/35	716
601	Series 3152, Class MO, PO, 03/15/36	570
163	Series 3171, Class MO, PO, 06/15/36	154
586	Series 3179, Class OA, PO, 07/15/36	550
167	Series 3194, Class SA, IF, IO, 6.928%, 07/15/36	32
586	Series 3211, Class SO, PO, 09/15/36	554
282	Series 3218, Class AO, PO, 09/15/36	266
589	Series 3219, Class DI, IO, 6.000%, 04/15/36	101
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,637
565	Series 3232, Class ST, IF, IO, 6.528%, 10/15/36	88
249	Series 3233, Class OP, PO, 05/15/36	232
397	Series 3256, Class PO, PO, 12/15/36	359
807	Series 3260, Class CS, IF, IO, 5.968%, 01/15/37	115
416	Series 3261, Class OA, PO, 01/15/37	390
217	Series 3274, Class JO, PO, 02/15/37	205
185	Series 3275, Class FL, VAR, 0.612%, 02/15/37	186
883	Series 3290, Class SB, IF, IO, 6.278%, 03/15/37	154
1,634	Series 3315, Class HZ, 6.000%, 05/15/37	1,808
75	Series 3318, Class AO, PO, 05/15/37	71
134	Series 3326, Class JO, PO, 06/15/37	127
462	Series 3331, Class PO, PO, 06/15/37	433
468	Series 3385, Class SN, IF, IO, 5.828%, 11/15/37	65
641	Series 3387, Class SA, IF, IO, 6.248%, 11/15/37	69
1,027	Series 3404, Class SC, IF, IO, 5.828%, 01/15/38	138
4,817	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	45
614	Series 3424, Class PI, IF, IO, 6.628%, 04/15/38	103
1,218	Series 3481, Class SJ, IF, IO, 5.678%, 08/15/38	123
821	Series 3505, Class SA, IF, IO, 5.828%, 01/15/39	120
936	Series 3511, Class SA, IF, IO, 5.828%, 02/15/39	143

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
328	Series 3549, Class FA, VAR, 1.372%, 07/15/39	335
362	Series 3607, Class BO, PO, 04/15/36	342
994	Series 3607, Class OP, PO, 07/15/37	944
562	Series 3607, Class PO, PO, 05/15/37	524
167	Series 3611, Class PO, PO, 07/15/34	157
459	Series 3621, Class BO, PO, 01/15/40	432
524	Series 3720, Class A, 4.500%, 09/15/25	563
1,592	Series 3739, Class LI, IO, 4.000%, 03/15/34	67
4,091	Series 3747, Class HI, IO, 4.500%, 07/15/37	298
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,064
2,144	Series 3759, Class HI, IO, 4.000%, 08/15/37	183
1,990	Series 3760, Class GI, IO, 4.000%, 10/15/37	164
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,850
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,229
118	Series 3798, Class BF, VAR, 0.472%, 06/15/24	119
721	Series 3804, Class FN, VAR, 0.622%, 03/15/39	724
3,178	Series 3819, Class ZQ, 6.000%, 04/15/36	3,551
683	Series 3852, Class QN, IF, 5.500%, 05/15/41	727
1,925	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,075
2,478	Series 3920, Class LP, 5.000%, 01/15/34	2,710
1,331	Series 3925, Class FL, VAR, 0.622%, 01/15/41	1,345
1,124	Series 3957, Class B, 4.000%, 11/15/41	1,208
1,386	Series 3966, Class NA, 4.000%, 12/15/41	1,497
889	Series 3997, Class PF, VAR, 0.622%, 11/15/39	892
3,116	Series 4048, Class FJ, VAR, 0.570%, 07/15/37	3,114
2,000	Series 4217, Class KY, 3.000%, 06/15/43	2,013
7,452	Series 4219, Class JA, 3.500%, 08/15/39	7,941
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,513
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,567
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,205	Series 233, Class 11, IO, 5.000%, 09/15/35	156
1,719	Series 233, Class 13, IO, 5.000%, 09/15/35	223
306	Series 243, Class 16, IO, 4.500%, 11/15/20	19
683	Series 243, Class 17, IO, 4.500%, 12/15/20	44
8,232	Series 262, Class 35, 3.500%, 07/15/42	8,611

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,276	Series 264, Class F1, VAR, 0.722%, 07/15/42	2,298
2,129	Series 267, Class F5, VAR, 0.672%, 08/15/42	2,148
2,616	Series 281, Class F1, VAR, 0.672%, 10/15/42	2,612
8,913	Series 299, Class 300, 3.000%, 01/15/43	8,988
2,399	Series 310, Class PO, PO, 09/15/43	1,911
4,805	Series 323, Class 300, 3.000%, 01/15/44	4,973
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
496	Series T-41, Class 3A, VAR, 6.624%, 07/25/32	569
297	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	357
1,751	Series T-54, Class 2A, 6.500%, 02/25/43	2,058
525	Series T-54, Class 3A, 7.000%, 02/25/43	645
212	Series T-58, Class APO, PO, 09/25/43	174
461	Series T-59, Class 1AP, PO, 10/25/43	374
1,860	Series T-76, Class 2A, VAR, 1.314%, 10/25/37	1,806
	Federal National Mortgage Association - ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,642
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,519
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,217
307	Series 2012-M11, Class FA, VAR, 0.686%, 08/25/19	309
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,136
4,200	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,237
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,858
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,971
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,871
3,818	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	3,926
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,863
2,500	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,687
4,545	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,606

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
891		Series 2014-M5, Class FA, VAR, 0.514%, 01/25/17	891
		Federal National Mortgage Association Grantor Trust,
877		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,006
672		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	774
		Federal National Mortgage Association REMIC,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	4
9		Series 1989-70, Class G, 8.000%, 10/25/19	10
4		Series 1989-78, Class H, 9.400%, 11/25/19	4
8		Series 1989-83, Class H, 8.500%, 11/25/19	8
6		Series 1989-89, Class H, 9.000%, 11/25/19	6
6		Series 1990-1, Class D, 8.800%, 01/25/20	6
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
13		Series 1990-102, Class J, 6.500%, 08/25/20	14
15		Series 1990-120, Class H, 9.000%, 10/25/20	17
2		Series 1990-134, Class SC, HB, IF, 21.344%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-24, Class Z, 5.000%, 03/25/21	6
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
36		Series 1992-136, Class PK, 6.000%, 08/25/22	39
29		Series 1992-143, Class MA, 5.500%, 09/25/22	32
81		Series 1992-163, Class M, 7.750%, 09/25/22	91
133		Series 1992-188, Class PZ, 7.500%, 10/25/22	152
52		Series 1993-21, Class KA, 7.700%, 03/25/23	59
75		Series 1993-25, Class J, 7.500%, 03/25/23	84
20		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	28

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
31	Series 1993-62, Class SA, IF, 18.919%, 04/25/23	44
16	Series 1993-165, Class SD, IF, 13.389%, 09/25/23	20
34	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	39
24	Series 1993-179, Class SB, HB, IF, 26.723%, 10/25/23	40
16	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	20
31	Series 1993-199, Class FA, VAR, 0.721%, 10/25/23	31
45	Series 1993-205, Class H, PO, 09/25/23	43
71	Series 1993-225, Class UB, 6.500%, 12/25/23	80
24	Series 1993-230, Class FA, VAR, 0.771%, 12/25/23	24
63	Series 1993-247, Class FE, VAR, 1.171%, 12/25/23	64
29	Series 1993-247, Class SU, IF, 12.258%, 12/25/23	37
22	Series 1993-250, Class Z, 7.000%, 12/25/23	23
256	Series 1994-37, Class L, 6.500%, 03/25/24	292
1,259	Series 1994-40, Class Z, 6.500%, 03/25/24	1,380
57	Series 1995-2, Class Z, 8.500%, 01/25/25	66
269	Series 1995-19, Class Z, 6.500%, 11/25/23	307
274	Series 1996-14, Class SE, IF, IO, 8.900%, 08/25/23	63
5	Series 1996-27, Class FC, VAR, 0.671%, 03/25/17	5
23	Series 1996-59, Class J, 6.500%, 08/25/22	25
255	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	11
18	Series 1997-27, Class J, 7.500%, 04/18/27	19
42	Series 1997-29, Class J, 7.500%, 04/20/27	49
286	Series 1997-39, Class PD, 7.500%, 05/20/27	334
23	Series 1997-42, Class ZC, 6.500%, 07/18/27	27
479	Series 1997-61, Class ZC, 7.000%, 02/25/23	536
79	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	13
10	Series 1998-4, Class C, PO, 04/25/23	10
152	Series 1998-36, Class ZB, 6.000%, 07/18/28	173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
90		Series 1998-43, Class SA, IF, IO, 18.450%, 04/25/23	27
184		Series 1998-66, Class SB, IF, IO, 7.979%, 12/25/28	37
87		Series 1999-17, Class C, 6.350%, 04/25/29	97
381		Series 1999-18, Class Z, 5.500%, 04/18/29	425
82		Series 1999-38, Class SK, IF, IO, 7.879%, 08/25/23	8
45		Series 1999-52, Class NS, HB, IF, 22.901%, 10/25/23	68
127		Series 1999-62, Class PB, 7.500%, 12/18/29	146
395		Series 2000-2, Class ZE, 7.500%, 02/25/30	454
246		Series 2000-20, Class SA, IF, IO, 8.929%, 07/25/30	65
30		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
128		Series 2001-4, Class PC, 7.000%, 03/25/21	140
84		Series 2001-7, Class PF, 7.000%, 03/25/31	97
—	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
248		Series 2001-30, Class PM, 7.000%, 07/25/31	283
284		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	46
256		Series 2001-36, Class DE, 7.000%, 08/25/31	295
587		Series 2001-44, Class MY, 7.000%, 09/25/31	675
90		Series 2001-44, Class PD, 7.000%, 09/25/31	102
105		Series 2001-44, Class PU, 7.000%, 09/25/31	122
912		Series 2001-48, Class Z, 6.500%, 09/25/21	1,043
63		Series 2001-49, Class Z, 6.500%, 09/25/31	72
79		Series 2001-52, Class KB, 6.500%, 10/25/31	89
33		Series 2001-52, Class XN, 6.500%, 11/25/15	34
864		Series 2001-61, Class Z, 7.000%, 11/25/31	980
38		Series 2001-71, Class MB, 6.000%, 12/25/16	39
76		Series 2001-71, Class QE, 6.000%, 12/25/16	77
34		Series 2001-72, Class SX, IF, 17.068%, 12/25/31	44
130		Series 2001-74, Class MB, 6.000%, 12/25/16	132
74		Series 2002-1, Class HC, 6.500%, 02/25/22	85

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
105	Series 2002-1, Class SA, HB, IF, 24.632%, 02/25/32	178
63	Series 2002-1, Class UD, HB, IF, 23.902%, 12/25/23	97
119	Series 2002-2, Class UC, 6.000%, 02/25/17	122
246	Series 2002-3, Class OG, 6.000%, 02/25/17	253
59	Series 2002-7, Class OG, 6.000%, 03/25/17	61
155	Series 2002-7, Class TG, 6.000%, 03/25/17	159
67	Series 2002-10, Class SB, IF, 18.790%, 03/25/17	77
951	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	52
14	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	18
57	Series 2002-19, Class PE, 6.000%, 04/25/17	58
27	Series 2002-21, Class LO, PO, 04/25/32	25
269	Series 2002-21, Class PE, 6.500%, 04/25/32	302
173	Series 2002-24, Class AJ, 6.000%, 04/25/17	178
68	Series 2002-25, Class SG, IF, 18.910%, 05/25/17	79
695	Series 2002-28, Class PK, 6.500%, 05/25/32	779
161	Series 2002-37, Class Z, 6.500%, 06/25/32	185
126	Series 2002-42, Class C, 6.000%, 07/25/17	131
956	Series 2002-48, Class GH, 6.500%, 08/25/32	1,104
283	Series 2002-62, Class ZE, 5.500%, 11/25/17	299
80	Series 2002-63, Class KC, 5.000%, 10/25/17	83
159	Series 2002-77, Class S, IF, 14.170%, 12/25/32	208
536	Series 2002-83, Class CS, 6.881%, 08/25/23	599
520	Series 2002-94, Class BK, 5.500%, 01/25/18	539
303	Series 2003-3, Class HJ, 5.000%, 02/25/18	320
2,773	Series 2003-22, Class UD, 4.000%, 04/25/33	2,922
992	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	158
636	Series 2003-34, Class AX, 6.000%, 05/25/33	728
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,730

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
39	Series 2003-35, Class UC, 3.750%, 05/25/33	42
114	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	24
1,054	Series 2003-39, Class LW, 5.500%, 05/25/23	1,147
796	Series 2003-41, Class PE, 5.500%, 05/25/23	862
238	Series 2003-42, Class GB, 4.000%, 05/25/33	255
414	Series 2003-47, Class PE, 5.750%, 06/25/33	469
160	Series 2003-52, Class SX, HB, IF, 22.437%, 10/25/31	245
124	Series 2003-64, Class SX, IF, 13.323%, 07/25/33	151
552	Series 2003-71, Class DS, IF, 7.239%, 08/25/33	578
51	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	—	(h)
1,002	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	182
85	Series 2003-74, Class SH, IF, 9.862%, 08/25/33	96
264	Series 2003-76, Class GQ, 4.500%, 08/25/18	275
585	Series 2003-80, Class SY, IF, IO, 7.479%, 06/25/23	42
472	Series 2003-81, Class LC, 4.500%, 09/25/18	495
1,110	Series 2003-83, Class PG, 5.000%, 06/25/23	1,164
232	Series 2003-91, Class SD, IF, 12.215%, 09/25/33	276
1,351	Series 2003-116, Class SB, IF, IO, 7.429%, 11/25/33	340
64	Series 2003-122, Class TE, 5.000%, 12/25/22	64
285	Series 2003-128, Class NG, 4.000%, 01/25/19	301
86	Series 2003-130, Class SX, IF, 11.264%, 01/25/34	103
118	Series 2003-132, Class OA, PO, 08/25/33	113
1,258	Series 2004-4, Class QI, IF, IO, 6.929%, 06/25/33	138
119	Series 2004-4, Class QM, IF, 13.858%, 06/25/33	139
560	Series 2004-10, Class SC, HB, IF, 27.916%, 02/25/34	713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
496	Series 2004-25, Class PC, 5.500%, 01/25/34	525
947	Series 2004-25, Class SA, IF, 19.055%, 04/25/34	1,357
1,659	Series 2004-27, Class HB, 4.000%, 05/25/19	1,722
340	Series 2004-36, Class PC, 5.500%, 02/25/34	360
1,247	Series 2004-36, Class SA, IF, 19.055%, 05/25/34	1,684
384	Series 2004-36, Class SN, IF, 13.858%, 07/25/33	435
822	Series 2004-37, Class AG, 4.500%, 11/25/32	839
491	Series 2004-46, Class QB, HB, IF, 23.316%, 05/25/34	717
1,570	Series 2004-46, Class SK, IF, 16.030%, 05/25/34	1,975
253	Series 2004-51, Class SY, IF, 13.898%, 07/25/34	329
293	Series 2004-53, Class NC, 5.500%, 07/25/24	329
360	Series 2004-59, Class BG, PO, 12/25/32	335
789	Series 2004-61, Class FH, VAR, 0.971%, 11/25/32	809
104	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	127
197	Series 2004-76, Class CL, 4.000%, 10/25/19	208
457	Series 2004-79, Class SP, IF, 19.330%, 11/25/34	615
90	Series 2004-81, Class AC, 4.000%, 11/25/19	93
90	Series 2005-52, Class PA, 6.500%, 06/25/35	95
1,385	Series 2005-56, Class S, IF, IO, 6.539%, 07/25/35	265
319	Series 2005-66, Class SG, IF, 16.948%, 07/25/35	451
578	Series 2005-68, Class BC, 5.250%, 06/25/35	623
1,469	Series 2005-68, Class PG, 5.500%, 08/25/35	1,626
782	Series 2005-68, Class UC, 5.000%, 06/25/35	832
613	Series 2005-74, Class CS, IF, 19.550%, 05/25/35	829
5,137	Series 2005-84, Class XM, 5.750%, 10/25/35	5,575

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,175	Series 2005-109, Class PC, 6.000%, 12/25/35	2,426
6,760	Series 2005-110, Class GK, 5.500%, 08/25/34	7,088
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,888
1,751	Series 2005-110, Class MN, 5.500%, 06/25/35	1,865
369	Series 2005-116, Class PB, 6.000%, 04/25/34	382
143	Series 2006-15, Class OT, PO, 01/25/36	140
462	Series 2006-16, Class OA, PO, 03/25/36	436
635	Series 2006-22, Class AO, PO, 04/25/36	596
195	Series 2006-23, Class KO, PO, 04/25/36	184
1,879	Series 2006-39, Class WC, 5.500%, 01/25/36	2,031
97	Series 2006-42, Class CF, VAR, 0.621%, 06/25/36	98
1,000	Series 2006-44, Class GO, PO, 06/25/36	937
2,315	Series 2006-44, Class P, PO, 12/25/33	2,171
1,447	Series 2006-46, Class UC, 5.500%, 12/25/35	1,571
1,477	Series 2006-53, Class US, IF, IO, 6.409%, 06/25/36	216
1,370	Series 2006-56, Class FC, VAR, 0.461%, 07/25/36	1,375
1,388	Series 2006-56, Class PF, VAR, 0.521%, 07/25/36	1,397
777	Series 2006-56, Class PO, PO, 07/25/36	713
934	Series 2006-58, Class AP, PO, 07/25/36	879
113	Series 2006-58, Class FL, VAR, 0.631%, 07/25/36	114
453	Series 2006-58, Class PO, PO, 07/25/36	436
543	Series 2006-59, Class QO, PO, 01/25/33	537
3,508	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,320
675	Series 2006-65, Class QO, PO, 07/25/36	632
154	Series 2006-72, Class TO, PO, 08/25/36	146
2,808	Series 2006-77, Class PC, 6.500%, 08/25/36	3,198
569	Series 2006-79, Class DO, PO, 08/25/36	529
482	Series 2006-90, Class AO, PO, 09/25/36	452
192	Series 2006-109, Class PO, PO, 11/25/36	180
1,432	Series 2006-110, Class PO, PO, 11/25/36	1,340
128	Series 2006-111, Class EO, PO, 11/25/36	119
801	Series 2006-118, Class A2, VAR, 0.236%, 12/25/36	799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
167	Series 2006-119, Class PO, PO, 12/25/36	156
2,332	Series 2006-124, Class HB, VAR, 5.984%, 11/25/36	2,380
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,086
819	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	173
785	Series 2007-7, Class SG, IF, IO, 6.329%, 08/25/36	166
2,152	Series 2007-14, Class ES, IF, IO, 6.269%, 03/25/37	334
203	Series 2007-15, Class NO, PO, 03/25/22	198
708	Series 2007-16, Class FC, VAR, 0.921%, 03/25/37	717
237	Series 2007-42, Class AO, PO, 05/25/37	223
305	Series 2007-48, Class PO, PO, 05/25/37	282
889	Series 2007-54, Class FA, VAR, 0.571%, 06/25/37	894
4,845	Series 2007-60, Class AX, IF, IO, 6.979%, 07/25/37	713
222	Series 2007-77, Class FG, VAR, 0.671%, 03/25/37	224
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,592
929	Series 2007-84, Class PG, 6.000%, 12/25/36	961
3,257	Series 2007-88, Class VI, IF, IO, 6.369%, 09/25/37	564
2,245	Series 2007-91, Class ES, IF, IO, 6.289%, 10/25/37	356
1,547	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	251
2,503	Series 2007-101, Class A2, VAR, 0.421%, 06/27/36	2,500
560	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	621
5,000	Series 2007-114, Class A6, VAR, 0.371%, 10/27/37	4,932
2,003	Series 2007-116, Class HI, IO, VAR, 1.489%, 01/25/38	139
20	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
1,155	Series 2008-1, Class BI, IF, IO, 5.739%, 02/25/38	135
833	Series 2008-10, Class XI, IF, IO, 6.059%, 03/25/38	105
432	Series 2008-16, Class IS, IF, IO, 6.029%, 03/25/38	65

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
543	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	33
598	Series 2008-24, Class DY, 5.000%, 04/25/23	632
465	Series 2008-27, Class SN, IF, IO, 6.729%, 04/25/38	58
266	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	13
384	Series 2008-42, Class AO, PO, 09/25/36	370
39	Series 2008-44, Class PO, PO, 05/25/38	36
595	Series 2008-47, Class SI, IF, IO, 6.329%, 06/25/23	62
624	Series 2008-53, Class CI, IF, IO, 7.029%, 07/25/38	101
283	Series 2008-76, Class GF, VAR, 0.821%, 09/25/23	284
1,721	Series 2008-80, Class SA, IF, IO, 5.679%, 09/25/38	199
1,067	Series 2008-81, Class SB, IF, IO, 5.679%, 09/25/38	141
1,395	Series 2009-6, Class GS, IF, IO, 6.379%, 02/25/39	264
664	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	58
578	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	41
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	448
1,123	Series 2009-60, Class HT, 6.000%, 08/25/39	1,268
772	Series 2009-62, Class HJ, 6.000%, 05/25/39	858
1,123	Series 2009-70, Class CO, PO, 01/25/37	1,042
678	Series 2009-99, Class SC, IF, IO, 6.009%, 12/25/39	84
965	Series 2009-103, Class MB, VAR, 2.316%, 12/25/39	1,001
1,067	Series 2010-45, Class BD, 4.500%, 11/25/38	1,097
1,306	Series 2010-49, Class SC, IF, 12.318%, 03/25/40	1,503
826	Series 2010-64, Class DM, 5.000%, 06/25/40	902
994	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,140
1,936	Series 2010-133, Class A, 5.500%, 05/25/38	2,070
2,884	Series 2010-147, Class SA, IF, IO, 6.359%, 01/25/41	648

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,153		Series 2010-148, Class MA, 4.000%, 02/25/39	1,207
1,043		Series 2011-2, Class WA, VAR, 5.823%, 02/25/51	1,145
1,568		Series 2011-22, Class MA, 6.500%, 04/25/38	1,753
3,166		Series 2011-30, Class LS, IO, VAR, 1.819%, 04/25/41	243
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,632
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,758
729		Series 2011-75, Class FA, VAR, 0.721%, 08/25/41	739
1,559		Series 2011-118, Class MT, 7.000%, 11/25/41	1,794
2,135		Series 2011-130, Class CA, 6.000%, 12/25/41	2,440
1,304		Series 2012-14, Class FB, VAR, 0.621%, 08/25/37	1,313
7,260		Series 2012-47, Class HF, VAR, 0.571%, 05/25/27	7,291
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,895
5,337		Series 2012-99, Class AE, 2.500%, 05/25/39	5,396
3,367		Series 2012-108, Class F, VAR, 0.671%, 10/25/42	3,400
4,197		Series 2012-137, Class CF, VAR, 0.471%, 08/25/41	4,178
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,944
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,799
2,294		Series 2013-92, Class PO, PO, 09/25/43	1,859
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,442
3,483		Series 2013-101, Class DO, PO, 10/25/43	2,788
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,020
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,423
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,943
4,590		Series 2013-128, Class PO, PO, 12/25/43	3,763
—	(h)	Series G-17, Class S, HB, VAR, 1,063.280%, 06/25/21	4
16		Series G-28, Class S, IF, 14.929%, 09/25/21	20
22		Series G-35, Class M, 8.750%, 10/25/21	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7		Series G-51, Class SA, HB, IF, 25.589%, 12/25/21	10
—	(h)	Series G92-27, Class SQ, HB, IF, 11,837.806%, 05/25/22	1
114		Series G92-35, Class E, 7.500%, 07/25/22	127
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
13		Series G92-42, Class Z, 7.000%, 07/25/22	15
225		Series G92-44, Class ZQ, 8.000%, 07/25/22	239
18		Series G92-52, Class FD, VAR, 0.192%, 09/25/22	18
123		Series G92-54, Class ZQ, 7.500%, 09/25/22	135
17		Series G92-59, Class F, VAR, 1.392%, 10/25/22	17
36		Series G92-61, Class Z, 7.000%, 10/25/22	41
23		Series G92-62, Class B, PO, 10/25/22	22
119		Series G93-1, Class KA, 7.900%, 01/25/23	136
27		Series G93-5, Class Z, 6.500%, 02/25/23	30
35		Series G93-14, Class J, 6.500%, 03/25/23	39
82		Series G93-17, Class SI, IF, 6.000%, 04/25/23	91
74		Series G93-27, Class FD, VAR, 1.051%, 08/25/23	75
18		Series G93-37, Class H, PO, 09/25/23	17
34		Series G95-1, Class C, 8.800%, 01/25/25	38
		Federal National Mortgage Association REMIC Trust,
848		Series 2003-W1, Class 1A1, VAR, 5.840%, 12/25/42	950
332		Series 2003-W1, Class 2A, VAR, 6.529%, 12/25/42	387
118		Series 2003-W4, Class 2A, VAR, 6.371%, 10/25/42	137
50		Series 2007-W7, Class 1A4, HB, IF, 38.154%, 07/25/37	81
1,918		Series 2009-W1, Class A, 6.000%, 12/25/49	2,196
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
11		Series 218, Class 2, IO, 7.500%, 04/25/23	2
11		Series 265, Class 2, 9.000%, 03/25/24	13
132		Series 329, Class 1, PO, 01/25/33	125
313		Series 339, Class 18, IO, 4.500%, 07/25/18	17
446		Series 339, Class 21, IO, 4.500%, 08/25/18	24
219		Series 339, Class 28, IO, 5.500%, 08/25/18	13

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
182	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	37
624	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	125
497	Series 355, Class 11, IO, 6.000%, 07/25/34	112
195	Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	11
888	Series 365, Class 8, IO, 5.500%, 05/25/36	205
103	Series 368, Class 3, IO, 4.500%, 11/25/20	6
461	Series 374, Class 5, IO, 5.500%, 08/25/36	92
230	Series 383, Class 32, IO, 6.000%, 01/25/38	47
605	Series 383, Class 33, IO, 6.000%, 01/25/38	123
153	Series 393, Class 6, IO, 5.500%, 04/25/37	28
	Federal National Mortgage Association Trust,
229	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	269
910	Series 2004-W15, Class 2AF, VAR, 0.421%, 08/25/44	903
625	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	718
2,325	Series 2005-W3, Class 2AF, VAR, 0.391%, 03/25/45	2,332
818	Series 2006-W2, Class 1AF1, VAR, 0.391%, 02/25/46	817
	Government National Mortgage Association,
1,247	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,420
864	Series 1999-4, Class ZB, 6.000%, 02/20/29	970
86	Series 1999-30, Class S, IF, IO, 8.428%, 08/16/29	26
187	Series 1999-40, Class ZW, 7.500%, 11/20/29	217
125	Series 2000-9, Class Z, 8.000%, 06/20/30	149
1,160	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,377
215	Series 2000-12, Class ST, HB, IF, 38.646%, 02/16/30	380
1,610	Series 2000-21, Class Z, 9.000%, 03/16/30	1,969
248	Series 2000-31, Class Z, 9.000%, 10/20/30	286
141	Series 2000-35, Class ZA, 9.000%, 11/20/30	151
14	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
79	Series 2001-6, Class SD, IF, IO, 8.378%, 03/16/31	25
166	Series 2001-35, Class SA, IF, IO, 8.078%, 08/16/31	52
144	Series 2001-36, Class S, IF, IO, 7.878%, 08/16/31	44

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
191	Series 2002-3, Class SP, IF, IO, 7.218%, 01/16/32	53
735	Series 2002-24, Class AG, IF, IO, 7.778%, 04/16/32	171
66	Series 2002-24, Class SB, IF, 11.667%, 04/16/32	87
1,545	Series 2002-31, Class SE, IF, IO, 7.328%, 04/16/30	309
449	Series 2002-40, Class UK, 6.500%, 06/20/32	529
24	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	30
1,722	Series 2002-45, Class QE, 6.500%, 06/20/32	2,054
583	Series 2002-47, Class PG, 6.500%, 07/16/32	668
1,100	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,311
933	Series 2002-52, Class GH, 6.500%, 07/20/32	1,109
360	Series 2002-70, Class PS, IF, IO, 7.527%, 08/20/32	26
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,131
759	Series 2003-11, Class SK, IF, IO, 7.528%, 02/16/33	166
318	Series 2003-12, Class SP, IF, IO, 7.527%, 02/20/33	83
66	Series 2003-24, Class PO, PO, 03/16/33	61
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,538
753	Series 2003-46, Class MG, 6.500%, 05/20/33	882
848	Series 2003-46, Class TC, 6.500%, 03/20/33	962
286	Series 2003-52, Class AP, PO, 06/16/33	268
1,557	Series 2003-58, Class BE, 6.500%, 01/20/33	1,767
86	Series 2003-90, Class PO, PO, 10/20/33	79
1,021	Series 2003-112, Class SA, IF, IO, 6.378%, 12/16/33	207
690	Series 2003-112, Class TS, IF, IO, 6.777%, 10/20/32	31
2,853	Series 2004-11, Class SW, IF, IO, 5.327%, 02/20/34	383
28	Series 2004-15, Class SA, IF, 19.185%, 12/20/32	29
404	Series 2004-28, Class S, IF, 19.190%, 04/16/34	587

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
145	Series 2004-73, Class AE, IF, 14.500%, 08/17/34	173
1,613	Series 2004-90, Class SI, IF, IO, 5.927%, 10/20/34	241
1,086	Series 2005-3, Class SB, IF, IO, 5.927%, 01/20/35	164
2,788	Series 2005-17, Class SL, IF, IO, 6.527%, 07/20/34	431
291	Series 2005-35, Class FL, VAR, 0.524%, 03/20/32	292
43	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	1
2,815	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	440
283	Series 2005-68, Class DP, IF, 16.019%, 06/17/35	383
3,896	Series 2005-68, Class KI, IF, IO, 6.127%, 09/20/35	655
497	Series 2005-69, Class SY, IF, IO, 6.577%, 11/20/33	76
513	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	96
259	Series 2006-16, Class OP, PO, 03/20/36	248
721	Series 2006-38, Class SW, IF, IO, 6.327%, 06/20/36	80
888	Series 2006-59, Class SD, IF, IO, 6.527%, 10/20/36	157
1,408	Series 2006-65, Class SA, IF, IO, 6.627%, 11/20/36	215
881	Series 2007-9, Class DI, IF, IO, 6.337%, 03/20/37	122
2,096	Series 2007-17, Class JI, IF, IO, 6.638%, 04/16/37	412
225	Series 2007-17, Class JO, PO, 04/16/37	214
1,281	Series 2007-19, Class SD, IF, IO, 6.027%, 04/20/37	178
1,191	Series 2007-26, Class SC, IF, IO, 6.027%, 05/20/37	141
937	Series 2007-27, Class SA, IF, IO, 6.027%, 05/20/37	121
294	Series 2007-28, Class BO, PO, 05/20/37	282
770	Series 2007-36, Class SE, IF, IO, 6.298%, 06/16/37	95
2,209	Series 2007-40, Class SB, IF, IO, 6.577%, 07/20/37	320
1,337	Series 2007-42, Class SB, IF, IO, 6.577%, 07/20/37	205
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,057

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
936	Series 2007-50, Class AI, IF, IO, 6.602%, 08/20/37	135
134	Series 2007-53, Class SW, IF, 19.685%, 09/20/37	183
626	Series 2007-57, Class PO, PO, 03/20/37	603
757	Series 2007-57, Class QA, IF, IO, 6.327%, 10/20/37	118
692	Series 2007-71, Class SB, IF, IO, 6.527%, 07/20/36	39
698	Series 2007-72, Class US, IF, IO, 6.377%, 11/20/37	105
720	Series 2007-73, Class MI, IF, IO, 5.827%, 11/20/37	93
1,390	Series 2007-76, Class SA, IF, IO, 6.357%, 11/20/37	209
708	Series 2007-79, Class SY, IF, IO, 6.377%, 12/20/37	102
447	Series 2007-81, Class SP, IF, IO, 6.477%, 12/20/37	65
804	Series 2007-82, Class SA, IF, IO, 6.357%, 12/20/37	114
388	Series 2008-2, Class MS, IF, IO, 6.988%, 01/16/38	73
1,293	Series 2008-2, Class NS, IF, IO, 6.368%, 01/16/38	217
774	Series 2008-10, Class S, IF, IO, 5.657%, 02/20/38	97
18	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
564	Series 2008-25, Class SB, IF, IO, 6.727%, 03/20/38	86
559	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	59
1,091	Series 2008-36, Class SH, IF, IO, 6.127%, 04/20/38	187
5,720	Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	1,043
1,051	Series 2008-41, Class SA, IF, IO, 6.167%, 05/20/38	137
666	Series 2008-55, Class SA, IF, IO, 6.027%, 06/20/38	81
198	Series 2008-60, Class PO, PO, 01/20/38	196
239	Series 2008-65, Class ME, 5.750%, 09/20/37	240
353	Series 2008-71, Class SC, IF, IO, 5.827%, 08/20/38	42
790	Series 2008-93, Class AS, IF, IO, 5.527%, 12/20/38	106

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,102	Series 2009-6, Class SA, IF, IO, 5.928%, 02/16/39	142
710	Series 2009-10, Class SL, IF, IO, 6.328%, 03/16/34	42
2,117	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	312
788	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	133
726	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	134
2,017	Series 2009-22, Class SA, IF, IO, 6.097%, 04/20/39	240
569	Series 2009-25, Class SE, IF, IO, 7.427%, 09/20/38	94
479	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	68
478	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	75
837	Series 2009-43, Class SA, IF, IO, 5.777%, 06/20/39	109
662	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	64
1,834	Series 2009-72, Class SM, IF, IO, 6.078%, 08/16/39	239
410	Series 2009-79, Class OK, PO, 11/16/37	393
617	Series 2010-14, Class CO, PO, 08/20/35	593
462	Series 2010-130, Class CP, 7.000%, 10/16/40	536
3,503	Series 2010-157, Class OP, PO, 12/20/40	3,014
3,797	Series 2010-H17, Class XQ, VAR, 5.239%, 07/20/60	4,156
1,104	Series 2011-22, Class WA, VAR, 5.956%, 02/20/37	1,230
2,175	Series 2011-75, Class SM, IF, IO, 6.427%, 05/20/41	477
2,866	Series 2012-61, Class FM, VAR, 0.572%, 05/16/42	2,883
864	Series 2012-141, Class WC, VAR, 3.746%, 01/20/42	905
4,300	Series 2012-H10, Class FA, VAR, 0.718%, 12/20/61	4,317
2,174	Series 2012-H15, Class FA, VAR, 0.618%, 05/20/62	2,176
3,298	Series 2012-H21, Class CF, VAR, 0.868%, 05/20/61	3,312
2,848	Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	2,856
4,628	Series 2012-H22, Class FD, VAR, 0.638%, 01/20/61	4,627

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,255		Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	1,257
3,061		Series 2012-H24, Class FG, VAR, 0.598%, 04/20/60	3,064
1,894		Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	1,896
2,603		Series 2012-H28, Class FA, VAR, 0.748%, 09/20/62	2,607
3,395		Series 2012-H30, Class PA, VAR, 0.618%, 11/20/59	3,399
2,050		Series 2012-H31, Class FD, VAR, 0.508%, 12/20/62	2,040
3,879		Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	4,172
3,041		Series 2013-75, Class WA, VAR, 5.224%, 06/20/40	3,429
1,641		Series 2013-91, Class WA, VAR, 4.514%, 04/20/43	1,757
1,300		Series 2013-116, Class JY, 4.000%, 08/16/43	1,434
3,046		Series 2013-H01, Class FA, 1.650%, 01/20/63	3,033
1,301		Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	1,300
1,490		Series 2013-H04, Class BA, 1.650%, 02/20/63	1,484
4,673		Series 2013-H05, Class FB, VAR, 0.568%, 02/20/62	4,669
1,829		Series 2013-H07, Class HA, VAR, 0.578%, 03/20/63	1,822
9,856		Series 2013-H07, Class JA, 1.750%, 03/20/63	9,842
1,731		Series 2013-H08, Class FC, VAR, 0.618%, 02/20/63	1,727
1,929		Series 2013-H09, Class HA, 1.650%, 04/20/63	1,919
4,087		Series 2013-H18, Class JA, VAR, 0.768%, 08/20/63	4,112
1,473		Series 2014-188, Class W, VAR, 4.698%, 10/20/41	1,639
1,889		Series 2014-H01, Class FD, VAR, 0.818%, 01/20/64	1,903
6,500		Series 2015-H05, Class FC, VAR, 0.652%, 02/20/65	6,484
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Vendee Mortgage Trust,
450		Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	496

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
697	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	761
649	Series 1996-1, Class 1Z, 6.750%, 02/15/26	743
514	Series 1996-2, Class 1Z, 6.750%, 06/15/26	593
892	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,050
1,074	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,250
2,066	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,354
6,138	Series 2003-2, Class Z, 5.000%, 05/15/33	7,020

		593,622

	Non-Agency CMO — 5.9%
9	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.401%, 02/02/37 (e)	9
	Ajax Mortgage Loan Trust,
2,351	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,329
2,685	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,701
	Alternative Loan Trust,
14,071	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	14,182
1,742	Series 2005-1CB, Class 1A6, IF, IO, 6.929%, 03/25/35	364
4,396	Series 2005-20CB, Class 3A8, IF, IO, 4.579%, 07/25/35	550
7,395	Series 2005-22T1, Class A2, IF, IO, 4.899%, 06/25/35	1,106
4,534	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,387
153	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	124
5,963	Series 2005-37T1, Class A2, IF, IO, 4.879%, 09/25/35	898
3,886	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,540
9,772	Series 2005-54CB, Class 1A2, IF, IO, 4.679%, 11/25/35	1,152
2,464	Series 2005-57CB, Class 3A2, IF, IO, 4.929%, 12/25/35	342
1,481	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,390
4,871	Series 2005-J1, Class 1A4, IF, IO, 4.929%, 02/25/35	432
2,176	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,911
	American General Mortgage Loan Trust,
361	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	362

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,165
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	496
	ASG Resecuritization Trust,
528	Series 2009-1, Class A60, VAR, 2.048%, 06/26/37 (e)	521
882	Series 2009-2, Class G60, VAR, 4.714%, 05/24/36 (e)	887
2,444	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	2,432
1,280	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,295
660	Series 2010-2, Class A60, VAR, 1.828%, 01/28/37 (e)	650
707	Series 2011-1, Class 3A50, VAR, 2.824%, 11/28/35 (e)	695
	Banc of America Alternative Loan Trust,
156	Series 2003-2, Class PO, PO, 04/25/33	142
29	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	29
271	Series 2003-11, Class PO, PO, 01/25/34	235
124	Series 2004-6, Class 15PO, PO, 07/25/19	120
1,339	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,263
3,476	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	711
1,002	Series 2006-4, Class 1A4, 6.000%, 05/25/46	715
1,918	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	1,902
	Banc of America Funding Trust,
338	Series 2004-1, Class PO, PO, 03/25/34	276
482	Series 2004-2, Class 30PO, PO, 09/20/34	399
209	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	205
738	Series 2005-6, Class 2A7, 5.500%, 10/25/35	729
474	Series 2005-7, Class 30PO, PO, 11/25/35	356
295	Series 2005-8, Class 30PO, PO, 01/25/36	227
1,203	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	1,202
544	Series 2006-A, Class 3A2, VAR, 2.779%, 02/20/36	439
199	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
89	Series 2003-3, Class 2A1, VAR, 0.721%, 05/25/18	86
74	Series 2003-6, Class 2A1, VAR, 0.621%, 08/25/18	74
31	Series 2003-7, Class A2, 4.750%, 09/25/18	32
135	Series 2003-8, Class APO, PO, 11/25/33	111
761	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	3
52	Series 2004-4, Class APO, PO, 05/25/34	45
803	Series 2004-5, Class 2A2, 5.500%, 06/25/34	818
421	Series 2004-6, Class 2A5, PO, 07/25/34	370
227	Series 2004-6, Class APO, PO, 07/25/34	203
26	Series 2004-8, Class 5PO, PO, 05/25/32	24
30	Series 2004-8, Class XPO, PO, 10/25/34	25
238	Series 2004-A, Class 2A2, VAR, 2.681%, 02/25/34	237
741	Series 2004-J, Class 3A1, VAR, 2.861%, 11/25/34	728
763	Series 2005-10, Class 1A6, 5.500%, 11/25/35	722
	BCAP LLC Trust,
314	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	323
390	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	405
579	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	582
85	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	85
472	Series 2010-RR6, Class 22A3, VAR, 4.338%, 06/26/36 (e)	477
303	Series 2010-RR7, Class 16A1, VAR, 0.814%, 02/26/47 (e)	301
170	Series 2010-RR7, Class 1A5, VAR, 3.660%, 04/26/35 (e)	168
1,950	Series 2010-RR7, Class 2A1, VAR, 2.072%, 07/26/45 (e)	1,955
160	Series 2010-RR8, Class 3A3, VAR, 5.089%, 05/26/35 (e)	160
1,500	Series 2010-RR8, Class 3A4, VAR, 5.089%, 05/26/35 (e)	1,414
693	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	701
1,837	Series 2011-RR10, Class 2A1, VAR, 0.988%, 09/26/37 (e)	1,690

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,716	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,748
1,393	Series 2011-RR5, Class 11A3, VAR, 0.318%, 05/28/36 (e)	1,370
96	Series 2011-RR5, Class 14A3, VAR, 3.681%, 07/26/36 (e)	96
1,053	Series 2012-RR10, Class 3A1, VAR, 0.360%, 05/26/36 (e)	998
1,053	Series 2012-RR2, Class 1A1, VAR, 0.340%, 08/26/36 (e)	1,032
947	Series 2012-RR3, Class 2A5, VAR, 1.987%, 05/26/37 (e)	948
	Bear Stearns ARM Trust,
164	Series 2003-7, Class 3A, VAR, 2.411%, 10/25/33	164
703	Series 2004-1, Class 12A1, VAR, 2.753%, 04/25/34	699
124	Series 2004-2, Class 14A, VAR, 3.062%, 05/25/34	124
1,483	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	1,499
3,612	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	3,601
270	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	271
	CHL Mortgage Pass-Through Trust,
154	Series 2003-J7, Class 4A3, IF, 9.552%, 08/25/18	161
476	Series 2004-7, Class 2A1, VAR, 2.464%, 06/25/34	466
259	Series 2004-8, Class 2A1, 4.500%, 06/25/19	267
185	Series 2004-HYB1, Class 2A, VAR, 2.509%, 05/20/34	176
708	Series 2004-HYB3, Class 2A, VAR, 2.203%, 06/20/34	672
610	Series 2004-HYB6, Class A3, VAR, 2.411%, 11/20/34	583
234	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	240
1,148	Series 2005-16, Class A23, 5.500%, 09/25/35	1,073
3,149	Series 2005-22, Class 2A1, VAR, 2.448%, 11/25/35	2,667
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
127	Series 2005-5, Class APO, PO, 08/25/35	112
124	Series 2005-8, Class APO, PO, 11/25/35	99

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust, Inc.,
257	Series 2003-1, Class 2A5, 5.250%, 10/25/33	262
133	Series 2003-1, Class 2A6, PO, 10/25/33	119
96	Series 2003-1, Class PO2, PO, 10/25/33	87
106	Series 2003-1, Class PO3, PO, 09/25/33	95
109	Series 2003-UP3, Class A3, 7.000%, 09/25/33	113
155	Series 2003-UST1, Class A1, 5.500%, 12/25/18	157
27	Series 2003-UST1, Class PO1, PO, 12/25/18	26
29	Series 2003-UST1, Class PO3, PO, 12/25/18	28
138	Series 2004-UST1, Class A6, VAR, 2.478%, 08/25/34	132
382	Series 2005-1, Class 2A1A, VAR, 2.611%, 04/25/35	291
473	Series 2005-2, Class 2A11, 5.500%, 05/25/35	492
498	Series 2005-5, Class 1A2, VAR, 2.767%, 08/25/35	367
1,168	Series 2008-AR4, Class 1A1A, VAR, 2.720%, 11/25/38 (e)	1,171
492	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	513
3,344	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	3,400
3,625	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	3,713
—(h)	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	—(h)
	Credit Suisse First Boston Mortgage Securities Corp.,
594	Series 2003-1, Class DB1, VAR, 6.701%, 02/25/33	600
86	Series 2003-17, Class 2A1, 5.000%, 07/25/18	88
285	Series 2003-21, Class 1A4, 5.250%, 09/25/33	295
453	Series 2003-25, Class 1P, PO, 10/25/33	392
25	Series 2004-5, Class 5P, PO, 08/25/19	24
2,202	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,245
2,450	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,434
	CSMC,
520	Series 2011-9R, Class A1, VAR, 2.169%, 03/27/46 (e)	521
1,293	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,303

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CSMC Trust,
627	Series 2010-16, Class A3, VAR, 3.151%, 06/25/50 (e)	634
7,661	Series 2010-11R, Class A6, VAR, 1.171%, 06/28/47 (e)	7,355
749	Series 2011-6R, Class 3A1, VAR, 1.814%, 07/28/36 (e)	753
632	Series 2012-3R, Class 1A1, VAR, 2.247%, 07/27/37 (e)	629
417	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	419
2	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	2
	First Horizon Alternative Mortgage Securities Trust,
1,060	Series 2004-AA4, Class A1, VAR, 2.245%, 10/25/34	1,050
1,492	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,355
2,575	Series 2007-FA4, Class 1A2, IF, IO, 5.479%, 08/25/37	518
	First Horizon Mortgage Pass-Through Trust,
511	Series 2004-AR2, Class 2A1, VAR, 2.638%, 05/25/34	508
1,437	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	1,429
	GMACM Mortgage Loan Trust,
531	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	524
264	Series 2004-J5, Class A7, 6.500%, 01/25/35	275
96	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	99
4,240	Series 2005-AR3, Class 3A4, VAR, 2.797%, 06/19/35	4,178
	GSMPS Mortgage Loan Trust,
889	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	933
1,297	Series 2005-RP3, Class 1AF, VAR, 0.521%, 09/25/35 (e)	1,106
980	Series 2005-RP3, Class 1AS, IO, VAR, 4.748%, 09/25/35 (e)	131
4,302	Series 2006-RP2, Class 1AS2, IF, IO, 5.879%, 04/25/36 (e)	540
	GSR Mortgage Loan Trust,
612	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	655
542	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	563

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
675	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	669
254	Series 2005-4F, Class AP, PO, 05/25/35	228
2,436	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,524
3,033	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,743
2,541	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,528
3,465	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,401
	Impac CMB Trust,
2,317	Series 2004-7, Class 1A1, VAR, 0.911%, 11/25/34	2,198
281	Series 2005-4, Class 2A1, VAR, 0.471%, 05/25/35	276
	Impac Secured Assets Trust,
627	Series 2006-1, Class 2A1, VAR, 0.521%, 05/25/36	607
553	Series 2006-2, Class 2A1, VAR, 0.521%, 08/25/36	542
13,871	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
1,265	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	1,267
1,700	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	1,703
312	Series 2006-A3, Class 6A1, VAR, 2.540%, 08/25/34	314
360	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.513%, 09/26/36 (e)	364
	Lehman Mortgage Trust,
609	Series 2006-2, Class 1A1, VAR, 6.010%, 04/25/36	570
1,192	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,001
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.208%, 11/27/37 (e)	1,002
	MASTR Adjustable Rate Mortgages Trust,
84	Series 2004-4, Class 2A1, VAR, 1.962%, 05/25/34	75
728	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	733
1,716	Series 2004-13, Class 3A7, VAR, 2.641%, 11/21/34	1,746

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
382	Series 2004-15, Class 3A1, VAR, 3.074%, 12/25/34	379
	MASTR Alternative Loan Trust,
180	Series 2003-3, Class 1A1, 6.500%, 05/25/33	191
528	Series 2003-9, Class 8A1, 6.000%, 01/25/34	528
579	Series 2004-3, Class 2A1, 6.250%, 04/25/34	612
770	Series 2004-4, Class 10A1, 5.000%, 05/25/24	814
439	Series 2004-6, Class 30PO, PO, 07/25/34	345
656	Series 2004-6, Class 7A1, 6.000%, 07/25/34	668
295	Series 2004-7, Class 30PO, PO, 08/25/34	227
944	Series 2004-8, Class 6A1, 5.500%, 09/25/19	975
157	Series 2004-10, Class 1A1, 4.500%, 09/25/19	160
	MASTR Asset Securitization Trust,
41	Series 2003-2, Class 2A1, 4.500%, 03/25/18	41
15	Series 2003-3, Class 4A1, 5.000%, 04/25/18	16
59	Series 2003-4, Class 3A2, 5.000%, 05/25/18	60
107	Series 2003-12, Class 30PO, PO, 12/25/33	96
79	Series 2004-1, Class 30PO, PO, 02/25/34	69
25	Series 2004-4, Class 3A1, 4.500%, 04/25/19	26
42	Series 2004-6, Class 15PO, PO, 07/25/19	40
58	Series 2004-8, Class 1A1, 4.750%, 08/25/19	59
24	Series 2004-8, Class PO, PO, 08/25/19	22
2,503	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.521%, 05/25/35 (e)	2,062
964	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	771
	Merrill Lynch Mortgage Investors Trust,
283	Series 2003-E, Class A1, VAR, 0.791%, 10/25/28	271
720	Series 2004-1, Class 2A1, VAR, 2.165%, 12/25/34	702
531	Series 2004-A, Class A1, VAR, 0.631%, 04/25/29	517
22	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	24

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
608	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.811%, 02/25/35	593
462	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	466
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
214	Series 2003-A1, Class A1, 5.500%, 05/25/33	221
114	Series 2003-A1, Class A2, 6.000%, 05/25/33	118
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	49
5	Series 2003-A1, Class A7, 5.000%, 04/25/18	5
7	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	7
285	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.467%, 05/25/35	288
	RALI Trust,
65	Series 2002-QS16, Class A3, IF, 16.265%, 10/25/17	67
209	Series 2002-QS8, Class A5, 6.250%, 06/25/17	212
4,225	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,395
466	Series 2003-QS12, Class A2A, IF, IO, 7.429%, 06/25/18	44
142	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	9
1,035	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,051
324	Series 2003-QS18, Class A1, 5.000%, 09/25/18	330
1,396	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,471
179	Series 2003-QS3, Class A2, IF, 16.124%, 02/25/18	199
15	Series 2003-QS3, Class A8, IF, IO, 7.429%, 02/25/18	—	(h)
464	Series 2003-QS9, Class A3, IF, IO, 7.379%, 05/25/18	44
2,034	Series 2004-QA6, Class NB2, VAR, 2.962%, 12/26/34	1,689
	RBSSP Resecuritization Trust,
402	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	425
496	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
742	Series 2009-12, Class 1A1, VAR, 5.790%, 11/25/33 (e)	779
628	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	635
38	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	38
	Residential Asset Securitization Trust,
297	Series 2003-A13, Class A3, 5.500%, 01/25/34	305
21	Series 2003-A14, Class A1, 4.750%, 02/25/19	22
2,772	Series 2005-A2, Class A4, IF, IO, 4.879%, 03/25/35	390
743	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	667
	RFMSI Trust,
219	Series 2003-S13, Class A3, 5.500%, 06/25/33	219
76	Series 2003-S14, Class A4, PO, 07/25/18	75
156	Series 2004-S3, Class A1, 4.750%, 03/25/19	159
436	Series 2004-S6, Class 2A6, PO, 06/25/34	373
79	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	80
766	Series 2005-SA4, Class 1A1, VAR, 2.733%, 09/25/35	641
15	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	13
	Salomon Brothers Mortgage Securities VII, Inc.,
271	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	274
14	Series 2003-UP2, Class PO1, PO, 12/25/18	12
	Springleaf Mortgage Loan Trust,
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,626
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,077
2,093	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,092
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,130
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	597
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	465
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	275
1,756	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,754

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,094
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	902
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	639
2,993	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,988
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,079
772	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	770
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,147
822	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.353%, 06/25/34	817
763	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.834%, 10/19/34	719
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
838	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	856
1,483	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,525
	Structured Asset Securities Corp. Trust,
150	Series 2005-6, Class 4A1, 5.000%, 05/25/35	152
226	Series 2005-10, Class 5A9, 5.250%, 12/25/34	229
	Thornburg Mortgage Securities Trust,
441	Series 2003-4, Class A1, VAR, 0.811%, 09/25/43	421
1,217	Series 2004-4, Class 3A, VAR, 1.927%, 12/25/44	1,209
988	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	988
	WaMu Mortgage Pass-Through Certificates Trust,
163	Series 2003-AR8, Class A, VAR, 2.383%, 08/25/33	167
2,511	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	2,584
349	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	346
181	Series 2003-S8, Class A6, 4.500%, 09/25/18	183

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,210	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,243
103	Series 2003-S9, Class P, PO, 10/25/33	81
216	Series 2004-AR3, Class A1, VAR, 2.368%, 06/25/34	218
181	Series 2004-AR3, Class A2, VAR, 2.368%, 06/25/34	182
1,910	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,957
273	Series 2006-AR10, Class 2P, VAR, 2.264%, 09/25/36	238
211	Series 2006-AR12, Class 2P, VAR, 1.854%, 10/25/36	155
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
9,182	Series 2005-2, Class 1A4, IF, IO, 4.879%, 04/25/35	1,297
1,807	Series 2005-2, Class 2A3, IF, IO, 4.829%, 04/25/35	232
2,293	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	480
2,839	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,620
2,291	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	481
669	Series 2005-6, Class 2A4, 5.500%, 08/25/35	643
4,282	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,114
1,442	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,420
	Wells Fargo Mortgage-Backed Securities Trust,
215	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	216
407	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	413
488	Series 2004-EE, Class 2A1, VAR, 2.612%, 12/25/34	490
524	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	530
2,585	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	2,597
524	Series 2004-V, Class 1A1, VAR, 2.604%, 10/25/34	528
229	Series 2005-16, Class APO, PO, 01/25/36	180
371	Series 2005-AR16, Class 2A1, VAR, 2.602%, 02/25/34	376

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
4,580	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	4,614
465	Series 2005-AR8, Class 2A1, VAR, 2.592%, 06/25/35	468
526	Series 2006-2, Class APO, PO, 03/25/36	338
263	Series 2006-4, Class 1APO, PO, 04/25/36	203
1,247	Series 2007-7, Class A7, 6.000%, 06/25/37	1,263
358	Series 2007-11, Class A14, 6.000%, 08/25/37	354

		235,199

	Total Collateralized Mortgage Obligations (Cost $784,162)	828,821

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
286	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	287
405	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	406
	A10 Term Asset Financing LLC,
3,350	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,373
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	711
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.223%, 08/15/31 (e)	607
710	Series 2014-FL2, Class C, VAR, 2.673%, 08/15/31 (e)	708
400	Series 2014-FL2, Class D, VAR, 3.573%, 08/15/31 (e)	399
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	567
1,300	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	1,314
	Banc of America Commercial Mortgage Trust,
385	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	392
2,094	Series 2006-4, Class A4, 5.634%, 07/10/46	2,177
915	Series 2006-5, Class A4, 5.414%, 09/10/47	953
1,500	Series 2007-5, Class A4, 5.492%, 02/10/51	1,597
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	402
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,619

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,543
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,472
	Bear Stearns Commercial Mortgage Securities Trust,
25,012	Series 2005-PWR8, Class X1, IO, VAR, 0.736%, 06/11/41 (e)	24
3,002	Series 2006-PW11, Class A4, VAR, 5.435%, 03/11/39	3,083
83,683	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.373%, 12/11/49 (e)	528
900	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.956%, 02/15/31 (e)	896
377	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	376
	COBALT CMBS Commercial Mortgage Trust,
526	Series 2006-C1, Class A4, 5.223%, 08/15/48	553
16,889	Series 2006-C1, Class IO, IO, VAR, 0.781%, 08/15/48	216
	COMM Mortgage Trust,
2,962	Series 2012-CR2, Class XA, IO, VAR, 1.901%, 08/15/45	290
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,878
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,075
1,400	Series 2014-TWC, Class A, VAR, 1.022%, 02/13/32 (e)	1,396
126	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.112%, 11/17/26 (e)	126
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.787%, 07/10/38	315
669	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.684%, 03/15/39	689
2,018	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	2,010
294	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	294
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.320%, 02/25/23	2,729
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,010
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,533
3,431	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	3,481
1,370	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,392
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	494
865	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	882
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,055
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.380%, 08/12/37	1,000
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	401
991	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,053
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,059
	LB-UBS Commercial Mortgage Trust,
973	Series 2006-C1, Class A4, 5.156%, 02/15/31	993
39,587	Series 2006-C7, Class XW, IO, VAR, 0.659%, 11/15/38 (e)	383
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	321
817	Series 2007-C2, Class A3, 5.430%, 02/15/40	869
2,749	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,803
	ML-CFC Commercial Mortgage Trust,
2,937	Series 2006-1, Class A4, VAR, 5.467%, 02/12/39	3,009
27,183	Series 2006-4, Class XC, IO, VAR, 0.635%, 12/12/49 (e)	270
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,115
	Morgan Stanley Capital I Trust,
33,751	Series 2006-IQ12, Class X1, IO, VAR, 0.467%, 12/15/43 (e)	248
64,610	Series 2007-HQ11, Class X, IO, VAR, 0.215%, 02/12/44 (e)	242

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	815
	Morgan Stanley Re-REMIC Trust,
981	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	980
3,420	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	3,423
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,557
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,012
9,809	Series 2010-C1, Class APT, 2.650%, 10/29/20	9,927
	NorthStar, (Cayman Islands),
2,312	Series 2013-1A, Class A, VAR, 2.018%, 08/25/29 (e)	2,314
1,392	Series 2013-1A, Class B, VAR, 5.168%, 08/25/29 (e)	1,406
1,164	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,164
	RAIT Trust,
1,960	Series 2014-FL3, Class A, VAR, 1.422%, 12/15/31 (e)	1,961
1,986	Series 2014-FL3, Class AS, VAR, 3.394%, 12/15/31 (e)	1,987
736	Series 2014-FL3, Class B, VAR, 2.822%, 12/15/31 (e)	737
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	657
1,024	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,051
181	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.556%, 08/15/39	181
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,330
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,113
10,193	Series 2012-C2, Class XA, IO, VAR, 1.750%, 05/10/63 (e)	774
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	888
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,419
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,273

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,519
951	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	950
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,877
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	846
400	Series 2013-C11, Class D, VAR, 4.182%, 03/15/45 (e)	389

	Total Commercial Mortgage-Backed Securities (Cost $140,546)	143,943

Corporate Bonds — 19.4%
	Consumer Discretionary — 1.4%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	622
675	4.250%, 03/01/21	729
173	4.950%, 07/02/64	183
1,000	5.250%, 12/01/41	1,152

		2,686

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	422
532	1.875%, 01/11/18 (e)	537
305	2.250%, 03/02/20 (e)	306
981	2.375%, 08/01/18 (e)	1,001
739	2.625%, 09/15/16 (e)	757
1,425	2.950%, 01/11/17 (e)	1,474

		4,497

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.300%, 12/05/21	1,503
1,435	4.800%, 12/05/34	1,547

		3,050

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	129
400	6.650%, 11/15/37	543
250	6.900%, 08/15/39	349
1,075	7.300%, 04/30/28	1,389
505	8.000%, 10/17/16	561
430	8.875%, 04/26/23	585

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
475	3.700%, 08/15/24	487
345	4.600%, 01/15/45	349
360	4.900%, 08/15/44	379
140	5.500%, 05/15/33	156
265	5.750%, 04/15/20	304
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	364
	Comcast Corp.,
555	4.200%, 08/15/34	601
1,082	4.250%, 01/15/33	1,165
2,910	5.900%, 03/15/16	3,067
400	6.450%, 03/15/37	545
1,355	6.500%, 11/15/35	1,872
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	450
885	4.800%, 02/01/35 (e)	930
125	8.375%, 03/01/39 (e)	178
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	588
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
435	3.800%, 03/15/22	449
376	3.950%, 01/15/25	386
1,000	4.600%, 02/15/21	1,088
862	5.000%, 03/01/21	956
2,000	6.000%, 08/15/40	2,256
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,088
569	4.950%, 05/15/42	600
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,648
	NBCUniversal Media LLC,
310	4.375%, 04/01/21	344
800	5.950%, 04/01/41	1,051
515	6.400%, 04/30/40	708
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	305
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	497
1,278	3.950%, 09/30/21	1,361
441	4.500%, 05/23/43	447
325	4.700%, 10/15/19	356
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	394
1,218	5.850%, 05/01/17	1,328
400	6.550%, 05/01/37	483
800	8.250%, 04/01/19	977

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Time Warner Entertainment Co. LP,
160	8.375%, 03/15/23	213
1,250	8.375%, 07/15/33	1,800
	Time Warner, Inc.,
555	4.750%, 03/29/21	621
313	5.375%, 10/15/41	364
150	6.200%, 03/15/40	190
172	6.250%, 03/29/41	222
265	6.500%, 11/15/36	345
250	7.625%, 04/15/31	352
171	7.700%, 05/01/32	245
	Viacom, Inc.,
235	2.750%, 12/15/19	238
500	3.125%, 06/15/22	494
67	3.250%, 03/15/23	66
808	3.875%, 12/15/21	843
464	4.375%, 03/15/43	435
100	4.500%, 03/01/21	108
250	4.500%, 02/27/42	235
262	4.850%, 12/15/34	270
130	6.250%, 04/30/16	138
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		39,225

	Multiline Retail — 0.1%
280	Kohl’s Corp., 6.250%, 12/15/17	313
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	512
462	4.375%, 09/01/23	502
526	4.500%, 12/15/34	553
157	5.125%, 01/15/42	175
230	7.450%, 07/15/17	260
455	Nordstrom, Inc., 4.000%, 10/15/21	493
200	Target Corp., 6.000%, 01/15/18	226

		3,034

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	233
533	Gap, Inc. (The), 5.950%, 04/12/21	609
1,785	Home Depot, Inc. (The), 5.400%, 03/01/16	1,872
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	837
326	5.125%, 11/15/41	392
750	Series B, 7.110%, 05/15/37	1,045

		4,988

	Total Consumer Discretionary	57,480

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 0.9%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	668
920	5.750%, 04/01/36	1,126
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	954
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	114
440	Coca-Cola Co. (The), 4.875%, 03/15/19	495
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	266
510	4.828%, 07/15/20	576
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	824
255	Diageo Investment Corp., 8.000%, 09/15/22	339
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	902
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	356
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	383
59	7.900%, 11/01/18	72
500	VAR, 0.471%, 02/26/16	500
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	729

		8,592

	Food & Staples Retailing — 0.4%
858	Costco Wholesale Corp., 2.250%, 02/15/22	852
	CVS Health Corp.,
536	4.000%, 12/05/23	581
322	5.300%, 12/05/43	395
1,028	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,211
	Kroger Co. (The),
900	4.000%, 02/01/24	965
1,100	5.000%, 04/15/42	1,248
2,480	7.500%, 04/01/31	3,378
259	Sysco Corp., 3.000%, 10/02/21	267
1,031	Walgreen Co., 3.100%, 09/15/22	1,045
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	560
663	3.800%, 11/18/24	690
386	4.500%, 11/18/34	408
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	940

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
255	6.200%, 04/15/38	348
350	7.550%, 02/15/30	521

		13,409

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	256
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,730
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	207
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	622
535	4.307%, 05/14/21 (e)	595
850	7.350%, 03/06/19 (e)	1,018
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	223
227	2.100%, 03/15/18	227
365	Kellogg Co., 1.750%, 05/17/17	368
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	838
694	5.000%, 06/04/42	751
1,187	6.125%, 08/23/18	1,349
1,793	6.875%, 01/26/39	2,268
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,624
777	Tyson Foods, Inc., 3.950%, 08/15/24	826

		12,902

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	219
71	7.500%, 11/01/18	86
687	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	851
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	181

		1,337

	Total Consumer Staples	36,240

	Energy — 2.0%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	202
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	304
	Halliburton Co.,
714	3.500%, 08/01/23	746
1,620	7.450%, 09/15/39	2,332

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
400	Nabors Industries, Inc., 5.000%, 09/15/20	392
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
	Noble Holding International Ltd., (Cayman Islands),
83	5.250%, 03/15/42	68
300	6.050%, 03/01/41	258
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	459
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	280
256	6.375%, 12/15/21	226
905	6.500%, 11/15/20	806
198	7.350%, 12/15/41	169
100	7.500%, 04/15/31	84
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	283
113	5.950%, 04/15/42	98
110	6.500%, 08/01/36	101
350	9.875%, 03/01/39	401

		7,396

	Marine — 0.0% (g)
115	Noble Holding International Ltd., (Cayman Islands), 4.625%, 03/01/21	107

	Oil, Gas & Consumable Fuels — 1.8%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	193
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	403
	Apache Corp.,
138	3.250%, 04/15/22	139
556	4.750%, 04/15/43	583
500	6.900%, 09/15/18	579
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	262
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	344
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	941
1,283	2.237%, 05/10/19	1,293
1,182	2.750%, 05/10/23	1,164
437	3.814%, 02/10/24	458
900	4.742%, 03/11/21	1,001
	Buckeye Partners LP,
330	4.875%, 02/01/21	351
125	5.850%, 11/15/43	124
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	281

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	407
350	6.250%, 03/15/38	413
1,000	6.750%, 02/01/39	1,220
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	198
356	4.450%, 09/15/42	323
759	6.750%, 11/15/39	916
	Chevron Corp.,
560	2.355%, 12/05/22	552
1,000	4.950%, 03/03/19	1,125
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,896
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	322
	ConocoPhillips,
571	3.350%, 11/15/24	590
325	5.200%, 05/15/18	361
525	5.750%, 02/01/19	601
150	6.000%, 01/15/20	175
200	6.500%, 02/01/39	273
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,124
	Devon Energy Corp.,
750	3.250%, 05/15/22	769
522	4.750%, 05/15/42	564
360	6.300%, 01/15/19	415
533	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	504
	Encana Corp., (Canada),
545	6.500%, 05/15/19	618
150	6.500%, 08/15/34	171
448	Energy Transfer Partners LP, 3.600%, 02/01/23	446
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,056
140	EnLink Midstream Partners LP, 2.700%, 04/01/19	140
	Enterprise Products Operating LLC,
343	3.750%, 02/15/25	356
475	3.900%, 02/15/24	501
155	4.950%, 10/15/54	171
318	5.100%, 02/15/45	364
	EOG Resources, Inc.,
379	2.625%, 03/15/23	375
600	4.100%, 02/01/21	644
800	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	790

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
180	Hess Corp., 7.875%, 10/01/29	238
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	251
1,700	7.875%, 09/15/31	2,364
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	352
1,127	5.150%, 10/15/43	1,284
250	6.550%, 07/15/19	294
	Marathon Oil Corp.,
902	5.900%, 03/15/18	997
1,620	6.000%, 10/01/17	1,802
578	Marathon Petroleum Corp., 3.625%, 09/15/24	589
314	Noble Energy, Inc., 5.050%, 11/15/44	335
402	Occidental Petroleum Corp., 1.750%, 02/15/17	407
350	ONEOK Partners LP, 6.650%, 10/01/36	377
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	688
1,020	5.375%, 01/27/21	906
2,622	6.250%, 03/17/24	2,400
110	6.750%, 01/27/41	92
175	7.875%, 03/15/19	175
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	364
1,045	6.800%, 05/15/38	1,397
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	372
974	4.500%, 01/23/26 (e)	995
393	4.875%, 01/18/24	418
492	5.500%, 06/27/44 (e)	492
617	5.625%, 01/23/46 (e)	633
846	6.375%, 01/23/45	945
	Phillips 66,
314	2.950%, 05/01/17	325
182	4.300%, 04/01/22	199
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	326
1,000	3.600%, 11/01/24	1,027
1,480	4.900%, 02/15/45	1,630
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	891
	Spectra Energy Capital LLC,
1,500	5.650%, 03/01/20	1,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
500	6.200%, 04/15/18	555
400	8.000%, 10/01/19	487
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	541
452	5.950%, 09/25/43	575
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	896
353	1.200%, 01/17/18	352
406	2.450%, 01/17/23	401
1,071	2.650%, 01/15/24	1,059
313	2.900%, 11/08/20	325
467	3.125%, 08/17/17	489
300	3.150%, 01/23/22	312
456	3.250%, 11/10/24	471
253	4.250%, 11/23/41	272
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	217
250	6.850%, 06/01/39	334
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	271
170	5.300%, 04/01/44	182
1,133	5.350%, 05/15/45	1,230
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,149
185	5.850%, 02/01/37	194
190	6.250%, 02/01/38	207
850	7.750%, 06/01/19	986
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	533
	Tosco Corp.,
310	7.800%, 01/01/27	436
400	8.125%, 02/15/30	576
124	Total Capital Canada Ltd., (Canada), VAR, 0.633%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	136
262	1.500%, 02/17/17	265
508	1.550%, 06/28/17	513
500	2.750%, 06/19/21	513
233	2.875%, 02/17/22	237
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,426
370	4.125%, 01/28/21	407
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	686

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
340	6.500%, 08/15/18	391
1,100	7.250%, 08/15/38	1,526
74	Western Gas Partners LP, 5.375%, 06/01/21	83

		71,164

	Total Energy	78,667

	Financials — 8.4%
	Banks — 3.5%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	680
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	763
550	3.125%, 08/10/15 (e)	556
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	893
1,268	2.400%, 11/23/16 (e)	1,297
228	4.875%, 01/12/21 (e)	259
	Bank of America Corp.,
600	2.000%, 01/11/18	604
1,500	Series L, 2.650%, 04/01/19	1,526
520	3.625%, 03/17/16	534
972	4.000%, 04/01/24	1,027
547	4.100%, 07/24/23	588
851	4.250%, 10/22/26	872
2,065	5.000%, 05/13/21	2,333
2,730	5.625%, 10/14/16	2,913
740	5.625%, 07/01/20	851
645	Series L, 5.650%, 05/01/18	716
150	5.700%, 01/24/22	175
420	5.750%, 12/01/17	465
400	5.875%, 01/05/21	467
2,996	6.400%, 08/28/17	3,334
1,564	6.875%, 04/25/18	1,792
875	7.625%, 06/01/19	1,057
1,510	7.800%, 09/15/16	1,652
	Bank of Montreal, (Canada),
1,666	1.400%, 09/11/17	1,673
1,106	2.550%, 11/06/22	1,101
	Bank of Nova Scotia (The), (Canada),
1,034	1.650%, 10/29/15 (e)	1,043
2,000	2.550%, 01/12/17	2,056
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,611
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	282
800	2.500%, 09/21/15 (e)	809
324	3.750%, 05/15/24	343
310	Series 1, 5.000%, 09/22/16	329
1,000	6.050%, 12/04/17 (e)	1,103
	BB&T Corp.,
750	3.950%, 04/29/16	776
740	5.250%, 11/01/19	833
380	6.850%, 04/30/19	451
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	636
695	Branch Banking & Trust Co., 5.625%, 09/15/16	741
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	227
4,000	2.600%, 07/02/15 (e)	4,028
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,662
	Citigroup, Inc.,
507	1.800%, 02/05/18	506
800	1.850%, 11/24/17	801
500	2.400%, 02/18/20	498
423	3.375%, 03/01/23	432
871	3.750%, 06/16/24	905
433	3.875%, 10/25/23	456
1,200	4.300%, 11/20/26	1,233
500	4.450%, 01/10/17	527
871	4.700%, 05/29/15	880
483	4.750%, 05/19/15	487
250	5.300%, 05/06/44	279
298	5.375%, 08/09/20	340
865	5.500%, 09/13/25	979
321	5.875%, 01/30/42	414
2,154	6.000%, 08/15/17	2,376
475	6.125%, 11/21/17	530
250	6.625%, 01/15/28	315
400	8.125%, 07/15/39	622
1,409	8.500%, 05/22/19	1,754
	Comerica, Inc.,
260	3.000%, 09/16/15	263
148	3.800%, 07/22/26	150
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	145
1,000	2.250%, 01/14/20	1,004
2,400	3.200%, 03/11/15 (e)	2,401
455	3.375%, 01/19/17	474
789	3.875%, 02/08/22	851
500	5.800%, 09/30/10 (e) ††	591
	Discover Bank,
1,000	3.200%, 08/09/21	1,025
601	4.200%, 08/08/23	642
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,030
	Fifth Third Bancorp,
70	2.300%, 03/01/19	71
760	5.450%, 01/15/17	815
	Fifth Third Bank,
600	2.375%, 04/25/19	607
340	2.875%, 10/01/21	345
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,430
666	4.125%, 08/12/20 (e)	727
575	4.750%, 01/19/21 (e)	648
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	539
530	4.875%, 01/14/22	598
556	5.100%, 04/05/21	632
600	6.100%, 01/14/42	801
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	682
300	KeyCorp, 5.100%, 03/24/21	341
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,361
623	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	632
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	270
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,526
750	2.750%, 09/28/15 (e)	759
1,000	3.000%, 07/27/16 (e)	1,030
795	3.750%, 03/02/15 (e)	795
250	National City Bank, 5.800%, 06/07/17	273
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	997
1,800	3.125%, 03/20/17 (e)	1,868

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
945	4.875%, 05/13/21 (e)	1,036
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	837
400	PNC Bank N.A., 6.875%, 04/01/18	461
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	189
	PNC Funding Corp.,
709	3.300%, 03/08/22	741
567	4.375%, 08/11/20	626
970	5.250%, 11/15/15	999
950	5.625%, 02/01/17	1,023
595	6.700%, 06/10/19	706
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	983
1,450	1.875%, 02/05/20	1,442
1,789	2.000%, 10/01/18	1,813
1,000	2.200%, 07/27/18	1,020
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	917
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,148
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,411
880	SunTrust Banks, Inc., 6.000%, 09/11/17	976
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,454
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,372
1,140	2.200%, 07/29/15 (e)	1,148
521	2.250%, 11/05/19	528
	U.S. Bancorp,
550	1.650%, 05/15/17	558
675	2.450%, 07/27/15	681
540	3.000%, 03/15/22	556
566	4.125%, 05/24/21	623
1,277	7.500%, 06/01/26	1,721
896	U.S. Bank N.A., 2.800%, 01/27/25	896
4,780	Wachovia Corp., 5.750%, 02/01/18	5,348
	Wells Fargo & Co.,
1,200	Series N, 2.150%, 01/30/20	1,198
1,826	2.625%, 12/15/16	1,882
453	3.000%, 02/19/25	452
850	3.500%, 03/08/22	896
484	4.100%, 06/03/26	507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
702	4.480%, 01/16/24	766
500	4.600%, 04/01/21	558
920	4.650%, 11/04/44	984
1,280	5.606%, 01/15/44	1,561
2,350	5.625%, 12/11/17	2,615
1,045	SUB, 3.676%, 06/15/16	1,084
	Wells Fargo Bank N.A.,
1,000	5.600%, 03/15/16	1,049
250	5.750%, 05/16/16	264
250	6.000%, 11/15/17	280
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	337
2,141	4.875%, 11/19/19	2,399

		139,564

	Capital Markets — 1.7%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,612
	Bank of New York Mellon Corp. (The),
1,789	2.400%, 01/17/17	1,835
900	Series 1, 2.950%, 06/18/15	907
700	3.250%, 09/11/24	722
413	3.550%, 09/23/21	438
950	3.650%, 02/04/24	1,012
760	4.600%, 01/15/20	848
	BlackRock, Inc.,
660	3.375%, 06/01/22	689
540	3.500%, 03/18/24	566
867	Series 2, 5.000%, 12/10/19	984
385	6.250%, 09/15/17	432
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,269
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	350
	Credit Suisse, (Switzerland),
417	1.750%, 01/29/18	418
728	2.300%, 05/28/19	733
271	3.000%, 10/29/21	276
402	3.625%, 09/09/24	418
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	592
450	3.250%, 01/11/16	459
355	6.000%, 09/01/17	394
500	FMR LLC, 6.450%, 11/15/39 (e)	654
	Goldman Sachs Group, Inc. (The),
952	2.550%, 10/23/19	959
545	2.625%, 01/31/19	555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
764	2.900%, 07/19/18	786
400	3.300%, 05/03/15	402
557	3.500%, 01/23/25	562
3,060	3.625%, 02/07/16	3,135
492	3.700%, 08/01/15	498
800	4.000%, 03/03/24	846
848	5.250%, 07/27/21	963
1,366	5.375%, 03/15/20	1,547
1,200	5.750%, 01/24/22	1,403
4,310	5.950%, 01/18/18	4,804
949	Series D, 6.000%, 06/15/20	1,107
420	6.150%, 04/01/18	472
685	6.750%, 10/01/37	886
2,678	7.500%, 02/15/19	3,199
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	502
216	2.000%, 09/25/15 (e)	218
1,445	3.750%, 03/07/17 (e)	1,512
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	697
	Jefferies Group LLC,
450	3.875%, 11/09/15	457
1,015	5.125%, 04/13/18	1,072
1,010	6.450%, 06/08/27	1,116
325	6.875%, 04/15/21	368
555	8.500%, 07/15/19	663
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	377
291	2.600%, 06/24/19 (e)	295
2,847	5.000%, 02/22/17 (e)	3,042
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,362
1,650	6.250%, 01/14/21 (e)	1,907
	Morgan Stanley,
179	1.750%, 02/25/16	181
500	2.650%, 01/27/20	504
1,250	3.700%, 10/23/24	1,290
625	4.000%, 07/24/15	633
480	4.350%, 09/08/26	500
871	5.000%, 11/24/25	960
1,000	5.450%, 01/09/17	1,073
1,021	5.500%, 07/24/20	1,166
380	5.500%, 07/28/21	439
1,265	5.625%, 09/23/19	1,436
360	5.750%, 01/25/21	419

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
400	6.625%, 04/01/18	455
970	7.300%, 05/13/19	1,159
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,078
150	5.000%, 03/04/15	150
547	6.700%, 03/04/20	654
	State Street Corp.,
369	3.100%, 05/15/23	370
1,164	3.700%, 11/20/23	1,248
	UBS AG, (Switzerland),
365	4.875%, 08/04/20	412
244	5.750%, 04/25/18	273
247	5.875%, 12/20/17	276

		66,996

	Consumer Finance — 0.8%
700	American Express Co., 7.000%, 03/19/18	808
	American Express Credit Corp.,
480	2.375%, 03/24/17	493
1,028	2.800%, 09/19/16	1,057
	American Honda Finance Corp.,
363	1.500%, 09/11/17 (e)	366
533	1.600%, 02/16/18 (e)	536
565	2.125%, 02/28/17 (e)	578
417	2.250%, 08/15/19	424
1,599	2.600%, 09/20/16 (e)	1,643
150	7.625%, 10/01/18 (e)	180
	Capital One Financial Corp.,
273	1.000%, 11/06/15	273
750	3.200%, 02/05/25	740
1,281	3.500%, 06/15/23	1,307
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	894
402	2.850%, 06/01/22	409
560	5.500%, 03/15/16	588
340	7.050%, 10/01/18	400
585	7.150%, 02/15/19	699
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	473
340	2.145%, 01/09/18	344
513	2.375%, 03/12/19	519
1,653	3.000%, 06/12/17	1,709
1,917	3.984%, 06/15/16	1,980
561	4.207%, 04/15/16	579
200	4.250%, 09/20/22	217
803	VAR, 1.506%, 05/09/16	809

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,589
207	7.350%, 11/27/32	267
	HSBC USA, Inc.,
800	1.625%, 01/16/18	801
1,077	2.350%, 03/05/20	1,076
	John Deere Capital Corp.,
759	1.200%, 10/10/17	761
335	1.700%, 01/15/20	330
400	2.250%, 04/17/19	406
233	3.150%, 10/15/21	243
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	877
663	PACCAR Financial Corp., 1.600%, 03/15/17	670
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	415
2,480	2.000%, 09/15/16	2,528
558	2.100%, 01/17/19	567
962	3.200%, 06/17/15	970

		31,525

	Diversified Financial Services — 1.1%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,438
1,455	Bank of America N.A., 5.300%, 03/15/17	1,562
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,640
840	3.750%, 08/15/21	919
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	739
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,269
285	5.300%, 09/15/43	350
400	Countrywide Financial Corp., 6.250%, 05/15/16	423
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,105
750	2.300%, 04/27/17	770
2,000	3.150%, 09/07/22	2,083
650	4.625%, 01/07/21	732
2,100	4.650%, 10/17/21	2,381
191	5.300%, 02/11/21	220
2,500	5.400%, 02/15/17	2,713
1,785	5.500%, 01/08/20	2,066
4,380	5.625%, 05/01/18	4,925

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
330	5.875%, 01/14/38	429
2,772	Series A, 6.750%, 03/15/32	3,842
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	458
884	4.000%, 10/15/23	951
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	319
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	377
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	551
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,179
681	Series KK, 3.550%, 01/15/24	732
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	213
1,020	4.300%, 09/22/19	1,131
1,005	4.375%, 03/25/20	1,123
1,280	6.375%, 12/15/38	1,786
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	323

		43,917

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	462
410	5.600%, 05/15/15	414
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	729
651	Allstate Corp. (The), 3.150%, 06/15/23	665
	American International Group, Inc.,
296	3.875%, 01/15/35	298
471	4.125%, 02/15/24	513
3,020	5.450%, 05/18/17	3,289
	Aon Corp.,
402	3.125%, 05/27/16	412
346	3.500%, 09/30/15	352
306	6.250%, 09/30/40	398
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	405
233	2.450%, 12/15/15	237
233	3.000%, 05/15/22	241
748	4.300%, 05/15/43	826
1,574	4.400%, 05/15/42	1,749
1,810	5.400%, 05/15/18	2,045
120	Chubb Corp. (The), 5.750%, 05/15/18	136
798	CNA Financial Corp., 5.875%, 08/15/20	918

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	453
	Lincoln National Corp.,
345	4.200%, 03/15/22	368
253	4.850%, 06/24/21	282
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	340
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,520
626	2.500%, 10/17/22 (e)	620
540	3.125%, 04/14/16 (e)	555
	MetLife, Inc.,
600	4.875%, 11/13/43	696
555	Series A, 6.817%, 08/15/18	647
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	641
604	1.500%, 01/10/18 (e)	605
300	1.875%, 06/22/18 (e)	302
820	2.500%, 09/29/15 (e)	829
400	3.125%, 01/11/16 (e)	409
1,900	3.650%, 06/14/18 (e)	2,018
1,277	3.875%, 04/11/22 (e)	1,362
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,805
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	741
129	1.950%, 02/11/20 (e)	129
951	2.150%, 06/18/19 (e)	955
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	691
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	917
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	382
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	306
953	2.250%, 10/15/18 (e)	973
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,389
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	321

		36,512

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
450	3.500%, 01/31/23	439
567	5.000%, 02/15/24	619

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	466
550	Class 2A, 3.070%, 03/15/23 (e)	548
	Equity Commonwealth,
600	5.875%, 09/15/20	664
1,345	6.650%, 01/15/18	1,474
608	ERP Operating LP, 4.625%, 12/15/21	675
	HCP, Inc.,
492	2.625%, 02/01/20	493
265	3.400%, 02/01/25	260
234	3.875%, 08/15/24	239
230	4.200%, 03/01/24	241
598	4.250%, 11/15/23	633
970	5.375%, 02/01/21	1,088
732	Health Care REIT, Inc., 4.500%, 01/15/24	787
534	Prologis LP, 4.250%, 08/15/23	573
	Simon Property Group LP,
917	2.150%, 09/15/17	937
1,400	3.375%, 10/01/24	1,441
579	4.125%, 12/01/21	634
200	4.375%, 03/01/21	221
345	6.125%, 05/30/18	392
	Ventas Realty LP,
242	3.500%, 02/01/25	244
353	3.750%, 05/01/24	362

		13,430

	Thrifts & Mortgage Finance — 0.0% (g)
850	BPCE S.A., (France), 1.625%, 01/26/18	848

	Total Financials	332,792

	Health Care — 0.8%
	Biotechnology — 0.2%
	Amgen, Inc.,
491	3.625%, 05/22/24	512
1,000	3.875%, 11/15/21	1,073
237	4.500%, 03/15/20	261
500	4.950%, 10/01/41	560
2,000	5.150%, 11/15/41	2,297
265	5.650%, 06/15/42	327
680	5.700%, 02/01/19	774
720	5.750%, 03/15/40	874
	Celgene Corp.,
1,336	3.250%, 08/15/22	1,364
659	3.625%, 05/15/24	689
632	Gilead Sciences, Inc., 3.500%, 02/01/25	663

		9,394

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
286	1.850%, 06/15/18	287
270	4.625%, 03/15/15	270
	Becton, Dickinson and Co.,
162	2.675%, 12/15/19	165
243	3.734%, 12/15/24	255
100	5.000%, 05/15/19	111
	Medtronic, Inc.,
821	3.150%, 03/15/22 (e)	850
1,025	4.375%, 03/15/35 (e)	1,117

		3,055

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
265	4.500%, 05/15/42	291
440	6.750%, 12/15/37	607
	Anthem, Inc.,
467	2.300%, 07/15/18	473
615	3.125%, 05/15/22	623
280	3.300%, 01/15/23	287
500	4.625%, 05/15/42	543
535	4.650%, 01/15/43	583
648	4.650%, 08/15/44	716
540	Cardinal Health, Inc., 2.400%, 11/15/19	544
900	Express Scripts Holding Co., 3.500%, 06/15/24	920
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	642
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	374
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	592
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	175
400	2.875%, 03/15/23	409
1,050	3.375%, 11/15/21	1,113
620	6.625%, 11/15/37	867

		9,923

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	737

		913

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
992	1.750%, 11/06/17	1,000
609	2.900%, 11/06/22	609
275	Actavis, Inc., 3.250%, 10/01/22	272
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	401
937	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	1,029
	GlaxoSmithKline Capital, Inc.,
750	5.650%, 05/15/18	848
530	6.375%, 05/15/38	720
	Merck & Co., Inc.,
650	1.300%, 05/18/18	649
644	2.350%, 02/10/22	641
474	2.400%, 09/15/22	472
562	2.800%, 05/18/23	570
210	3.700%, 02/10/45	209
560	Novartis Capital Corp., 3.400%, 05/06/24	596
650	Pfizer, Inc., 3.000%, 06/15/23	664
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	125

		8,998

	Total Health Care	32,283

	Industrials — 1.3%
	Aerospace & Defense — 0.3%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	555
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	525
400	6.375%, 06/01/19 (e)	463
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	836
200	Boeing Co. (The), 7.950%, 08/15/24	284
415	Honeywell International, Inc., 5.300%, 03/01/18	463
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	395
1,281	4.070%, 12/15/42	1,334
292	4.850%, 09/15/41	336
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	423
215	Precision Castparts Corp., 0.700%, 12/20/15	215
340	Raytheon Co., 3.150%, 12/15/24	350
	United Technologies Corp.,
214	1.800%, 06/01/17	219

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
681	3.100%, 06/01/22	709
914	4.500%, 06/01/42	1,014
1,261	6.125%, 02/01/19	1,473

		9,594

	Air Freight & Logistics — 0.0% (g)
318	FedEx Corp., 3.900%, 02/01/35	321
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	457
160	SUB, 8.375%, 04/01/30	241
214	United Parcel Service, Inc., 2.450%, 10/01/22	213

		1,232

	Airlines — 0.1%
420	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	442
221	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	240
630	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	688
210	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	235
413	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	456
201	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	209
448	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	482
167	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	182
417	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	447

		3,381

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	752
264	4.125%, 06/15/23	252
328	4.875%, 07/15/42	273
200	Pitney Bowes, Inc., 5.600%, 03/15/18	217
614	Republic Services, Inc., 3.550%, 06/01/22	638
	Waste Management, Inc.,
156	3.900%, 03/01/35	158
214	4.750%, 06/30/20	238

		2,528

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	228

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction & Engineering — continued
292	2.875%, 05/08/22	298
145	4.375%, 05/08/42	162
789	Fluor Corp., 3.375%, 09/15/21	821

		1,509

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	183
170	4.000%, 11/02/32	176
570	5.600%, 05/15/18	634
300	7.625%, 04/01/24	396

		1,389

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	726
	General Electric Co.,
212	2.700%, 10/09/22	216
436	3.375%, 03/11/24	462
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	540
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	443
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,030
409	5.750%, 03/11/18	458
130	7.200%, 06/01/26	166

		4,041

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	164
	Deere & Co.,
819	2.600%, 06/08/22	821
346	3.900%, 06/09/42	360
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	422
1,920	3.900%, 09/01/42	1,946
290	Ingersoll-Rand Co., 6.391%, 11/15/27	356
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	661
215	5.500%, 05/15/18	240

		4,970

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	203
522	3.050%, 03/15/22	536
300	3.450%, 09/15/21	318
136	3.600%, 09/01/20	144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
249	3.750%, 04/01/24	266
375	4.375%, 09/01/42	398
769	5.150%, 09/01/43	904
1,000	5.400%, 06/01/41	1,204
540	5.650%, 05/01/17	591
335	5.750%, 03/15/18	376
425	5.750%, 05/01/40	537
250	6.700%, 08/01/28	322
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	663
250	7.125%, 10/15/31	346
	CSX Corp.,
400	3.400%, 08/01/24	415
191	4.100%, 03/15/44	197
300	4.250%, 06/01/21	328
575	5.500%, 04/15/41	705
49	6.250%, 04/01/15	49
215	7.375%, 02/01/19	258
500	7.900%, 05/01/17	569
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	364
559	4.500%, 08/16/21 (e)	608
436	5.625%, 03/15/42 (e)	501
350	6.375%, 10/15/17 (e)	393
746	6.700%, 06/01/34 (e)	952
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	776
595	3.950%, 10/01/42	599
100	6.000%, 03/15/05 †	128
1,776	6.000%, 05/23/11 †††	2,311
365	7.700%, 05/15/17	415
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	489
1,131	3.375%, 02/01/22 (e)	1,124
	Ryder System, Inc.,
484	2.500%, 03/01/17	495
434	3.600%, 03/01/16	445
	Union Pacific Corp.,
182	2.950%, 01/15/23	186
838	3.646%, 02/15/24	906
163	3.875%, 02/01/55	160
710	4.163%, 07/15/22	796
200	4.300%, 06/15/42	216

		21,193

	Total Industrials	49,837

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	205
500	3.625%, 03/04/24	541
988	5.500%, 02/22/16	1,036
350	5.500%, 01/15/40	438
755	5.900%, 02/15/39	979

		3,199

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	224
575	3.375%, 11/01/15	585
190	4.500%, 03/01/23	198
165	6.000%, 04/01/20	187
500	6.875%, 06/01/18	564
1,563	7.500%, 01/15/27	1,901

		3,659

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
937	2.600%, 07/15/22	892
563	2.875%, 08/01/21	556
500	3.450%, 08/01/24	489
271	4.000%, 07/15/42	234

		2,171

	IT Services — 0.3%
	International Business Machines Corp.,
409	1.250%, 02/06/17	412
3,267	1.625%, 05/15/20	3,220
765	6.220%, 08/01/27	988
3,675	7.625%, 10/15/18	4,443
	Xerox Corp.,
271	2.950%, 03/15/17	279
270	4.500%, 05/15/21	293
610	5.625%, 12/15/19	688
550	6.750%, 02/01/17	604

		10,927

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	818
1,185	4.000%, 12/15/32	1,225
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,640
365	Texas Instruments, Inc., 1.650%, 08/03/19	361

		4,044

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — 0.3%
470	Intuit, Inc., 5.750%, 03/15/17	511
	Microsoft Corp.,
262	0.875%, 11/15/17	262
720	1.625%, 09/25/15	726
384	2.125%, 11/15/22	378
1,000	2.375%, 02/12/22	1,005
810	2.375%, 05/01/23	805
291	3.500%, 02/12/35	288
1,155	3.625%, 12/15/23	1,256
305	4.000%, 02/12/55	304
117	4.500%, 10/01/40	130
	Oracle Corp.,
586	Series NOTE, 2.800%, 07/08/21	604
1,000	3.625%, 07/15/23	1,076
457	4.300%, 07/08/34	497
500	5.000%, 07/08/19	565
1,422	5.250%, 01/15/16	1,481
813	5.750%, 04/15/18	920
475	6.500%, 04/15/38	651

		11,459

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
927	2.150%, 02/09/22	915
2,556	2.400%, 05/03/23	2,533
2,364	2.850%, 05/06/21	2,458
625	3.450%, 02/09/45	591
2,069	VAR, 0.503%, 05/03/18	2,075
300	Dell, Inc., 7.100%, 04/15/28	325
	EMC Corp.,
850	1.875%, 06/01/18	854
1,000	3.375%, 06/01/23	1,016
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	304
472	4.375%, 09/15/21	512
201	4.650%, 12/09/21	220
849	6.000%, 09/15/41	962

		12,765

	Total Information Technology	48,224

	Materials — 0.7%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	488
240	4.125%, 03/15/35	236
757	5.250%, 01/15/45	865

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
500	CF Industries, Inc., 7.125%, 05/01/20	603
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	543
850	3.500%, 10/01/24	866
470	4.125%, 11/15/21	508
223	4.250%, 11/15/20	244
200	5.250%, 11/15/41	227
375	7.375%, 11/01/29	513
73	8.550%, 05/15/19	91
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	643
350	4.900%, 01/15/41	390
1,740	6.000%, 07/15/18	1,985
	Ecolab, Inc.,
447	1.450%, 12/08/17	446
150	5.500%, 12/08/41	182
	Monsanto Co.,
1,157	2.750%, 07/15/21	1,173
253	4.200%, 07/15/34	273
278	4.700%, 07/15/64	307
	Mosaic Co. (The),
280	3.750%, 11/15/21	297
1,456	4.250%, 11/15/23	1,573
79	4.875%, 11/15/41	85
861	5.450%, 11/15/33	1,005
347	5.625%, 11/15/43	418
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	89
	PPG Industries, Inc.,
114	5.500%, 11/15/40	140
122	6.650%, 03/15/18	139
355	9.000%, 05/01/21	466
	Praxair, Inc.,
473	2.650%, 02/05/25	472
662	4.625%, 03/30/15	664
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,293
850	7.750%, 10/01/96	1,137

		18,361

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	879
150	5.000%, 09/30/43	176
410	5.400%, 03/29/17	446
560	6.500%, 04/01/19	661

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,324
1,138	4.550%, 11/14/24	1,074
299	5.450%, 03/15/43	263
283	Nucor Corp., 4.000%, 08/01/23	297
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	317
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	123
550	3.750%, 09/20/21	579
650	9.000%, 05/01/19	826
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	395
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	476
676	4.750%, 01/15/22	658

		8,494

	Total Materials	26,855

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
731	0.900%, 02/12/16	731
840	3.900%, 03/11/24	876
879	4.300%, 12/15/42	824
462	4.350%, 06/15/45	437
850	4.450%, 05/15/21	919
375	5.350%, 09/01/40	399
250	5.500%, 02/01/18	275
2,700	6.300%, 01/15/38	3,180
242	BellSouth Telecommunications LLC, 6.300%, 12/15/15	248
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	201
531	2.350%, 02/14/19	537
150	9.625%, 12/15/30	243
600	Centel Capital Corp., 9.000%, 10/15/19	721
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	342
232	4.875%, 03/06/42 (e)	261
400	6.000%, 07/08/19	468
325	8.750%, 06/15/30	493
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,772

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	574
1,305	9.000%, 03/01/31	2,003
741	Qwest Corp., 6.750%, 12/01/21	855
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	263
526	5.134%, 04/27/20	595
316	5.462%, 02/16/21	362
300	6.421%, 06/20/16	320
	Verizon Communications, Inc.,
432	2.625%, 02/21/20 (e)	436
983	3.000%, 11/01/21	994
381	3.450%, 03/15/21	397
2,804	3.500%, 11/01/24	2,868
938	4.150%, 03/15/24	1,008
1,685	4.400%, 11/01/34	1,718
1,762	4.500%, 09/15/20	1,938
4,762	4.862%, 08/21/46 (e)	5,052
150	5.150%, 09/15/23	172
100	5.850%, 09/15/35	119
980	6.400%, 09/15/33	1,242
175	6.400%, 02/15/38	220
350	6.550%, 09/15/43	460
764	Verizon New England, Inc., 7.875%, 11/15/29	1,000
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	857
1,444	8.350%, 12/15/30	1,911
500	8.750%, 08/15/31	734

		39,292

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	651
592	3.125%, 07/16/22	604
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	489
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,652
400	8.750%, 05/01/32	582
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	349
1,200	1.625%, 03/20/17	1,208

		5,535

	Total Telecommunication Services	44,827

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 1.6%
	Electric Utilities — 1.1%
239	Alabama Power Co., 6.125%, 05/15/38	327
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
133	2.200%, 01/15/20	133
296	4.500%, 04/01/42	333
467	5.050%, 09/01/41	564
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	460
1,025	Cleveland Electric Illuminating Co. (The),
	Series D, 7.880%, 11/01/17	1,186
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	892
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	221
224	DTE Electric Co., 2.650%, 06/15/22	225
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	144
660	5.100%, 04/15/18	735
100	6.000%, 01/15/38	135
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	328
245	6.400%, 06/15/38	349
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,879
	Duke Energy Progress, Inc.,
540	2.800%, 05/15/22	552
273	4.100%, 05/15/42	296
125	4.100%, 03/15/43	136
387	4.150%, 12/01/44	430
325	5.300%, 01/15/19	367
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	779
1,300	6.000%, 01/22/14 (e) ††††	1,552
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,056
	Florida Power & Light Co.,
420	5.950%, 10/01/33	566
350	5.950%, 02/01/38	471
210	Georgia Power Co., 5.950%, 02/01/39	280
229	Great Plains Energy, Inc., 4.850%, 06/01/21	253
	Hydro-Quebec, (Canada),
350	Series IO, 8.050%, 07/07/24	496
1,000	Series HY, 8.400%, 01/15/22	1,354
100	Indiana Michigan Power Co., 7.000%, 03/15/19	119

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	118
803	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	926
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	408
1,400	5.300%, 10/01/41	1,693
125	MidAmerican Energy Co., 5.300%, 03/15/18	139
	Nevada Power Co.,
55	5.375%, 09/15/40	69
305	5.450%, 05/15/41	388
720	6.500%, 08/01/18	832
100	Series N, 6.650%, 04/01/36	140
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	196
371	2.400%, 09/15/19	374
725	6.000%, 03/01/19	829
225	7.875%, 12/15/15	237
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	516
300	4.881%, 08/15/19 (e)	335
510	Northern States Power Co., 6.250%, 06/01/36	704
320	Ohio Power Co., 6.050%, 05/01/18	361
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	980
110	7.000%, 09/01/22	141
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	537
71	3.250%, 09/15/21	74
250	3.250%, 06/15/23	258
217	4.450%, 04/15/42	237
390	4.500%, 12/15/41	423
810	5.625%, 11/30/17	897
100	6.050%, 03/01/34	131
160	8.250%, 10/15/18	196
	PacifiCorp,
180	5.500%, 01/15/19	204
150	5.650%, 07/15/18	170
	PECO Energy Co.,
350	2.375%, 09/15/22	346
175	5.350%, 03/01/18	195
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,513
673	Progress Energy, Inc., 3.150%, 04/01/22	692
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
90	3.200%, 11/15/20	94
125	5.800%, 08/01/18	142
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,403
	Public Service Electric & Gas Co.,
210	5.300%, 05/01/18	234
317	5.375%, 11/01/39	404
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	71
	Southern California Edison Co.,
155	1.845%, 02/01/22	155
318	Series C, 3.500%, 10/01/23	339
785	5.500%, 08/15/18	887
200	Series 08-A, 5.950%, 02/01/38	271
1,185	6.050%, 03/15/39	1,589
363	Southern Co. (The), 1.950%, 09/01/16	368
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	710
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	308
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	68
1,415	5.400%, 04/30/18	1,582
630	5.950%, 09/15/17	700
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
275	6.250%, 12/01/15	286
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	106
200	6.500%, 07/01/36	278

		44,590

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	134
828	4.150%, 01/15/43	888
375	8.500%, 03/15/19	466
308	Boston Gas Co., 4.487%, 02/15/42 (e)	345
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	374

		2,207

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	303

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
1,020	4.000%, 10/01/20	1,081
235	5.750%, 10/01/41	267
	PSEG Power LLC,
442	4.300%, 11/15/23	471
772	5.125%, 04/15/20	862
202	Southern Power Co., 5.150%, 09/15/41	238

		3,222

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	593
208	4.400%, 06/01/43	225
1,445	5.875%, 03/15/41	1,866
1,243	6.375%, 07/15/16	1,329
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	761
	Consumers Energy Co.,
216	2.850%, 05/15/22	220
130	5.650%, 04/15/20	151
235	Delmarva Power & Light Co., 4.000%, 06/01/42	248
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	1,080
300	7.000%, 06/15/38	422
289	DTE Energy Co., Series F, 3.850%, 12/01/23	307
	NiSource Finance Corp.,
370	3.850%, 02/15/23	390
360	4.450%, 12/01/21	391
1,256	5.800%, 02/01/42	1,569
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	405
275	6.000%, 06/01/26	348
	Sempra Energy,
350	2.875%, 10/01/22	351
236	3.550%, 06/15/24	246
1,013	4.050%, 12/01/23	1,093
1,150	6.150%, 06/15/18	1,303
180	6.500%, 06/01/16	192
460	9.800%, 02/15/19	592

		14,082

	Total Utilities	64,101

	Total Corporate Bonds (Cost $719,066)	771,306

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 1.7%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	794
472	5.000%, 01/27/45	427
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	4,972
2,121	Zero Coupon, 02/15/24	1,692
5,535	Zero Coupon, 05/01/24	4,381
1,000	5.500%, 09/18/33	1,367
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,112
1,500	Series 2, Zero Coupon, 11/01/24	1,165
20,000	Series 2-Z, Zero Coupon, 03/15/18	19,160
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,520
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,783
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,732
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,567
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,383
700	2.700%, 06/16/15	705
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	533
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	439
515	5.000%, 06/15/45	541
200	5.625%, 02/26/44	230
416	Republic of Panama, (Panama), 4.000%, 09/22/24	438
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,222
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,555
640	5.875%, 09/16/25	734
	Republic of Turkey, (Turkey),
719	5.750%, 03/22/24	800
351	6.625%, 02/17/45	433
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,121
788	3.600%, 01/30/25	813
1,732	4.000%, 10/02/23	1,851
200	4.600%, 01/23/46	208
120	4.750%, 03/08/44	128
4,913	5.550%, 01/21/45	5,859

	Total Foreign Government Securities (Cost $66,727)	69,665

Mortgage Pass-Through Securities — 16.6%
	Federal Home Loan Mortgage Corp.,
23	ARM, 2.091%, 07/01/19	23
104	ARM, 2.095%, 10/01/36	109

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
377	ARM, 2.134%, 10/01/36	399
353	ARM, 2.201%, 11/01/36	375
345	ARM, 2.217%, 12/01/36	368
235	ARM, 2.292%, 02/01/36	249
791	ARM, 2.298%, 04/01/34	840
958	ARM, 2.311%, 03/01/37	1,016
34	ARM, 2.313%, 04/01/30	36
477	ARM, 2.355%, 12/01/33	510
1,022	ARM, 2.375%, 01/01/35 - 11/01/36	1,090
187	ARM, 2.483%, 02/01/37	200
451	ARM, 2.539%, 02/01/36	483
521	ARM, 2.657%, 10/01/36	560
279	ARM, 2.693%, 12/01/34	296
278	ARM, 3.342%, 07/01/36	290
1,526	ARM, 3.978%, 07/01/40	1,611
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
77	4.500%, 08/01/18	81
215	5.000%, 12/01/18	227
2,092	5.500%, 06/01/17 - 01/01/24	2,269
30	6.000%, 04/01/18	32
241	6.500%, 08/01/16 - 02/01/19	251
2	7.000%, 04/01/17	2
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,504	3.500%, 01/01/32 - 03/01/32	2,641
83	6.000%, 12/01/22	93
242	6.500%, 11/01/22	276
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,747	3.500%, 04/01/43	3,926
1,083	4.000%, 09/01/35	1,161
5,160	4.500%, 05/01/41	5,615
4,325	5.000%, 09/01/34 - 08/01/40	4,808
1,678	5.500%, 10/01/33 - 07/01/35	1,890
330	6.000%, 12/01/33 - 01/01/34	376
1,505	6.500%, 11/01/34 - 11/01/36	1,749
453	7.000%, 07/01/32 - 10/01/36	513
523	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	592
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,796	3.000%, 03/01/33	2,888
23,299	3.500%, 10/01/32 - 06/01/43	24,600
8,613	4.000%, 01/01/32 - 01/01/43	9,358
390	5.500%, 10/01/33 - 01/01/34	426
459	6.000%, 02/01/33	497
57	7.000%, 07/01/29	65

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
4,000		ARM, 0.541%, 12/01/24	3,999
4,811		ARM, 0.721%, 02/01/19	4,816
66		ARM, 1.687%, 09/01/34	69
866		ARM, 1.784%, 01/01/33	918
648		ARM, 1.787%, 07/01/33	680
524		ARM, 1.835%, 05/01/35	560
6		ARM, 1.875%, 03/01/19	6
4		ARM, 1.875%, 01/01/19	5
1,462		ARM, 1.895%, 01/01/35	1,540
1,286		ARM, 1.910%, 09/01/35	1,354
413		ARM, 1.919%, 11/01/34	434
577		ARM, 1.940%, 07/01/36	608
979		ARM, 1.999%, 11/01/34	1,031
276		ARM, 2.034%, 04/01/34	290
729		ARM, 2.063%, 10/01/34	774
466		ARM, 2.086%, 10/01/34	496
837		ARM, 2.100%, 06/01/35	890
609		ARM, 2.120%, 01/01/35	646
263		ARM, 2.121%, 09/01/34	280
308		ARM, 2.136%, 08/01/34	327
246		ARM, 2.143%, 01/01/36	259
166		ARM, 2.143%, 09/01/35	176
176		ARM, 2.170%, 07/01/34	189
212		ARM, 2.193%, 02/01/35	224
166		ARM, 2.220%, 05/01/35	176
226		ARM, 2.248%, 06/01/36	241
206		ARM, 2.254%, 01/01/34	218
19		ARM, 2.262%, 04/01/34	20
565		ARM, 2.265%, 08/01/34	601
278		ARM, 2.277%, 07/01/33 - 11/01/33	294
551		ARM, 2.320%, 07/01/33	587
469		ARM, 2.335%, 05/01/34	501
1,552		ARM, 2.338%, 04/01/35	1,654
357		ARM, 2.350%, 04/01/35	381
202		ARM, 2.410%, 01/01/38	217
424		ARM, 2.435%, 09/01/33	454
268		ARM, 2.505%, 10/01/34	287
611		ARM, 2.575%, 10/01/36	659
59		ARM, 2.606%, 09/01/27	63
104		ARM, 2.750%, 02/01/34	107
71		ARM, 2.875%, 01/01/36	72
40		ARM, 3.682%, 03/01/29	42
2,000		3.760%, 11/01/23	2,190

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal National Mortgage Association, 15 Year, Single Family,
473		3.500%, 09/01/18 - 07/01/19	502
303		4.000%, 08/01/18	321
1,640		4.500%, 06/01/18 - 12/01/19	1,727
607		5.000%, 06/01/18 - 08/01/24	654
530		5.500%, 03/01/20 - 07/01/20	560
3,538		6.000%, 06/01/16 - 01/01/24	3,887
124		6.500%, 03/01/17 - 08/01/20	130
120		7.000%, 03/01/17 - 09/01/17	125
2		7.500%, 03/01/17	2
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,459		3.500%, 08/01/32	1,541
97		4.500%, 04/01/24	105
877		6.500%, 05/01/22 - 04/01/25	1,003
		Federal National Mortgage Association, 30 Year, FHA/VA,
79		6.000%, 09/01/33	87
907		6.500%, 03/01/29 - 08/01/39	1,024
17		7.000%, 02/01/33	19
41		8.000%, 06/01/28	47
10		9.000%, 05/01/18 - 12/01/25	10
		Federal National Mortgage Association, 30 Year, Single Family,
324		4.500%, 11/01/33 - 02/01/35	354
1,278		5.000%, 07/01/33 - 09/01/35	1,432
1,702		5.500%, 09/01/31 - 03/01/34	1,939
2,177		6.000%, 12/01/28 - 09/01/37	2,506
993		6.500%, 11/01/29 - 08/01/31	1,161
796		7.000%, 01/01/24 - 01/01/39	898
327		7.500%, 08/01/36 - 11/01/37	403
519		8.000%, 03/01/27 - 11/01/28	617
—	(h)	9.000%, 04/01/26	1
12		9.500%, 07/01/28	13
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
1,438		VAR, 0.531%, 01/01/23	1,450
2,871		VAR, 0.561%, 01/01/23	2,895
4,885		VAR, 0.631%, 11/01/23	4,923
4,000		VAR, 0.641%, 12/01/23	4,028
3,000		VAR, 0.661%, 11/01/23	2,999
942		VAR, 0.971%, 03/01/22	941
2,394		VAR, 6.070%, 11/01/18	2,513
2,000		1.690%, 12/01/19	1,979
3,450		1.735%, 05/01/20	3,430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,881	1.750%, 06/01/20	3,859
1,980	1.940%, 07/01/19	1,985
1,500	2.000%, 12/01/20	1,496
12,000	2.010%, 06/01/20	12,015
4,569	2.030%, 08/01/19	4,612
2,500	2.120%, 09/01/21	2,461
1,967	2.140%, 04/01/19	2,000
1,453	2.150%, 04/01/19	1,474
2,878	2.190%, 12/01/22	2,870
3,933	2.210%, 12/01/22	3,927
5,343	2.340%, 12/01/22	5,356
1,934	2.350%, 05/01/23	1,937
3,375	2.370%, 11/01/22	3,392
2,991	2.380%, 12/01/22	3,007
5,345	2.390%, 12/01/22	5,386
3,500	2.400%, 12/01/22	3,507
2,913	2.420%, 06/01/23	2,918
4,000	2.450%, 11/01/22	4,026
2,870	2.460%, 02/01/23	2,914
5,546	2.490%, 10/01/17	5,701
1,455	2.510%, 06/01/23	1,466
6,928	2.520%, 10/01/22 - 05/01/23	6,981
5,000	2.590%, 11/01/21	5,108
2,500	2.660%, 12/01/22	2,555
3,000	2.670%, 07/01/22	3,067
6,713	2.690%, 10/01/17	6,936
3,335	2.703%, 04/01/23	3,414
3,184	2.750%, 03/01/22	3,293
3,000	2.760%, 05/01/21	3,101
1,565	2.770%, 05/01/22	1,612
4,923	2.808%, 07/01/23	5,089
6,500	2.900%, 12/01/24	6,678
4,000	2.920%, 12/01/24	4,119
1,431	2.940%, 05/01/22	1,492
6,384	2.950%, 08/01/23 - 12/01/24	6,596
6,487	2.980%, 03/01/22 - 07/01/22	6,767
1,000	2.990%, 01/01/25	1,037
2,737	3.000%, 01/01/43	2,789
2,443	3.020%, 07/01/23	2,539
4,000	3.040%, 12/01/24	4,157
5,893	3.050%, 04/01/22	6,184
6,918	3.070%, 01/01/22	7,269
6,315	3.110%, 12/01/24 - 12/01/26	6,586
4,815	3.120%, 01/01/22 - 02/01/27	5,064
3,058	3.140%, 12/01/26	3,187
1,440	3.150%, 12/01/21	1,524

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,708	3.160%, 02/01/22	2,858
3,000	3.170%, 02/01/30	3,101
3,884	3.200%, 02/01/22	4,111
9,630	3.230%, 11/01/20	10,216
4,235	3.240%, 12/01/26	4,455
13,917	3.250%, 07/01/25 - 09/01/26	14,648
6,184	3.260%, 01/01/22 - 12/01/26	6,531
13,957	3.290%, 10/01/20 - 11/01/26	14,742
4,000	3.300%, 12/01/26	4,227
3,000	3.340%, 02/01/27	3,188
1,947	3.350%, 11/01/20	2,076
915	3.375%, 11/01/20	978
2,000	3.380%, 12/01/23	2,129
2,000	3.390%, 08/01/17	2,101
1,428	3.430%, 09/01/20	1,527
46,620	3.500%, 12/01/32 - 08/01/43	49,186
7,324	3.505%, 09/01/20	7,841
1,910	3.520%, 01/01/18	2,018
4,864	3.540%, 10/01/20	5,226
2,000	3.550%, 02/01/30	2,128
2,500	3.590%, 08/01/23	2,703
2,813	3.600%, 09/01/20	3,030
966	3.640%, 01/01/25	1,047
5,000	3.670%, 07/01/23	5,456
2,892	3.680%, 09/01/20	3,127
1,500	3.690%, 11/01/23	1,635
4,535	3.730%, 07/01/22	4,924
1,862	3.740%, 07/01/20	2,017
2,988	3.760%, 10/01/23	3,271
3,000	3.770%, 09/01/21	3,263
2,845	3.780%, 09/01/21	3,104
6,620	3.790%, 09/01/21	7,227
4,623	3.820%, 06/01/17	4,892
1,540	3.870%, 01/01/21	1,681
5,000	3.890%, 09/01/21	5,477
3,899	3.930%, 07/01/20 - 01/01/21	4,260
7,945	3.950%, 07/01/20 - 07/01/21	8,718
4,750	3.980%, 11/01/16	4,759
9,053	4.000%, 10/01/32 - 07/01/42	9,790
1,642	4.120%, 04/01/20	1,804
5,824	4.130%, 11/01/19 - 08/01/21	6,410
1,850	4.240%, 11/01/19	2,031
4,380	4.250%, 04/01/21	4,899
2,000	4.260%, 07/01/21	2,232
2,096	4.290%, 06/01/20	2,320
1,335	4.297%, 01/01/21	1,489
2,378	4.300%, 08/01/20 - 04/01/21	2,640

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,428	4.317%, 07/01/21	1,597
2,091	4.330%, 04/01/21	2,335
5,000	4.340%, 06/01/21	5,592
1,448	4.350%, 04/01/20	1,604
906	4.355%, 03/01/20	1,002
1,921	4.369%, 02/01/20	2,124
1,419	4.380%, 01/01/21	1,584
822	4.381%, 04/01/20	914
1,968	4.390%, 05/01/21	2,205
2,000	4.400%, 02/01/20	2,220
2,849	4.480%, 02/01/21	3,199
6,389	4.514%, 12/01/19	7,096
7,045	4.540%, 01/01/20 - 07/01/26	7,926
3,814	4.640%, 01/01/21	4,307
1,864	5.240%, 07/01/19	2,098
371	5.500%, 03/01/17 - 09/01/33	408
1,143	6.000%, 09/01/37 - 06/01/39	1,247
292	6.500%, 01/01/36 - 07/01/36	330
61	7.000%, 10/01/46	67
38	10.517%, 04/15/19	43
	Government National Mortgage Association II, 30 Year, Single Family,
278	4.500%, 08/20/33	304
2,671	6.000%, 09/20/38	3,035
59	7.500%, 02/20/28 - 09/20/28	72
84	8.000%, 12/20/25 - 09/20/28	100
30	8.500%, 05/20/25	35
	Government National Mortgage Association II, Other,
9,677	4.375%, 06/20/63	10,627
10,222	4.433%, 05/20/63	11,240
3,110	4.462%, 05/20/63	3,421
2,081	4.479%, 04/20/63	2,288
	Government National Mortgage Association, 15 Year, Single Family,
36	6.500%, 06/15/17	37
5	8.000%, 01/15/16	5
	Government National Mortgage Association, 30 Year, Single Family,
295	6.500%, 03/15/28 - 04/15/33	338
161	7.000%, 02/15/33 - 06/15/33	193
38	7.500%, 11/15/22 - 09/15/28	42
10	8.000%, 09/15/22 - 08/15/28	11
2	9.000%, 12/15/16	1
460	9.500%, 10/15/24	515

	Total Mortgage Pass-Through Securities (Cost $639,043)	659,460

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	587
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	529

		1,116

	Illinois — 0.0% (g)
160	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	162

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	462
1,825	Port Authority of New York & New Jersey, Consolidated 164, Series 164, Rev., 5.647%, 11/01/40	2,314
2,500	Port Authority of New York & New Jersey, Consolidated 174, Series 174, Rev., 4.458%, 10/01/62	2,729

		5,505

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,940
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14 ††††	227
1,563	Series A, Rev., 4.800%, 06/01/11 †††	1,719

		3,886

	Total Municipal Bonds (Cost $8,931)	10,669

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,781
641	Corp. Andina de Fomento, 3.750%, 01/15/16	657

	Total Supranational (Cost $4,360)	4,438

U.S. Government Agency Securities — 2.5%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,126
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,882
	Financing Corp. STRIPS,
4,500	Zero Coupon, 05/11/18	4,302
2,000	Zero Coupon, 04/05/19	1,870
1,240	Zero Coupon, 09/26/19	1,143
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,976

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	Zero Coupon, 04/01/16	4,934
13,319	Zero Coupon, 10/01/19	11,920
	Residual Funding Corp. STRIPS,
12,300	Zero Coupon, 10/15/19	11,339
30,450	Zero Coupon, 07/15/20	27,449
12,930	Zero Coupon, 10/15/20	11,596
	Tennessee Valley Authority,
304	4.625%, 09/15/60	352
3,521	5.250%, 09/15/39	4,556
1,115	5.880%, 04/01/36	1,551
	Tennessee Valley Authority STRIPS,
2,000	Zero Coupon, 05/01/19	1,853
5,000	Zero Coupon, 11/01/25	3,657
800	Zero Coupon, 06/15/35	417

	Total U.S. Government Agency Securities (Cost $97,168)	98,923

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds,
200	4.250%, 05/15/39	262
4,900	4.375%, 02/15/38	6,490
7,075	4.500%, 02/15/36	9,536
1,300	4.500%, 05/15/38	1,755
1,875	4.500%, 08/15/39	2,548
1,500	4.750%, 02/15/37	2,087
15,370	5.000%, 05/15/37	22,117
850	5.250%, 02/15/29	1,155
1,250	5.375%, 02/15/31	1,762
750	6.125%, 11/15/27	1,078
300	6.125%, 08/15/29	443
2,506	6.250%, 08/15/23	3,363
900	6.250%, 05/15/30	1,358
525	6.625%, 02/15/27	774
4,690	7.500%, 11/15/16	5,245
1,881	7.875%, 02/15/21	2,547
864	8.125%, 05/15/21	1,191
1,845	8.500%, 02/15/20	2,465
7,000	8.750%, 08/15/20	9,633
20,115	8.875%, 08/15/17	24,069
	U.S. Treasury Coupon STRIPS,
19,751	1.569%, 08/15/16 (n)	19,615
17,765	1.877%, 05/15/21 (n)	15,856
8,400	1.913%, 05/15/18 (n)	8,115
2,000	2.084%, 02/15/18 (n)	1,940
17,095	2.334%, 02/15/21 (n)	15,386
14,400	2.506%, 11/15/22 (n)	12,392
1,000	2.554%, 02/15/25 (n)	806

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
500	2.558%, 11/15/23 (n)	418
1,670	2.560%, 02/15/20 (n)	1,545
15,768	2.576%, 02/15/22 (n)	13,815
1,500	2.634%, 05/15/25 (n)	1,201
1,500	2.648%, 05/15/22 (n)	1,305
2,300	2.650%, 08/15/23 (n)	1,933
4,800	2.709%, 08/15/22 (n)	4,155
15,400	2.736%, 05/15/23 (n)	13,048
15,025	2.786%, 11/15/21 (n)	13,244
19,577	2.971%, 05/15/19 (n)	18,419
38,935	3.041%, 08/15/20 (n)	35,533
40,732	3.080%, 02/15/23 (n)	34,810
5,000	3.083%, 05/15/31 (n)	3,328
1,592	3.141%, 08/15/26 (n)	1,226
6,650	3.155%, 11/15/29 (n)	4,642
800	3.155%, 05/15/35 (n)	472
5,750	3.266%, 02/15/32 (n)	3,737
6,015	3.297%, 05/15/28 (n)	4,382
6,100	3.308%, 08/15/21 (n)	5,412
15,000	3.319%, 08/15/28 (n)	10,854
10,650	3.370%, 11/15/31 (n)	6,971
27,150	3.395%, 11/15/26 (n)	20,750
16,050	3.420%, 05/15/32 (n)	10,354
50,504	3.442%, 05/15/20 (n)	46,391
1,650	3.475%, 08/15/34 (n)	993
3,350	3.565%, 08/15/32 (n)	2,143
6,305	3.601%, 02/15/29 (n)	4,491
7,885	3.603%, 11/15/27 (n)	5,838
2,400	3.609%, 08/15/29 (n)	1,689
9,700	3.621%, 08/15/31 (n)	6,406
29,300	3.651%, 02/15/27 (n)	22,216
21,411	3.847%, 08/15/17 (n)	20,977
8,000	3.880%, 02/15/31 (n)	5,399
22,360	3.936%, 08/15/19 (n)	20,947
7,140	4.075%, 11/15/32 (n)	4,536
2,500	4.170%, 02/15/33 (n)	1,574
6,400	4.190%, 05/15/30 (n)	4,413
16,741	4.345%, 08/15/18 (n)	16,046
20,736	4.347%, 02/15/17 (n)	20,478
600	4.391%, 08/15/24 (n)	490
600	4.427%, 02/15/26 (n)	469
11,150	4.441%, 05/15/33 (n)	6,971
2,200	4.455%, 11/15/24 (n)	1,785
2,800	4.481%, 05/15/34 (n)	1,697
12,300	4.537%, 08/15/30 (n)	8,418
4,750	4.613%, 11/15/33 (n)	2,935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,925	4.688%, 11/15/30 (n)	6,710
100	4.814%, 08/15/35 (n)	58
6,675	4.852%, 08/15/27 (n)	4,978
8,860	4.854%, 02/15/28 (n)	6,500
1,200	5.013%, 02/15/35 (n)	712
5,000	5.025%, 02/15/34 (n)	3,058
23,600	5.087%, 02/15/30 (n)	16,332
22,839	5.156%, 11/15/17 (n)	22,254
3,050	5.197%, 08/15/33 (n)	1,893
1,500	5.682%, 05/15/26 (n)	1,163
2,500	5.722%, 11/15/28 (n)	1,796
2,550	5.761%, 05/15/27 (n)	1,919
200	5.813%, 05/15/24 (n)	165
3,595	6.563%, 05/15/15 (n)	3,595
39,501	6.600%, 02/15/16 (n)	39,421
2,049	6.603%, 08/15/15 (n)	2,049
14,257	6.652%, 11/15/15 (n)	14,242
11,857	6.658%, 11/15/16 (n)	11,753
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	394
300	2.500%, 01/15/29	420
799	3.625%, 04/15/28	1,640
	U.S. Treasury Inflation Indexed Notes,
2,000	0.125%, 01/15/22	2,093
1,000	0.500%, 04/15/15	1,081
1,000	1.125%, 01/15/21	1,151
630	1.375%, 07/15/18	734
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,952
3,560	0.875%, 01/31/18	3,548
1,500	1.000%, 06/30/19	1,474
4,510	1.000%, 11/30/19	4,410
31,250	1.250%, 10/31/18	31,253
11,635	1.375%, 11/30/18	11,683
2,000	1.375%, 02/28/19	2,003
7,400	1.500%, 08/31/18	7,476
2,000	1.750%, 05/15/22	1,990
8,000	2.000%, 02/15/22	8,104
12,245	2.125%, 12/31/15	12,437
7,500	2.125%, 08/31/20	7,702
1,000	2.125%, 01/31/21	1,024
36,000	2.125%, 08/15/21	36,782
10,000	2.250%, 07/31/18	10,362
1,000	2.625%, 02/29/16	1,023
4,575	2.625%, 04/30/16	4,696
9,300	2.625%, 01/31/18	9,735

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
700	2.625%, 08/15/20	738
2,300	2.625%, 11/15/20	2,421
12,985	2.750%, 05/31/17	13,568
2,000	2.750%, 12/31/17	2,100
9,000	3.125%, 10/31/16	9,388
4,015	3.125%, 04/30/17	4,224
11,638	3.125%, 05/15/19	12,463
7,250	3.125%, 05/15/21	7,844
15,700	3.250%, 12/31/16	16,465
12,300	3.250%, 03/31/17	12,958
2,600	3.500%, 02/15/18	2,789
450	3.500%, 05/15/20	494
7,000	3.625%, 02/15/21	7,768
2,500	3.750%, 11/15/18	2,729
1,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/16	996

	Total U.S. Treasury Obligations (Cost $931,033)	999,554

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
1,548	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom), VAR, 4.500%, 04/10/15 (i)	1,541

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Management & Development — continued
353	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	351
3,296	Progress Residential LP, Revolving Loan, VAR, 3.755%, 09/04/15 (i)	3,280
5,370	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	5,343

	Total Loan Assignments (Cost $10,567)	10,515

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
177,183	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $177,183)	177,183

	Total Investments — 102.2% (Cost $3,873,002)	4,069,240
	Liabilities in Excess of Other Assets — (2.2)%	(88,228)

	NET ASSETS — 100.0%	$3,981,012

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 12.3%
	Auto Components — 0.4%
4	BorgWarner, Inc.	272
6	Delphi Automotive plc, (United Kingdom)	454
5	Goodyear Tire & Rubber Co. (The)	143
13	Johnson Controls, Inc.	659

		1,528

	Automobiles — 0.7%
75	Ford Motor Co.	1,224
26	General Motors Co.	980
4	Harley-Davidson, Inc.	265

		2,469

	Distributors — 0.1%
3	Genuine Parts Co.	286

	Diversified Consumer Services — 0.0% (g)
5	H&R Block, Inc.	183

	Hotels, Restaurants & Leisure — 1.7%
9	Carnival Corp.	386
1	Chipotle Mexican Grill, Inc. (a)	402
3	Darden Restaurants, Inc.	165
4	Marriott International, Inc., Class A	344
19	McDonald’s Corp.	1,873
3	Royal Caribbean Cruises Ltd.	248
15	Starbucks Corp.	1,362
3	Starwood Hotels & Resorts Worldwide, Inc.	279
2	Wyndham Worldwide Corp.	219
2	Wynn Resorts Ltd.	225
9	Yum! Brands, Inc.	691

		6,194

	Household Durables — 0.4%
6	D.R. Horton, Inc.	176
2	Garmin Ltd., (Switzerland)	117
1	Harman International Industries, Inc.	184
3	Leggett & Platt, Inc.	121
3	Lennar Corp., Class A	175
1	Mohawk Industries, Inc. (a)	222
5	Newell Rubbermaid, Inc.	207
6	PulteGroup, Inc.	147
2	Whirlpool Corp.	321

		1,670

	Internet & Catalog Retail — 1.4%
7	Amazon.com, Inc. (a)	2,809
2	Expedia, Inc.	176
1	Netflix, Inc. (a)	557

SHARES	SECURITY DESCRIPTION	VALUE($)

	Internet & Catalog Retail — continued
1	Priceline Group, Inc. (The) (a)	1,261
2	TripAdvisor, Inc. (a)	194

		4,997

	Leisure Products — 0.1%
2	Hasbro, Inc.	137
7	Mattel, Inc.	174

		311

	Media — 3.5%
4	Cablevision Systems Corp., Class A	80
9	CBS Corp. (Non-Voting), Class B	548
50	Comcast Corp., Class A	2,978
10	DIRECTV (a)	866
3	Discovery Communications, Inc., Class A (a)	93
5	Discovery Communications, Inc., Class C (a)	162
4	Gannett Co., Inc.	155
8	Interpublic Group of Cos., Inc. (The)	182
10	News Corp., Class A (a)	168
5	Omnicom Group, Inc.	384
2	Scripps Networks Interactive, Inc., Class A	143
5	Time Warner Cable, Inc.	841
16	Time Warner, Inc.	1,336
36	Twenty-First Century Fox, Inc., Class A	1,263
7	Viacom, Inc., Class B	503
30	Walt Disney Co. (The)	3,161

		12,863

	Multiline Retail — 0.8%
6	Dollar General Corp. (a)	429
4	Dollar Tree, Inc. (a)	319
2	Family Dollar Stores, Inc.	147
4	Kohl’s Corp.	290
7	Macy’s, Inc.	428
3	Nordstrom, Inc.	220
12	Target Corp.	953

		2,786

	Specialty Retail — 2.4%
1	AutoNation, Inc. (a)	90
1	AutoZone, Inc. (a)	401
4	Bed Bath & Beyond, Inc. (a)	269
6	Best Buy Co., Inc.	216
4	CarMax, Inc. (a)	281
2	GameStop Corp., Class A	78
5	Gap, Inc. (The)	216
26	Home Depot, Inc. (The)	2,944

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
5	L Brands, Inc.	440
19	Lowe’s Cos., Inc.	1,403
2	O’Reilly Automotive, Inc. (a)	411
2	PetSmart, Inc.	161
4	Ross Stores, Inc.	432
12	Staples, Inc.	209
2	Tiffany & Co.	193
13	TJX Cos., Inc. (The)	920
3	Tractor Supply Co.	233
2	Urban Outfitters, Inc. (a)	76

		8,973

	Textiles, Apparel & Luxury Goods — 0.8%
5	Coach, Inc.	234
1	Fossil Group, Inc. (a)	75
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	270
14	NIKE, Inc., Class B	1,319
2	PVH Corp.	171
1	Ralph Lauren Corp.	162
3	Under Armour, Inc., Class A (a)	250
7	V.F. Corp.	515

		2,996

	Total Consumer Discretionary	45,256

	Consumer Staples — 9.7%
	Beverages — 2.2%
3	Brown-Forman Corp., Class B	279
77	Coca-Cola Co. (The)	3,323
4	Coca-Cola Enterprises, Inc.	200
3	Constellation Brands, Inc., Class A (a)	375
4	Dr. Pepper Snapple Group, Inc.	298
3	Molson Coors Brewing Co., Class B	235
3	Monster Beverage Corp. (a)	396
29	PepsiCo, Inc.	2,883

		7,989

	Food & Staples Retailing — 2.5%
9	Costco Wholesale Corp.	1,252
22	CVS Health Corp.	2,318
10	Kroger Co. (The)	680
11	Sysco Corp.	446
17	Walgreens Boots Alliance, Inc.	1,407
31	Wal-Mart Stores, Inc.	2,580
7	Whole Foods Market, Inc.	396

		9,079

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.6%
13	Archer-Daniels-Midland Co.	600
3	Campbell Soup Co.	162
8	ConAgra Foods, Inc.	289
12	General Mills, Inc.	632
3	Hershey Co. (The)	299
3	Hormel Foods Corp.	153
2	JM Smucker Co. (The)	229
5	Kellogg Co.	316
2	Keurig Green Mountain, Inc.	302
11	Kraft Foods Group, Inc.	734
3	McCormick & Co., Inc. (Non-Voting)	190
4	Mead Johnson Nutrition Co.	412
33	Mondelez International, Inc., Class A	1,208
6	Tyson Foods, Inc., Class A	236

		5,762

	Household Products — 1.8%
3	Clorox Co. (The)	274
17	Colgate-Palmolive Co.	1,181
7	Kimberly-Clark Corp.	795
53	Procter & Gamble Co. (The)	4,477

		6,727

	Personal Products — 0.1%
8	Avon Products, Inc.	72
4	Estee Lauder Cos., Inc. (The), Class A	361

		433

	Tobacco — 1.5%
38	Altria Group, Inc.	2,166
7	Lorillard, Inc.	479
30	Philip Morris International, Inc.	2,509
6	Reynolds American, Inc.	454

		5,608

	Total Consumer Staples	35,598

	Energy — 8.1%
	Energy Equipment & Services — 1.3%
8	Baker Hughes, Inc.	526
4	Cameron International Corp. (a)	181
1	Diamond Offshore Drilling, Inc.	40
5	Ensco plc, (United Kingdom), Class A	112
5	FMC Technologies, Inc. (a)	182
16	Halliburton Co.	708
2	Helmerich & Payne, Inc.	141
6	Nabors Industries Ltd., (Bermuda)	72
8	National Oilwell Varco, Inc.	455

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
5	Noble Corp. plc, (United Kingdom)	82
25	Schlumberger Ltd.	2,108
7	Transocean Ltd., (Switzerland)	107

		4,714

	Oil, Gas & Consumable Fuels — 6.8%
10	Anadarko Petroleum Corp.	830
7	Apache Corp.	483
8	Cabot Oil & Gas Corp.	233
10	Chesapeake Energy Corp.	169
37	Chevron Corp.	3,926
2	Cimarex Energy Co.	186
24	ConocoPhillips	1,562
4	CONSOL Energy, Inc.	144
7	Denbury Resources, Inc.	58
7	Devon Energy Corp.	461
11	EOG Resources, Inc.	957
3	EQT Corp.	235
82	Exxon Mobil Corp.	7,298
5	Hess Corp.	371
33	Kinder Morgan, Inc.	1,356
13	Marathon Oil Corp.	366
5	Marathon Petroleum Corp.	573
3	Murphy Oil Corp.	165
3	Newfield Exploration Co. (a)	88
7	Noble Energy, Inc.	351
15	Occidental Petroleum Corp.	1,176
4	ONEOK, Inc.	179
11	Phillips 66	845
3	Pioneer Natural Resources Co.	442
3	QEP Resources, Inc.	69
3	Range Resources Corp.	163
7	Southwestern Energy Co. (a)	172
13	Spectra Energy Corp.	464
2	Tesoro Corp.	226
10	Valero Energy Corp.	626
13	Williams Cos., Inc. (The)	642

		24,816

	Total Energy	29,530

	Financials — 15.9%
	Banks — 5.7%
205	Bank of America Corp.	3,236
14	BB&T Corp.	534
59	Citigroup, Inc.	3,091
3	Comerica, Inc.	160

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
16	Fifth Third Bancorp	311
16	Huntington Bancshares, Inc.	173
73	JPMorgan Chase & Co. (q)	4,459
17	KeyCorp	235
3	M&T Bank Corp.	309
10	PNC Financial Services Group, Inc. (The)	942
27	Regions Financial Corp.	257
10	SunTrust Banks, Inc.	416
35	U.S. Bancorp	1,554
92	Wells Fargo & Co.	5,035
4	Zions Bancorp	106

		20,818

	Capital Markets — 2.2%
1	Affiliated Managers Group, Inc. (a)	234
4	Ameriprise Financial, Inc.	480
22	Bank of New York Mellon Corp. (The)	858
2	BlackRock, Inc.	921
22	Charles Schwab Corp. (The)	656
6	E*TRADE Financial Corp. (a)	146
8	Franklin Resources, Inc.	411
8	Goldman Sachs Group, Inc. (The)	1,496
8	Invesco Ltd.	338
2	Legg Mason, Inc.	112
30	Morgan Stanley	1,064
4	Northern Trust Corp.	301
8	State Street Corp.	605
5	T. Rowe Price Group, Inc.	417

		8,039

	Consumer Finance — 0.8%
17	American Express Co.	1,413
11	Capital One Financial Corp.	852
9	Discover Financial Services	538
8	Navient Corp.	171

		2,974

	Diversified Financial Services — 2.0%
35	Berkshire Hathaway, Inc., Class B (a)	5,233
6	CME Group, Inc.	591
2	Intercontinental Exchange, Inc.	516
6	Leucadia National Corp.	146
5	McGraw Hill Financial, Inc.	545
4	Moody’s Corp.	346
2	NASDAQ OMX Group, Inc. (The)	115

		7,492

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.7%
6	ACE Ltd., (Switzerland)	736
9	Aflac, Inc.	546
8	Allstate Corp. (The)	576
27	American International Group, Inc.	1,508
6	Aon plc, (United Kingdom)	557
1	Assurant, Inc.	84
5	Chubb Corp. (The)	461
3	Cincinnati Financial Corp.	151
10	Genworth Financial, Inc., Class A (a)	75
8	Hartford Financial Services Group, Inc. (The)	344
5	Lincoln National Corp.	292
6	Loews Corp.	239
11	Marsh & McLennan Cos., Inc.	599
22	MetLife, Inc.	1,124
5	Principal Financial Group, Inc.	272
10	Progressive Corp. (The)	277
9	Prudential Financial, Inc.	721
3	Torchmark Corp.	133
6	Travelers Cos., Inc. (The)	693
5	Unum Group	165
5	XL Group plc, (Ireland)	182

		9,735

	Real Estate Investment Trusts (REITs) — 2.4%
8	American Tower Corp.	810
3	Apartment Investment & Management Co., Class A	107
3	AvalonBay Communities, Inc.	433
3	Boston Properties, Inc.	410
6	Crown Castle International Corp.	561
7	Equity Residential	543
1	Essex Property Trust, Inc.	277
12	General Growth Properties, Inc.	354
9	HCP, Inc.	379
7	Health Care REIT, Inc.	517
15	Host Hotels & Resorts, Inc.	310
4	Iron Mountain, Inc.	133
8	Kimco Realty Corp.	210
3	Macerich Co. (The)	229
3	Plum Creek Timber Co., Inc.	149
10	Prologis, Inc.	416
3	Public Storage	557
6	Simon Property Group, Inc.	1,152
6	Ventas, Inc.	464
3	Vornado Realty Trust03/16/15	374
10	Weyerhaeuser Co.	358

		8,743

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Management & Development — 0.1%
5	CBRE Group, Inc., Class A (a)	186

	Thrifts & Mortgage Finance — 0.0% (g)
9	Hudson City Bancorp, Inc.	91
6	People’s United Financial, Inc.	91

		182

	Total Financials	58,169

	Health Care — 14.6%
	Biotechnology — 3.0%
4	Alexion Pharmaceuticals, Inc. (a)	696
15	Amgen, Inc.	2,335
5	Biogen Idec, Inc. (a)	1,883
16	Celgene Corp. (a)	1,890
29	Gilead Sciences, Inc. (a)	3,040
1	Regeneron Pharmaceuticals, Inc. (a)	598
5	Vertex Pharmaceuticals, Inc. (a)	559

		11,001

	Health Care Equipment & Supplies — 2.2%
29	Abbott Laboratories	1,388
11	Baxter International, Inc.	730
4	Becton, Dickinson and Co.	548
26	Boston Scientific Corp. (a)	436
1	C.R. Bard, Inc.	247
4	CareFusion Corp. (a)	239
3	DENTSPLY International, Inc.	146
2	Edwards Lifesciences Corp. (a)	277
1	Intuitive Surgical, Inc. (a)	353
28	Medtronic plc, (Ireland)	2,140
6	St. Jude Medical, Inc.	371
6	Stryker Corp.	551
2	Varian Medical Systems, Inc. (a)	181
3	Zimmer Holdings, Inc.	397

		8,004

	Health Care Providers & Services — 2.6%
7	Aetna, Inc.	681
4	AmerisourceBergen Corp.	416
5	Anthem, Inc.	770
6	Cardinal Health, Inc.	567
5	Cigna Corp.	619
3	DaVita HealthCare Partners, Inc. (a)	250
14	Express Scripts Holding Co. (a)	1,211
6	HCA Holdings, Inc. (a)	422
3	Humana, Inc.	491
2	Laboratory Corp. of America Holdings (a)	241

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
5	McKesson Corp.	1,032
2	Patterson Cos., Inc.	83
3	Quest Diagnostics, Inc.	197
2	Tenet Healthcare Corp. (a)	89
19	UnitedHealth Group, Inc.	2,123
2	Universal Health Services, Inc., Class B	201

		9,393

	Health Care Technology — 0.1%
6	Cerner Corp. (a)	426

	Life Sciences Tools & Services — 0.4%
6	Agilent Technologies, Inc.	274
2	PerkinElmer, Inc.	104
8	Thermo Fisher Scientific, Inc.	1,012
2	Waters Corp. (a)	195

		1,585

	Pharmaceuticals — 6.3%
31	AbbVie, Inc.	1,876
5	Actavis plc (a)	1,503
6	Allergan, Inc.	1,350
32	Bristol-Myers Squibb Co.	1,967
19	Eli Lilly & Co.	1,338
3	Endo International plc, (Ireland) (a)	278
3	Hospira, Inc. (a)	288
54	Johnson & Johnson	5,585
2	Mallinckrodt plc (a)	264
55	Merck & Co., Inc.	3,249
7	Mylan N.V. (a)	418
3	Perrigo Co. plc, (Ireland)	423
123	Pfizer, Inc.	4,209
10	Zoetis, Inc.	450

		23,198

	Total Health Care	53,607

	Industrials — 10.2%
	Aerospace & Defense — 2.7%
13	Boeing Co. (The)	1,947
6	General Dynamics Corp.	850
15	Honeywell International, Inc.	1,566
2	L-3 Communications Holdings, Inc.	214
5	Lockheed Martin Corp.	1,046
4	Northrop Grumman Corp.	652
3	Precision Castparts Corp.	600
6	Raytheon Co.	653
3	Rockwell Collins, Inc.	231

SHARES	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
5	Textron, Inc.	238
17	United Technologies Corp.	2,012

		10,009

	Air Freight & Logistics — 0.7%
3	C.H. Robinson Worldwide, Inc.	212
4	Expeditors International of Washington, Inc.	181
5	FedEx Corp.	908
14	United Parcel Service, Inc., Class B	1,380

		2,681

	Airlines — 0.4%
16	Delta Air Lines, Inc.	725
13	Southwest Airlines Co.	572

		1,297

	Building Products — 0.1%
2	Allegion plc, (Ireland)	107
7	Masco Corp.	182

		289

	Commercial Services & Supplies — 0.4%
3	ADT Corp. (The)	133
2	Cintas Corp.	158
4	Pitney Bowes, Inc.	91
5	Republic Services, Inc.	201
2	Stericycle, Inc. (a)	223
8	Tyco International plc	344
8	Waste Management, Inc.	451

		1,601

	Construction & Engineering — 0.1%
3	Fluor Corp.	176
3	Jacobs Engineering Group, Inc. (a)	113
4	Quanta Services, Inc. (a)	122

		411

	Electrical Equipment — 0.6%
5	AMETEK, Inc.	255
9	Eaton Corp. plc	656
14	Emerson Electric Co.	782
3	Rockwell Automation, Inc.	309

		2,002

	Industrial Conglomerates — 2.3%
12	3M Co.	2,104
12	Danaher Corp.	1,038
195	General Electric Co.	5,080
2	Roper Industries, Inc.	327

		8,549

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 1.5%
12	Caterpillar, Inc.	977
3	Cummins, Inc.	470
7	Deere & Co.	632
3	Dover Corp.	232
3	Flowserve Corp.	165
7	Illinois Tool Works, Inc.	692
5	Ingersoll-Rand plc	347
2	Joy Global, Inc.	85
7	PACCAR, Inc.	441
2	Pall Corp.	209
3	Parker-Hannifin Corp.	355
4	Pentair plc, (United Kingdom)	242
1	Snap-on, Inc.	167
3	Stanley Black & Decker, Inc.	300
4	Xylem, Inc.	126

		5,440

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	93
2	Equifax, Inc.	219
6	Nielsen N.V.	285
3	Robert Half International, Inc.	164

		761

	Road & Rail — 1.0%
19	CSX Corp.	665
2	Kansas City Southern	249
6	Norfolk Southern Corp.	657
1	Ryder System, Inc.	97
17	Union Pacific Corp.	2,081

		3,749

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	220
2	United Rentals, Inc. (a)	181
1	W.W. Grainger, Inc.	280

		681

	Total Industrials	37,470

	Information Technology — 19.7%
	Communications Equipment — 1.7%
100	Cisco Systems, Inc.	2,937
1	F5 Networks, Inc. (a)	170
2	Harris Corp.	158
7	Juniper Networks, Inc.	179
4	Motorola Solutions, Inc.	252
32	QUALCOMM, Inc.	2,347

		6,043

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.4%
6	Amphenol Corp., Class A	340
25	Corning, Inc.	609
3	FLIR Systems, Inc.	88
8	TE Connectivity Ltd., (Switzerland)	571

		1,608

	Internet Software & Services — 3.2%
3	Akamai Technologies, Inc. (a)	241
22	eBay, Inc. (a)	1,274
41	Facebook, Inc., Class A (a)	3,214
6	Google, Inc., Class A (a)	3,122
6	Google, Inc., Class C (a)	3,095
2	VeriSign, Inc. (a)	136
17	Yahoo!, Inc. (a)	759

		11,841

	IT Services — 3.3%
12	Accenture plc, (Ireland), Class A	1,100
1	Alliance Data Systems Corp. (a)	346
9	Automatic Data Processing, Inc.	834
12	Cognizant Technology Solutions Corp., Class A (a)	741
3	Computer Sciences Corp.	194
6	Fidelity National Information Services, Inc.	373
5	Fiserv, Inc. (a)	371
18	International Business Machines Corp.	2,901
19	MasterCard, Inc., Class A	1,719
6	Paychex, Inc.	317
3	Teradata Corp. (a)	133
3	Total System Services, Inc.	123
10	Visa, Inc., Class A	2,579
10	Western Union Co. (The)	198
21	Xerox Corp.	285

		12,214

	Semiconductors & Semiconductor Equipment — 2.4%
6	Altera Corp.	220
6	Analog Devices, Inc.	355
24	Applied Materials, Inc.	594
5	Avago Technologies Ltd., (Singapore)	628
10	Broadcom Corp., Class A	474
1	First Solar, Inc. (a)	87
94	Intel Corp.	3,129
3	KLA-Tencor Corp.	208
3	Lam Research Corp.	255
5	Linear Technology Corp.	224
4	Microchip Technology, Inc.	201
21	Micron Technology, Inc. (a)	641

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
10	NVIDIA Corp.	222
21	Texas Instruments, Inc.	1,209
5	Xilinx, Inc.	218

		8,665

	Software — 3.7%
9	Adobe Systems, Inc. (a)	730
4	Autodesk, Inc. (a)	284
6	CA, Inc.	203
3	Citrix Systems, Inc. (a)	199
6	Electronic Arts, Inc. (a)	346
6	Intuit, Inc.	543
160	Microsoft Corp.	7,036
63	Oracle Corp.	2,759
4	Red Hat, Inc. (a)	253
11	salesforce.com, Inc. (a)	792
13	Symantec Corp.	338

		13,483

	Technology Hardware, Storage & Peripherals — 5.0%
114	Apple, Inc.	14,666
40	EMC Corp.	1,146
36	Hewlett-Packard Co.	1,266
6	NetApp, Inc.	235
4	SanDisk Corp.	343
6	Seagate Technology plc	389
4	Western Digital Corp.	455

		18,500

	Total Information Technology	72,354

	Materials — 3.3%
	Chemicals — 2.5%
4	Air Products & Chemicals, Inc.	585
1	Airgas, Inc.	153
1	CF Industries Holdings, Inc.	296
22	Dow Chemical Co. (The)	1,062
18	E.I. du Pont de Nemours & Co.	1,373
3	Eastman Chemical Co.	215
5	Ecolab, Inc.	608
3	FMC Corp.	165
2	International Flavors & Fragrances, Inc.	192
8	LyondellBasell Industries N.V., Class A	695
9	Monsanto Co.	1,135
6	Mosaic Co. (The)	327
3	PPG Industries, Inc.	629
6	Praxair, Inc.	725
2	Sherwin-Williams Co. (The)	453

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
2	Sigma-Aldrich Corp.	320

		8,933

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	171
3	Vulcan Materials Co.	213

		384

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	95
3	Ball Corp.	191
3	MeadWestvaco Corp.	172
3	Owens-Illinois, Inc. (a)	84
4	Sealed Air Corp.	194

		736

	Metals & Mining — 0.4%
23	Alcoa, Inc.	339
2	Allegheny Technologies, Inc.	71
20	Freeport-McMoRan, Inc.	438
10	Newmont Mining Corp.	256
6	Nucor Corp.	292

		1,396

	Paper & Forest Products — 0.1%
8	International Paper Co.	465

	Total Materials	11,914

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
101	AT&T, Inc.	3,489
11	CenturyLink, Inc.	421
20	Frontier Communications Corp.	156
5	Level 3 Communications, Inc. (a)	292
81	Verizon Communications, Inc.	3,994
12	Windstream Holdings, Inc.	93

	Total Telecommunication Services	8,445

	Utilities — 3.0%
	Electric Utilities — 1.7%
10	American Electric Power Co., Inc.	548
14	Duke Energy Corp.	1,082
6	Edison International	407
4	Entergy Corp.	279
6	Eversource Energy	319
17	Exelon Corp.	568
8	FirstEnergy Corp.	287
8	NextEra Energy, Inc.	879

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
5	Pepco Holdings, Inc.	133
2	Pinnacle West Capital Corp.	138
13	PPL Corp.	441
18	Southern Co. (The)	802
10	Xcel Energy, Inc.	347

		6,230

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	114

	Independent Power & Renewable Electricity Producers — 0.1%
13	AES Corp.	166
7	NRG Energy, Inc.	158

		324

	Multi-Utilities — 1.2%
5	Ameren Corp.	200
8	CenterPoint Energy, Inc.	174
5	CMS Energy Corp.	188
6	Consolidated Edison, Inc.	360
11	Dominion Resources, Inc.	819
3	DTE Energy Co.	283
2	Integrys Energy Group, Inc.	116
6	NiSource, Inc.	264
9	PG&E Corp.	497
10	Public Service Enterprise Group, Inc.	414
3	SCANA Corp.	158
4	Sempra Energy	487
5	TECO Energy, Inc.	90
4	Wisconsin Energy Corp.	224

		4,274

	Total Utilities	10,942

	Total Common Stocks (Cost $167,755)	363,285

SHARES		SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.0% (g)
		U.S. Equity — 0.0% (g)
—	(h)	SPDR S&P 500 ETF Trust (Cost $67)	84

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Consumer Staples — 0.0% (g)
		Food & Staples Retailing — 0.0% (g)
5		Safeway, Inc., Casa Ley CVR (a) (i)	—	(h)
5		Safeway, Inc., PDC CVR (a) (i)	—	(h)

		(Cost $—)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.7%
		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bills,
240		0.003%, 03/05/15 (n)	240
240		0.011%, 05/21/15 (k) (n)	240

		Total U.S. Treasury Obligations	480

SHARES
		Investment Company — 0.6%
2,091		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050%, (b) (l)	2,091

		Total Short-Term Investments (Cost $2,571)	2,571

		Total Investments — 99.8% (Cost $170,393)	365,940
		Other Assets in Excess of Liabilities — 0.2%	673

		NET ASSETS — 100.0%	$366,613

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT FEBRUARY 28, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	E-mini S&P 500	03/20/15	$2,523	$51

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.9%
154	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.971%, 12/27/22 (e)	155
	Ally Auto Receivables Trust,
13	Series 2012-2, Class A3, 0.740%, 04/15/16	12
344	Series 2013-2, Class A3, 0.790%, 01/15/18	344
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
	American Credit Acceptance Receivables Trust,
4	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	4
30	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	30
149	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	149
	AmeriCredit Automobile Receivables Trust,
33	Series 2013-1, Class A3, 0.610%, 10/10/17	34
72	Series 2013-4, Class A2, 0.740%, 11/08/16	72
157	Series 2013-5, Class A3, 0.900%, 09/10/18	157
162	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	162
37	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.541%, 04/25/36	35
11	BMW Vehicle Lease Trust, Series 2013-1, Class A3, 0.540%, 09/21/15	11
	BMW Vehicle Owner Trust,
170	Series 2013-A, Class A3, 0.670%, 11/27/17	170
274	Series 2014-A, Class A2, 0.530%, 04/25/17	274
160	Series 2014-A, Class A3, 0.970%, 11/26/18	160
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
31	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	31
41	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	41
	CarFinance Capital Auto Trust,
24	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	24
190	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	190
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	126
284	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	283

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

210	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	209
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.153%, 10/15/21 (e) (i)	250
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
337	Series 2014-2, Class A3, 0.980%, 01/15/19	336
148	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	148
100	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	103
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
250	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	250
	CPS Auto Receivables Trust,
22	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	22
20	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	20
129	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	130
287	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	286
272	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	271
303	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	302
375	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	375
250	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	250
	DT Auto Owner Trust,
396	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	396
244	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	244
	Exeter Automobile Receivables Trust,
39	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	39
169	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	169
186	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	185
595	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	594
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
380	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	380
173	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Fifth Third Auto Trust,
120	Series 2014-3, Class A2A, 0.570%, 05/15/17	120
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
	First Investors Auto Owner Trust,
18	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	18
28	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	27
169	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	169
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	138
	Flagship Credit Auto Trust,
173	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	175
352	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	351
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	235
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
39	Series 2014-A, Class A2A, 0.500%, 10/15/16	39
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
4	Series 2012-A, Class A3, 0.840%, 08/15/16	4
46	Series 2012-D, Class A3, 0.510%, 04/15/17	46
300	Series 2014-C, Class A2, 0.610%, 08/15/17	300
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.553%, 01/15/18	140
275	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	276
58	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	57
	GE Equipment Midticket LLC,
54	Series 2012-1, Class A3, 0.600%, 05/23/16	54
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
	GMAT Trust,
227	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	229
67	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	66
168	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	169

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

357	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	354
	HLSS Servicer Advance Receivables Trust,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	242
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	163
167	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	164
	Honda Auto Receivables Owner Trust,
8	Series 2012-1, Class A3, 0.770%, 01/15/16	8
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
382	Series 2013-4, Class A3, 0.690%, 09/18/17	382
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
186	Series 2014-2, Class A3, 0.770%, 03/19/18	185
228	Series 2015-1, Class A2, 0.700%, 06/15/17	228
33	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.374%, 11/20/36	33
	Huntington Auto Trust,
59	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	59
13	Series 2012-1, Class A3, 0.810%, 09/15/16	13
	Hyundai Auto Receivables Trust,
10	Series 2012-B, Class A3, 0.620%, 09/15/16	10
281	Series 2014-B, Class A3, 0.900%, 12/17/18	280
375	Series 2015-A, Class A2, 0.680%, 10/16/17	375
159	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	159
82	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	82
122	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	122
	Nissan Auto Receivables Owner Trust,
117	Series 2012-A, Class A4, 1.000%, 07/16/18	117
120	Series 2014-B, Class A3, 1.110%, 05/15/19	120
430	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	429
373	NRPL Trust, Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	373
267	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	267
419	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	420

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	OneMain Financial Issuance Trust,
552	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	552
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	404
109	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.109%, 10/25/34	109
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	500
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/10/20 (e)	500
90	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.471%, 03/25/36	88
40	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.480%, 01/25/36	31
197	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	195
3	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	3
	SpringCastle America Funding LLC,
1,026	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	1,028
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	178
	Springleaf Funding Trust,
908	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	909
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	839
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	464
80	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	79
770	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	767
175	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	175
	Toyota Auto Receivables Owner Trust,
296	Series 2014-A, Class A2, 0.410%, 08/15/16	296
194	Series 2014-C, Class A2, 0.510%, 02/15/17	194
134	Series 2014-C, Class A3, 0.930%, 07/16/18	134
	Trafigura Securitisation Finance plc, (Ireland),
321	Series 2012-1A, Class A, VAR, 2.572%, 10/15/15 (e)	322

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

266	Series 2014-1A, Class A, VAR, 1.123%, 10/15/21 (e) (i)	266
	Truman Capital Mortgage Loan Trust,
252	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	252
222	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	221
202	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	202
350	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	349
82	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	82
488	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	487
305	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	305
34	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	34
355	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	355
277	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	277
364	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	364
	VOLT XXVI LLC,
584	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	583
117	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	115
552	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	552
	World Omni Auto Receivables Trust,
28	Series 2012-A, Class A3, 0.640%, 02/15/17	28
407	Series 2013-B, Class A3, 0.830%, 08/15/18	407
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127
202	Series 2015-A, Class A2A, 0.790%, 07/16/18	202
77	Series 2015-A, Class A3, 1.340%, 05/15/20	77

	Total Asset-Backed Securities (Cost $29,822)	29,839

Collateralized Mortgage Obligations — 18.0%
	Agency CMO — 14.7%
42	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	45
	Federal Home Loan Mortgage Corp. REMIC,
1	Series 11, Class D, 9.500%, 07/15/19	1
1	Series 46, Class B, 7.800%, 09/15/20	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
8		Series 114, Class H, 6.950%, 01/15/21	9
—	(h)	Series 1079, Class S, HB, IF, 33.415%, 05/15/21	1
—	(h)	Series 1084, Class F, VAR, 1.122%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 44.451%, 05/15/21	—	(h)
7		Series 1144, Class KB, 8.500%, 09/15/21	8
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,178.669%, 01/15/22	1
5		Series 1206, Class IA, 7.000%, 03/15/22	5
3		Series 1250, Class J, 7.000%, 05/15/22	4
13		Series 1343, Class LA, 8.000%, 08/15/22	15
55		Series 1466, Class PZ, 7.500%, 02/15/23	62
1		Series 1470, Class F, VAR, 1.692%, 02/15/23	1
21		Series 1491, Class I, 7.500%, 04/15/23	24
21		Series 1518, Class G, IF, 8.880%, 05/15/23	24
18		Series 1541, Class O, VAR, 1.110%, 07/15/23	18
3		Series 1602, Class SA, HB, IF, 22.191%, 10/15/23	5
63		Series 1608, Class L, 6.500%, 09/15/23	72
3		Series 1609, Class LG, IF, 16.961%, 11/15/23	3
4		Series 1671, Class L, 7.000%, 02/15/24	5
11		Series 1700, Class GA, PO, 02/15/24	11
110		Series 1706, Class K, 7.000%, 03/15/24	124
377		Series 1720, Class PL, 7.500%, 04/15/24	430
12		Series 1745, Class D, 7.500%, 08/15/24	14
23		Series 1798, Class F, 5.000%, 05/15/23	25
1		Series 1807, Class G, 9.000%, 10/15/20	1
118		Series 1927, Class PH, 7.500%, 01/15/27	135
49		Series 1981, Class Z, 6.000%, 05/15/27	54
16		Series 1987, Class PE, 7.500%, 09/15/27	18
7		Series 2033, Class SN, HB, IF, 28.323%, 03/15/24	2
19		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
100		Series 2040, Class PE, 7.500%, 03/15/28	115
14		Series 2056, Class TD, 6.500%, 05/15/18	15
108		Series 2063, Class PG, 6.500%, 06/15/28	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
19	Series 2064, Class TE, 7.000%, 06/15/28	22
77	Series 2075, Class PH, 6.500%, 08/15/28	85
74	Series 2075, Class PM, 6.250%, 08/15/28	83
24	Series 2089, Class PJ, IO, 7.000%, 10/15/28	4
44	Series 2125, Class JZ, 6.000%, 02/15/29	49
11	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
203	Series 2169, Class TB, 7.000%, 06/15/29	233
67	Series 2172, Class QC, 7.000%, 07/15/29	76
1	Series 2196, Class TL, 7.500%, 11/15/29	1
35	Series 2201, Class C, 8.000%, 11/15/29	41
89	Series 2210, Class Z, 8.000%, 01/15/30	103
24	Series 2224, Class CB, 8.000%, 03/15/30	29
44	Series 2256, Class MC, 7.250%, 09/15/30	51
56	Series 2259, Class ZM, 7.000%, 10/15/30	64
54	Series 2271, Class PC, 7.250%, 12/15/30	62
45	Series 2283, Class K, 6.500%, 12/15/23	50
23	Series 2296, Class PD, 7.000%, 03/15/31	26
12	Series 2306, Class K, PO, 05/15/24	12
30	Series 2306, Class SE, IF, IO, 8.750%, 05/15/24	5
29	Series 2333, Class HC, 6.000%, 07/15/31	29
6	Series 2344, Class QG, 6.000%, 08/15/16	7
443	Series 2344, Class ZD, 6.500%, 08/15/31	515
54	Series 2344, Class ZJ, 6.500%, 08/15/31	62
38	Series 2345, Class NE, 6.500%, 08/15/31	43
13	Series 2345, Class PQ, 6.500%, 08/15/16	13
24	Series 2347, Class VP, 6.500%, 03/15/20	26
49	Series 2351, Class PZ, 6.500%, 08/15/31	57
8	Series 2355, Class BP, 6.000%, 09/15/16	9
9	Series 2360, Class PG, 6.000%, 09/15/16	9
9	Series 2366, Class MD, 6.000%, 10/15/16	9
12	Series 2391, Class QR, 5.500%, 12/15/16	13
40	Series 2410, Class NG, 6.500%, 02/15/32	45
62	Series 2410, Class OE, 6.375%, 02/15/32	66
26	Series 2410, Class QX, IF, IO, 8.478%, 02/15/32	7
98	Series 2412, Class SP, IF, 15.756%, 02/15/32	136
29	Series 2423, Class MC, 7.000%, 03/15/32	33
59	Series 2423, Class MT, 7.000%, 03/15/32	68
232	Series 2435, Class CJ, 6.500%, 04/15/32	267
65	Series 2441, Class GF, 6.500%, 04/15/32	75
63	Series 2444, Class ES, IF, IO, 7.778%, 03/15/32	16
80	Series 2450, Class GZ, 7.000%, 05/15/32	92

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
25	Series 2450, Class SW, IF, IO, 7.828%, 03/15/32	7
113	Series 2455, Class GK, 6.500%, 05/15/32	132
158	Series 2466, Class DH, 6.500%, 06/15/32	181
74	Series 2474, Class NR, 6.500%, 07/15/32	85
131	Series 2484, Class LZ, 6.500%, 07/15/32	151
158	Series 2500, Class MC, 6.000%, 09/15/32	181
233	Series 2512, Class PG, 5.500%, 10/15/22	260
43	Series 2535, Class BK, 5.500%, 12/15/22	47
52	Series 2537, Class TE, 5.500%, 12/15/17	54
261	Series 2543, Class YX, 6.000%, 12/15/32	293
349	Series 2568, Class KG, 5.500%, 02/15/23	389
460	Series 2575, Class ME, 6.000%, 02/15/33	506
38	Series 2586, Class WI, IO, 6.500%, 03/15/33	6
60	Series 2622, Class PE, 4.500%, 05/15/18	63
37	Series 2631, Class LC, 4.500%, 06/15/18	39
60	Series 2651, Class VZ, 4.500%, 07/15/18	63
8	Series 2672, Class ME, 5.000%, 11/15/22	8
120	Series 2684, Class PO, PO, 01/15/33	119
75	Series 2744, Class TU, 5.500%, 05/15/32	78
231	Series 2907, Class VC, 4.500%, 05/15/34	233
94	Series 2934, Class EC, PO, 02/15/20	92
117	Series 2990, Class SL, HB, IF, 23.863%, 06/15/34	153
1,127	Series 2990, Class UZ, 5.750%, 06/15/35	1,196
255	Series 2999, Class ND, 4.500%, 07/15/20	271
15	Series 3068, Class AO, PO, 01/15/35	15
139	Series 3117, Class EO, PO, 02/15/36	131
15	Series 3117, Class OK, PO, 02/15/36	14
214	Series 3122, Class OH, PO, 03/15/36	203
209	Series 3137, Class XP, 6.000%, 04/15/36	239
6	Series 3149, Class SO, PO, 05/15/36	6
300	Series 3152, Class MO, PO, 03/15/36	285
125	Series 3171, Class MO, PO, 06/15/36	118
53	Series 3179, Class OA, PO, 07/15/36	50
433	Series 3202, Class HI, IF, IO, 6.478%, 08/15/36	79
71	Series 3232, Class ST, IF, IO, 6.528%, 10/15/36	11
71	Series 3253, Class PO, PO, 12/15/21	70
47	Series 3316, Class JO, PO, 05/15/37	44
244	Series 3481, Class SJ, IF, IO, 5.678%, 08/15/38	25
105	Series 3607, Class AO, PO, 04/15/36	99
15	Series 3607, Class EO, PO, 02/15/33	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
67	Series 3611, Class PO, PO, 07/15/34	63
17	Series 3666, Class VA, 5.500%, 12/15/22	17
580	Series 3680, Class MA, 4.500%, 07/15/39	635
258	Series 3804, Class FN, VAR, 0.622%, 03/15/39	259
636	Series 3819, Class ZQ, 6.000%, 04/15/36	710
267	Series 3997, Class PF, VAR, 0.622%, 11/15/39	267
887	Series 4219, Class JA, 3.500%, 08/15/39	945
	Federal Home Loan Mortgage Corp. STRIPS,
36	Series 243, Class 16, IO, 4.500%, 11/15/20	2
863	Series 262, Class 35, 3.500%, 07/15/42	903
851	Series 267, Class F5, VAR, 0.672%, 08/15/42	859
870	Series 274, Class F1, VAR, 0.672%, 08/15/42	878
845	Series 279, Class F6, VAR, 0.622%, 09/15/42	850
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
38	Series T-41, Class 3A, VAR, 6.624%, 07/25/32	44
32	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	38
325	Series T-54, Class 2A, 6.500%, 02/25/43	382
113	Series T-54, Class 3A, 7.000%, 02/25/43	139
860	Series T-56, Class A5, 5.231%, 05/25/43	959
28	Series T-58, Class APO, PO, 09/25/43	23
232	Series T-76, Class 2A, VAR, 1.314%, 10/25/37	226
	Federal National Mortgage Association—ACES,
500	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	552
263	Series 2012-M11, Class FA, VAR, 0.686%, 08/25/19	265
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,009
1,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,022
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	654
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	477
2,000	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,150
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,009

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
94		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	109
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
5		Series 1989-70, Class G, 8.000%, 10/25/19	5
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
2		Series 1989-83, Class H, 8.500%, 11/25/19	2
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
7		Series 1990-102, Class J, 6.500%, 08/25/20	7
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
—	(h)	Series 1990-134, Class SC, HB, IF, 21.344%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
2		Series 1991-42, Class S, IF, 17.376%, 05/25/21	2
37		Series 1992-107, Class SB, HB, IF, 29.561%, 06/25/22	60
3		Series 1992-143, Class MA, 5.500%, 09/25/22	3
17		Series 1993-25, Class J, 7.500%, 03/25/23	19
120		Series 1993-37, Class PX, 7.000%, 03/25/23	133
43		Series 1993-54, Class Z, 7.000%, 04/25/23	48
9		Series 1993-62, Class SA, IF, 18.919%, 04/25/23	13
11		Series 1993-122, Class M, 6.500%, 07/25/23	12
4		Series 1993-165, Class SD, IF, 13.389%, 09/25/23	6
19		Series 1993-178, Class PK, 6.500%, 09/25/23	21
304		Series 1993-183, Class KA, 6.500%, 10/25/23	348
135		Series 1993-189, Class PL, 6.500%, 10/25/23	152
29		Series 1993-247, Class SA, HB, IF, 27.947%, 12/25/23	49

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
12	Series 1993-250, Class Z, 7.000%, 12/25/23	12
2	Series 1994-9, Class E, PO, 11/25/23	2
81	Series 1996-14, Class SE, IF, IO, 8.900%, 08/25/23	19
2	Series 1996-27, Class FC, VAR, 0.671%, 03/25/17	2
9	Series 1996-59, Class J, 6.500%, 08/25/22	9
38	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
38	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
25	Series 1997-29, Class J, 7.500%, 04/20/27	29
56	Series 1997-39, Class PD, 7.500%, 05/20/27	65
16	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
2	Series 1998-4, Class C, PO, 04/25/23	2
15	Series 1998-36, Class ZB, 6.000%, 07/18/28	17
179	Series 1998-43, Class EA, PO, 04/25/23	172
106	Series 2000-2, Class ZE, 7.500%, 02/25/30	122
36	Series 2001-4, Class PC, 7.000%, 03/25/21	39
71	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	11
85	Series 2001-36, Class DE, 7.000%, 08/25/31	97
18	Series 2001-44, Class PD, 7.000%, 09/25/31	21
130	Series 2001-48, Class Z, 6.500%, 09/25/21	148
15	Series 2001-49, Class Z, 6.500%, 09/25/31	17
20	Series 2001-71, Class MB, 6.000%, 12/25/16	21
22	Series 2001-71, Class QE, 6.000%, 12/25/16	23
146	Series 2001-74, Class MB, 6.000%, 12/25/16	150
14	Series 2001-81, Class LO, PO, 01/25/32	13
40	Series 2002-1, Class HC, 6.500%, 02/25/22	45
21	Series 2002-1, Class SA, HB, IF, 24.632%, 02/25/32	36
13	Series 2002-2, Class UC, 6.000%, 02/25/17	14
21	Series 2002-3, Class OG, 6.000%, 02/25/17	22
52	Series 2002-21, Class PE, 6.500%, 04/25/32	58
54	Series 2002-24, Class AJ, 6.000%, 04/25/17	56
53	Series 2002-28, Class PK, 6.500%, 05/25/32	60
58	Series 2002-37, Class Z, 6.500%, 06/25/32	66
68	Series 2002-94, Class BK, 5.500%, 01/25/18	70
202	Series 2003-22, Class UD, 4.000%, 04/25/33	213
162	Series 2003-34, Class GB, 6.000%, 03/25/33	177

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
304	Series 2003-34, Class GE, 6.000%, 05/25/33	358
12	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
202	Series 2003-47, Class PE, 5.750%, 06/25/33	230
25	Series 2003-52, Class SX, HB, IF, 22.437%, 10/25/31	39
27	Series 2003-64, Class SX, IF, 13.323%, 07/25/33	32
124	Series 2003-71, Class DS, IF, 7.239%, 08/25/33	129
74	Series 2003-80, Class SY, IF, IO, 7.479%, 06/25/23	5
86	Series 2003-83, Class PG, 5.000%, 06/25/23	90
21	Series 2003-91, Class SD, IF, 12.215%, 09/25/33	25
182	Series 2003-116, Class SB, IF, IO, 7.429%, 11/25/33	46
20	Series 2003-130, Class SX, IF, 11.264%, 01/25/34	24
178	Series 2004-25, Class PC, 5.500%, 01/25/34	188
126	Series 2004-25, Class SA, IF, 19.055%, 04/25/34	181
119	Series 2004-36, Class PC, 5.500%, 02/25/34	126
122	Series 2004-36, Class SA, IF, 19.055%, 05/25/34	165
79	Series 2004-46, Class SK, IF, 16.030%, 05/25/34	99
898	Series 2004-50, Class VZ, 5.500%, 07/25/34	981
66	Series 2004-61, Class SH, HB, IF, 23.304%, 11/25/32	105
60	Series 2004-74, Class SW, IF, 15.154%, 11/25/31	85
71	Series 2004-76, Class CL, 4.000%, 10/25/19	75
121	Series 2005-45, Class DC, HB, IF, 23.683%, 06/25/35	181
24	Series 2005-52, Class PA, 6.500%, 06/25/35	25
92	Series 2005-56, Class S, IF, IO, 6.539%, 07/25/35	18
173	Series 2005-56, Class TP, IF, 17.637%, 08/25/33	227
578	Series 2005-68, Class PG, 5.500%, 08/25/35	640
231	Series 2005-73, Class PS, IF, 16.273%, 08/25/35	307
102	Series 2005-74, Class CS, IF, 19.550%, 05/25/35	138
196	Series 2005-106, Class US, HB, IF, 23.940%, 11/25/35	293

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
664	Series 2005-121, Class DX, 5.500%, 01/25/26	727
209	Series 2006-27, Class OH, PO, 04/25/36	198
66	Series 2006-44, Class P, PO, 12/25/33	62
411	Series 2006-56, Class FC, VAR, 0.461%, 07/25/36	413
91	Series 2006-59, Class QO, PO, 01/25/33	89
66	Series 2006-65, Class QO, PO, 07/25/36	62
99	Series 2006-72, Class GO, PO, 08/25/36	92
212	Series 2006-77, Class PC, 6.500%, 08/25/36	242
81	Series 2006-79, Class DO, PO, 08/25/36	75
142	Series 2006-110, Class PO, PO, 11/25/36	133
233	Series 2006-124, Class HB, VAR, 5.984%, 11/25/36	238
108	Series 2007-14, Class ES, IF, IO, 6.269%, 03/25/37	17
84	Series 2007-79, Class SB, HB, IF, 23.390%, 08/25/37	120
500	Series 2007-81, Class GE, 6.000%, 08/25/37	568
217	Series 2007-88, Class VI, IF, IO, 6.369%, 09/25/37	38
561	Series 2007-91, Class ES, IF, IO, 6.289%, 10/25/37	89
112	Series 2007-106, Class A7, VAR, 6.137%, 10/25/37	124
145	Series 2007-116, Class HI, IO, VAR, 1.489%, 01/25/38	10
60	Series 2008-10, Class XI, IF, IO, 6.059%, 03/25/38	8
43	Series 2008-16, Class IS, IF, IO, 6.029%, 03/25/38	7
84	Series 2008-28, Class QS, HB, IF, 20.187%, 04/25/38	109
135	Series 2008-46, Class HI, IO, VAR, 1.736%, 06/25/38	11
112	Series 2009-69, Class PO, PO, 09/25/39	106
758	Series 2009-71, Class BC, 4.500%, 09/25/24	837
241	Series 2009-103, Class MB, VAR, 2.316%, 12/25/39	250
397	Series 2010-71, Class HJ, 5.500%, 07/25/40	456
648	Series 2010-133, Class A, 5.500%, 05/25/38	693
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,034
520	Series 2011-118, Class MT, 7.000%, 11/25/41	598
483	Series 2011-118, Class NT, 7.000%, 11/25/41	564

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
303		Series 2012-47, Class HF, VAR, 0.571%, 05/25/27	304
867		Series 2012-112, Class FD, VAR, 0.671%, 10/25/42	875
463		Series 2013-101, Class DO, PO, 10/25/43	370
459		Series 2013-128, Class PO, PO, 12/25/43	376
2		Series G-14, Class L, 8.500%, 06/25/21	2
9		Series G-18, Class Z, 8.750%, 06/25/21	10
1		Series G-22, Class G, 6.000%, 12/25/16	1
8		Series G-35, Class M, 8.750%, 10/25/21	9
32		Series G92-35, Class E, 7.500%, 07/25/22	36
2		Series G92-42, Class Z, 7.000%, 07/25/22	2
17		Series G92-44, Class ZQ, 8.000%, 07/25/22	18
28		Series G92-54, Class ZQ, 7.500%, 09/25/22	31
7		Series G93-5, Class Z, 6.500%, 02/25/23	8
10		Series G95-1, Class C, 8.800%, 01/25/25	12
		Federal National Mortgage Association REMIC Trust,
144		Series 2003-W1, Class 1A1, VAR, 5.840%, 12/25/42	162
33		Series 2003-W4, Class 2A, VAR, 6.371%, 10/25/42	38
30		Series 2007-W7, Class 1A4, HB, IF, 38.154%, 07/25/37	49
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
77		Series 300, Class 1, 3.005%, 09/25/24 (n)	74
13		Series 329, Class 1, 1.936%, 01/25/33 (n)	13
		Federal National Mortgage Association Trust,
75		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	86
240		Series 2005-W3, Class 2AF, VAR, 0.391%, 03/25/45	240
		Government National Mortgage Association,
167		Series 1994-7, Class PQ, 6.500%, 10/16/24	191
19		Series 1999-30, Class S, IF, IO, 8.428%, 08/16/29	6
11		Series 2000-9, Class Z, 8.000%, 06/20/30	13
228		Series 2000-9, Class ZJ, 8.500%, 02/16/30	271
32		Series 2002-31, Class S, IF, IO, 8.528%, 01/16/31	11
93		Series 2002-40, Class UK, 6.500%, 06/20/32	109
88		Series 2002-47, Class PG, 6.500%, 07/16/32	101
111		Series 2002-47, Class PY, 6.000%, 07/20/32	125
112		Series 2002-47, Class ZA, 6.500%, 07/20/32	133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
18	Series 2003-24, Class PO, PO, 03/16/33	16
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	354
94	Series 2003-52, Class AP, PO, 06/16/33	89
24	Series 2004-28, Class S, IF, 19.190%, 04/16/34	35
58	Series 2004-71, Class SB, HB, IF, 28.612%, 09/20/34	91
39	Series 2004-73, Class AE, IF, 14.500%, 08/17/34	46
314	Series 2004-90, Class SI, IF, IO, 5.927%, 10/20/34	47
94	Series 2005-68, Class DP, IF, 16.019%, 06/17/35	128
609	Series 2005-68, Class KI, IF, IO, 6.127%, 09/20/35	102
69	Series 2006-59, Class SD, IF, IO, 6.527%, 10/20/36	12
242	Series 2007-17, Class JI, IF, IO, 6.638%, 04/16/37	48
281	Series 2007-27, Class SA, IF, IO, 6.027%, 05/20/37	36
442	Series 2007-40, Class SB, IF, IO, 6.577%, 07/20/37	64
269	Series 2007-45, Class QA, IF, IO, 6.467%, 07/20/37	39
267	Series 2007-50, Class AI, IF, IO, 6.602%, 08/20/37	38
64	Series 2007-53, Class ES, IF, IO, 6.377%, 09/20/37	9
67	Series 2007-53, Class SW, IF, 19.685%, 09/20/37	91
151	Series 2007-57, Class QA, IF, IO, 6.327%, 10/20/37	24
69	Series 2007-71, Class SB, IF, IO, 6.527%, 07/20/36	4
140	Series 2007-72, Class US, IF, IO, 6.377%, 11/20/37	21
139	Series 2007-76, Class SA, IF, IO, 6.356%, 11/20/37	21
40	Series 2008-25, Class SB, IF, IO, 6.726%, 03/20/38	6
84	Series 2008-33, Class XS, IF, IO, 7.528%, 04/16/38	18
239	Series 2008-40, Class SA, IF, IO, 6.228%, 05/16/38	44
365	Series 2008-50, Class KB, 6.000%, 06/20/38	412
190	Series 2008-55, Class SA, IF, IO, 6.027%, 06/20/38	23

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
197		Series 2008-93, Class AS, IF, IO, 5.527%, 12/20/38	27
73		Series 2009-6, Class SA, IF, IO, 5.928%, 02/16/39	9
87		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	16
299		Series 2009-22, Class SA, IF, IO, 6.096%, 04/20/39	36
268		Series 2009-31, Class ST, IF, IO, 6.176%, 03/20/39	36
268		Series 2009-31, Class TS, IF, IO, 6.127%, 03/20/39	26
232		Series 2009-79, Class OK, PO, 11/16/37	222
456		Series 2009-106, Class ST, IF, IO, 5.827%, 02/20/38	71
124		Series 2010-14, Class AO, PO, 12/20/32	121
154		Series 2010-130, Class CP, 7.000%, 10/16/40	179
536		Series 2011-137, Class WA, VAR, 5.526%, 07/20/40	604
475		Series 2012-H21, Class DF, VAR, 0.818%, 05/20/61	476
332		Series 2012-H24, Class FA, VAR, 0.618%, 03/20/60	332
473		Series 2012-H26, Class MA, VAR, 0.718%, 07/20/62	474
821		Series 2013-91, Class WA, VAR, 4.514%, 04/20/43	878
325		Series 2013-H03, Class FA, VAR, 0.468%, 08/20/60	325
493		Series 2013-H07, Class JA, 1.750%, 03/20/63	492
935		Series 2014-H15, Class FA, VAR, 0.668%, 07/20/64	935
955		Series 2014-H17, Class FC, VAR, 0.668%, 07/20/64	955
999		Series 2014-H19, Class FE, VAR, 0.638%, 09/20/64	996
103		NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	104
—	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Vendee Mortgage Trust,
486		Series 1993-1, Class ZB, 7.250%, 02/15/23	555
224		Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	246
324		Series 1996-1, Class 1Z, 6.750%, 02/15/26	371
108		Series 1996-2, Class 1Z, 6.750%, 06/15/26	124

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
426	Series 1997-1, Class 2Z, 7.500%, 02/15/27	502
105	Series 1998-1, Class 2E, 7.000%, 03/15/28	122

		55,668

	Non-Agency CMO — 3.3%
479	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	478
	Alternative Loan Trust,
1,889	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,904
319	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	291
	ASG Resecuritization Trust,
87	Series 2009-1, Class A60, VAR, 2.048%, 06/26/37 (e)	86
231	Series 2009-3, Class A65, VAR, 2.045%, 03/26/37 (e)	229
	Banc of America Alternative Loan Trust,
62	Series 2003-7, Class 2A4, 5.000%, 09/25/18	62
6	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	6
33	Series 2003-11, Class PO, PO, 01/25/34	29
33	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	27
	Banc of America Mortgage Trust,
16	Series 2003-8, Class APO, PO, 11/25/33	13
12	Series 2004-1, Class APO, PO, 02/25/34	11
42	Series 2004-3, Class 1A26, 5.500%, 04/25/34	43
20	Series 2004-6, Class APO, PO, 07/25/34	18
	BCAP LLC Trust,
329	Series 2010-RR7, Class 2A1, VAR, 2.072%, 07/26/45 (e)	330
281	Series 2011-RR10, Class 2A1, VAR, 0.988%, 09/26/37 (e)	258
6	Series 2011-RR5, Class 14A3, VAR, 3.681%, 07/26/36 (e)	6
149	Series 2012-RR2, Class 1A1, VAR, 0.340%, 08/26/36 (e)	146
98	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	99
41	CAM Mortgage Trust, Series 2014-2, Class A, SUB, 2.600%, 05/15/48 (e)	40
	CHL Mortgage Pass-Through Trust,
10	Series 2003-J13, Class PO, PO, 01/25/34	8
17	Series 2003-J7, Class 4A3, IF, 9.552%, 08/25/18	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
71	Series 2004-5, Class 1A4, 5.500%, 06/25/34	74
29	Series 2004-HYB3, Class 2A, VAR, 2.203%, 06/20/34	28
306	Series 2005-22, Class 2A1, VAR, 2.448%, 11/25/35	259
	Citigroup Mortgage Loan Trust,
136	Series 2008-AR4, Class 1A1A, VAR, 2.720%, 11/25/38 (e)	136
181	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	186
	Citigroup Mortgage Loan Trust, Inc.,
29	Series 2003-UP3, Class A3, 7.000%, 09/25/33	31
21	Series 2003-UST1, Class A1, 5.500%, 12/25/18	21
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
3	Series 2003-UST1, Class PO3, PO, 12/25/18	3
334	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	340
32	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	32
	CSMC,
76	Series 2011-9R, Class A1, VAR, 2.169%, 03/27/46 (e)	77
78	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	78
666	CSMC Trust, Series 2010-11R, Class A6, VAR, 1.171%, 06/28/47 (e)	640
125	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.304%, 06/25/20	125
13	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	13
60	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	60
	First Horizon Mortgage Pass-Through Trust,
139	Series 2004-AR7, Class 2A2, VAR, 2.572%, 02/25/35	139
160	Series 2005-AR1, Class 2A2, VAR, 2.573%, 04/25/35	159
282	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	261
50	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	29

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
239	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
63	Series 2006-A2, Class 4A1, VAR, 2.503%, 08/25/34	63
218	Series 2006-A2, Class 5A3, VAR, 2.431%, 11/25/33	218
	MASTR Adjustable Rate Mortgages Trust,
40	Series 2004-3, Class 4A2, VAR, 2.267%, 04/25/34	37
184	Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	185
	MASTR Alternative Loan Trust,
150	Series 2003-9, Class 8A1, 6.000%, 01/25/34	150
327	Series 2004-4, Class 10A1, 5.000%, 05/25/24	346
25	Series 2004-7, Class 30PO, PO, 08/25/34	19
25	Series 2004-10, Class 1A1, 4.500%, 09/25/19	26
111	Series 2005-6, Class 3A1, 5.500%, 11/25/20	108
	MASTR Asset Securitization Trust,
42	Series 2003-2, Class 1A1, 5.000%, 03/25/18	42
6	Series 2004-8, Class PO, PO, 08/25/19	6
67	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	53
	Merrill Lynch Mortgage Investors Trust,
307	Series 2003-E, Class A1, VAR, 0.791%, 10/25/28	294
106	Series 2004-A, Class A1, VAR, 0.631%, 04/25/29	103
48	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.811%, 02/25/35	47
62	NACC Reperforming Loan REMIC Trust,
	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	63
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
39	Series 2003-A1, Class A1, 5.500%, 05/25/33	40
23	Series 2003-A1, Class A2, 6.000%, 05/25/33	24
10	Series 2003-A1, Class A5, 7.000%, 04/25/33	10
	RALI Trust,
19	Series 2002-QS16, Class A3, IF, 16.265%, 10/25/17	19

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
95	Series 2002-QS8, Class A5, 6.250%, 06/25/17	96
29	Series 2003-QS3, Class A2, IF, 16.124%, 02/25/18	32
114	Series 2003-QS9, Class A3, IF, IO, 7.379%, 05/25/18	11
134	Series 2004-QS3, Class CB, 5.000%, 03/25/19	137
111	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	96
11	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	11
	Salomon Brothers Mortgage Securities VII, Inc.,
65	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	66
2	Series 2003-UP2, Class PO1, PO, 12/25/18	2
	Springleaf Mortgage Loan Trust,
204	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	207
150	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	150
103	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	103
106	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	106
240	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	239
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127
194	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	193
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308
102	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	104
56	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	57
116	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/25/54 (e)	116
	WaMu Mortgage Pass-Through Certificates Trust,
23	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	23
140	Series 2003-AR5, Class A7, VAR, 2.443%, 06/25/33	141
72	Series 2004-AR3, Class A2, VAR, 2.368%, 06/25/34	73

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
265	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	245
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
35	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	38
8	Series 2003-MS7, Class P, PO, 03/25/33	6
158	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	156
	Wells Fargo Mortgage-Backed Securities Trust,
53	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	53
81	Series 2004-EE, Class 3A1, VAR, 2.496%, 12/25/34	82
271	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	272
458	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	461

		12,358

	Total Collateralized Mortgage Obligations (Cost $64,950)	68,026

Commercial Mortgage-Backed Securities — 2.2%
	A10 Term Asset Financing LLC,
403	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	405
250	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	250
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	51
277	Series 2006-4, Class A4, 5.634%, 07/10/46	288
300	Series 2007-5, Class A4, 5.492%, 02/10/51	319
150	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	151
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	198
343	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.435%, 03/11/39	353
13,497	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.373%, 12/11/49 (e)	85
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	511

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
423	Series 2014-KYO, Class A, VAR, 1.072%, 06/11/27 (e)	421
132	Series 2014-PAT, Class A, VAR, 0.972%, 08/13/27 (e)	132
300	Series 2014-TWC, Class A, VAR, 1.022%, 02/13/32 (e)	299
38	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.112%, 11/17/26 (e)	38
202	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	201
33	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	33
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,077
500	Series KSMC, Class A2, 2.615%, 01/25/23	507
239	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	242
49	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	50
282	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	282
638	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	646
	NorthStar, (Cayman Islands),
324	Series 2013-1A, Class A, VAR, 2.018%, 08/25/29 (e)	324
250	Series 2013-1A, Class B, VAR, 5.168%, 08/25/29 (e)	252
140	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	140
245	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.422%, 12/15/31 (e)	245
32	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.556%, 08/15/39	32
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	121
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	534
133	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	133

	Total Commercial Mortgage-Backed Securities (Cost $8,257)	8,430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 17.8%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	150
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	154

		455

	Internet & Catalog Retail — 0.1%
197	Amazon.com, Inc., 3.300%, 12/05/21	205

	Media — 0.5%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	117
100	7.700%, 10/30/25	132
	CBS Corp.,
25	3.375%, 03/01/22	25
94	3.700%, 08/15/24	96
25	5.750%, 04/15/20	29
100	Comcast Corp., 5.900%, 03/15/16	105
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
26	3.950%, 01/15/25	27
150	4.600%, 02/15/21	163
353	5.000%, 03/01/21	391
78	Discovery Communications LLC, 4.375%, 06/15/21	84
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	112
60	4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	62
50	6.750%, 07/01/18	58
150	8.250%, 04/01/19	183
35	8.750%, 02/14/19	43
	Viacom, Inc.,
37	2.750%, 12/15/19	38
50	3.125%, 06/15/22	49
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	45
50	4.500%, 03/01/21	54
15	6.250%, 04/30/16	16
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,000

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	45
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	37
49	4.375%, 09/01/23	53
25	7.450%, 07/15/17	28
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	452

		653

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	34
59	Gap, Inc. (The), 5.950%, 04/12/21	68
130	Home Depot, Inc. (The), 5.400%, 03/01/16	136

		238

	Total Consumer Discretionary	3,655

	Consumer Staples — 0.8%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	84
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	159
36	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	43
50	Coca-Cola Co. (The), 4.875%, 03/15/19	56
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	31
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	86
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	7

		788

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	86
179	CVS Health Corp., 4.000%, 12/05/23	194
52	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	61
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	96
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	84

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

37	Sysco Corp., 3.000%, 10/02/21	38
94	Walgreen Co., 3.100%, 09/15/22	95
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	94

		834

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	165
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	118
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
30	3.500%, 06/06/22	31
22	5.375%, 02/10/20	25
332	6.125%, 08/23/18	377
150	Mondelez International, Inc., 4.000%, 02/01/24	162
73	Tyson Foods, Inc., 3.950%, 08/15/24	78

		1,099

	Household Products — 0.1%
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
57	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	71

		91

	Total Consumer Staples	2,812

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
107	Halliburton Co., 3.500%, 08/01/23	112
60	Nabors Industries, Inc., 5.000%, 09/15/20	59
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	30
35	6.375%, 12/15/21	31
100	6.500%, 11/15/20	89
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	30

		429

	Marine — 0.0% (g)
12	Noble Holding International Ltd., (Cayman Islands), 4.625%, 03/01/21	11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.5%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	29
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	235
256	2.750%, 05/10/23	252
66	3.814%, 02/10/24	69
100	4.742%, 03/11/21	111
	Buckeye Partners LP,
40	4.875%, 02/01/21	42
25	5.850%, 11/15/43	25
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	25
150	5.900%, 02/01/18	166
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	212
150	ConocoPhillips, 5.750%, 02/01/19	172
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	204
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	55
80	Encana Corp., (Canada), 6.500%, 05/15/19	91
89	Energy Transfer Partners LP, 3.600%, 02/01/23	89
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	210
	Enterprise Products Operating LLC,
37	3.750%, 02/15/25	38
49	3.900%, 02/15/24	52
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	107
150	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	148
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	59
	Marathon Oil Corp.,
228	5.900%, 03/15/18	252
175	6.000%, 10/01/17	195
67	Marathon Petroleum Corp., 3.625%, 09/15/24	68
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	69
90	5.375%, 01/27/21	80
295	6.250%, 03/17/24	270
50	7.875%, 03/15/19	50

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
97	Petro-Canada, (Canada), 6.050%, 05/15/18	109
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	59
69	4.875%, 01/18/24	74
43	Phillips 66, 2.950%, 05/01/17	45
	Plains All American Pipeline LP/PAA
	Finance Corp.,
59	2.600%, 12/15/19	59
100	3.600%, 11/01/24	103
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	215
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	165
140	6.200%, 04/15/18	156
50	8.000%, 10/01/19	61
79	Spectra Energy Partners LP, 2.950%, 09/25/18	82
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	141
42	2.900%, 11/08/20	44
67	3.125%, 08/17/17	70
83	3.150%, 01/23/22	86
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	58
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76
150	2.750%, 06/19/21	154
175	Total Capital S.A., (France), 2.300%, 03/15/16	178
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	115
30	7.125%, 01/15/19	35

		5,740

	Total Energy	6,180

	Financials — 9.3%
	Banks — 3.9%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	203
	ANZ New Zealand International Ltd., (New Zealand),
200	2.600%, 09/23/19 (e)	204
100	3.125%, 08/10/15 (e)	101
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	256

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of America Corp.,
42	4.100%, 07/24/23	45
100	5.000%, 05/13/21	113
130	5.625%, 07/01/20	150
300	Series L, 5.650%, 05/01/18	333
150	5.700%, 01/24/22	175
170	5.750%, 12/01/17	188
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	906
100	6.500%, 08/01/16	107
266	6.875%, 04/25/18	305
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	85
	Bank of Nova Scotia (The), (Canada),
121	1.650%, 10/29/15 (e)	122
175	2.550%, 01/12/17	180
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	202
250	6.050%, 12/04/17 (e)	276
	BB&T Corp.,
125	3.950%, 04/29/16	129
100	5.250%, 11/01/19	113
300	Capital One Bank USA N.A., 3.375%, 02/15/23	302
	Citigroup, Inc.,
106	1.800%, 02/05/18	106
350	2.400%, 02/18/20	349
135	3.375%, 03/01/23	138
73	3.750%, 06/16/24	76
59	4.750%, 05/19/15	59
14	5.375%, 08/09/20	16
115	5.500%, 09/13/25	130
13	6.000%, 08/15/17	14
300	6.125%, 11/21/17	335
	Comerica, Inc.,
55	3.000%, 09/16/15	56
16	3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	256
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	250
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	127
350	Fifth Third Bancorp, 5.450%, 01/15/17	375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	211
300	4.875%, 01/14/22	339
50	KeyCorp, 5.100%, 03/24/21	57
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	337
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	203
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	304
100	3.750%, 03/02/15 (e)	100
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	311
	PNC Funding Corp.,
133	4.375%, 08/11/20	147
265	5.125%, 02/08/20	301
110	5.250%, 11/15/15	113
115	5.625%, 02/01/17	124
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	149
239	2.000%, 10/01/18	242
125	2.200%, 07/27/18	128
200	2.300%, 07/20/16	204
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	250
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	217
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	202
235	2.200%, 07/29/15 (e)	237
104	2.250%, 11/05/19	105
150	U.S. Bancorp, 2.450%, 07/27/15	151
250	U.S. Bank N.A., 2.800%, 01/27/25	250
850	Wachovia Corp., 5.750%, 02/01/18	951
	Wells Fargo & Co.,
99	3.000%, 02/19/25	99
237	4.480%, 01/16/24	258
415	5.625%, 12/11/17	462
500	SUB, 3.676%, 06/15/16	519
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	280
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	319

		14,699

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 1.9%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	129
	Bank of New York Mellon Corp. (The),
250	Series 1, 2.950%, 06/18/15	252
150	3.250%, 09/11/24	155
100	3.650%, 02/04/24	106
75	4.600%, 01/15/20	84
326	BlackRock, Inc., Series 2, 5.000%, 12/10/19	370
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	175
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
69	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	69
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
48	2.550%, 10/23/19	48
68	2.625%, 01/31/19	69
100	3.300%, 05/03/15	100
255	3.625%, 02/07/16	261
66	3.700%, 08/01/15	67
120	4.000%, 03/03/24	127
68	5.375%, 03/15/20	77
80	5.750%, 01/24/22	94
1,100	5.950%, 01/18/18	1,226
250	7.500%, 02/15/19	299
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	209
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	75
	Jefferies Group LLC,
111	3.875%, 11/09/15	113
150	5.125%, 04/13/18	158
45	6.875%, 04/15/21	51
80	8.500%, 07/15/19	96
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	94
263	5.000%, 02/22/17 (e)	281
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	170
40	6.250%, 01/14/21 (e)	47
	Morgan Stanley,
40	2.650%, 01/27/20	40
83	3.700%, 10/23/24	86
104	4.000%, 07/24/15	105
93	5.000%, 11/24/25	102
166	5.500%, 07/24/20	190

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
100	5.500%, 07/28/21	116
450	5.625%, 09/23/19	511
100	5.750%, 01/25/21	116
100	6.625%, 04/01/18	114
100	7.300%, 05/13/19	119
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	87
84	6.700%, 03/04/20	101
	State Street Corp.,
36	3.100%, 05/15/23	36
192	3.700%, 11/20/23	206
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	112
100	5.875%, 12/20/17	112

		7,297

	Consumer Finance — 1.0%
139	American Express Credit Corp., 2.800%, 09/19/16	143
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	205
83	2.250%, 08/15/19	84
	Capital One Financial Corp.,
125	3.200%, 02/05/25	123
110	3.500%, 06/15/23	112
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
206	2.250%, 12/01/19	209
58	2.850%, 06/01/22	59
100	5.500%, 03/15/16	105
65	7.050%, 10/01/18	77
100	7.150%, 02/15/19	119
	Ford Motor Credit Co. LLC,
550	2.375%, 03/12/19	557
200	3.000%, 06/12/17	207
200	4.250%, 09/20/22	217
180	HSBC USA, Inc., 2.350%, 03/05/20	180
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	229
200	2.000%, 09/15/16	204

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
100	2.050%, 01/12/17	102
105	2.100%, 01/17/19	107
154	3.200%, 06/17/15	155

		3,670

	Diversified Financial Services — 1.3%
161	Associates Corp. of North America, 6.950%, 11/01/18	188
425	Bank of America N.A., 5.300%, 03/15/17	456
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	674
98	3.750%, 08/15/21	107
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	244
800	4.650%, 10/17/21	907
500	5.400%, 02/15/17	543
140	5.500%, 01/08/20	162
335	5.625%, 05/01/18	377
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	95
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	518
200	Series KK, 3.550%, 01/15/24	215
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	186
195	4.375%, 03/25/20	218
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	108

		5,131

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	46
50	5.600%, 05/15/15	50
61	Allstate Corp. (The), 3.150%, 06/15/23	62
	American International Group, Inc.,
59	4.125%, 02/15/24	64
350	5.450%, 05/18/17	381
45	Aon Corp., 3.500%, 09/30/15	46
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
90	CNA Financial Corp., 5.875%, 08/15/20	104
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	87
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	46
35	Lincoln National Corp., 4.200%, 03/15/22	37
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	304
100	3.125%, 04/14/16 (e)	103
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	207
200	2.500%, 09/29/15 (e)	202
175	3.650%, 06/14/18 (e)	186
100	3.875%, 04/11/22 (e)	107
	New York Life Global Funding,
73	2.150%, 06/18/19 (e)	73
125	3.000%, 05/04/15 (e)	126
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	160
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	108
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	205

		2,990

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	78
38	5.000%, 02/15/24	42
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	44
100	Class 2A, 3.070%, 03/15/23 (e)	100
	Equity Commonwealth,
125	5.875%, 09/15/20	138
150	6.650%, 01/15/18	165
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
52	2.625%, 02/01/20	52
38	3.400%, 02/01/25	37
23	3.875%, 08/15/24	24
17	4.200%, 03/01/24	18
38	4.250%, 11/15/23	40
92	5.375%, 02/01/21	103

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
73	Health Care REIT, Inc., 4.500%, 01/15/24	79
53	Prologis LP, 4.250%, 08/15/23	57
	Simon Property Group LP,
100	3.375%, 10/01/24	103
81	4.125%, 12/01/21	88
40	4.375%, 03/01/21	44
50	5.650%, 02/01/20	58
50	6.125%, 05/30/18	57
	Ventas Realty LP,
27	3.500%, 02/01/25	27
44	3.750%, 05/01/24	45

		1,429

	Total Financials	35,216

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	429
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	46
	Celgene Corp.,
98	3.250%, 08/15/22	100
44	3.625%, 05/15/24	46
57	Gilead Sciences, Inc., 3.500%, 02/01/25	60

		729

	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.625%, 03/15/15	50
40	Becton Dickinson and Co., 5.000%, 05/15/19	45

		95

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	117
45	Cardinal Health, Inc., 2.400%, 11/15/19	45
72	Express Scripts Holding Co., 3.500%, 06/15/24	74
64	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	64
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	50
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	119

		580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	74

		96

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	87
69	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	76
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	169
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	63
62	2.400%, 09/15/22	62
30	3.700%, 02/10/45	30

		682

	Total Health Care	2,182

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	43
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	71
70	6.375%, 06/01/19 (e)	81
100	Honeywell International, Inc., 5.300%, 03/01/18	112
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	58

		456

	Air Freight & Logistics — 0.2%
511	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	593
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	148

		741

	Airlines — 0.1%
183	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	200
29	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	33
54	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	58

		291

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.0% (g)
	ADT Corp. (The),
70	3.500%, 07/15/22	64
24	4.125%, 06/15/23	23
50	Pitney Bowes, Inc., 5.600%, 03/15/18	54

		141

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	73

		147

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	56

		83

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	186
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	37
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	161

		384

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	89
25	Parker-Hannifin Corp., 5.500%, 05/15/18	28

		223

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	107
100	5.650%, 05/01/17	109
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	61
	CSX Corp.,
100	3.400%, 08/01/24	104
10	6.250%, 04/01/15	10
30	7.375%, 02/01/19	36
50	7.900%, 05/01/17	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	49
27	4.500%, 08/16/21 (e)	30
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	143
50	7.700%, 05/15/17	57
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	140
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	56
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	81
233	4.163%, 07/15/22	261

		1,524

	Total Industrials	3,990

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	57

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
55	3.375%, 11/01/15	56
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	113
63	7.500%, 01/15/27	76

		295

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
62	2.600%, 07/15/22	59
63	2.875%, 08/01/21	62

		121

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	305
350	7.625%, 10/15/18	423
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	56
40	6.750%, 02/01/17	44

		995

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	34
73	Texas Instruments, Inc., 1.650%, 08/03/19	72

		106

	Software — 0.3%
25	Intuit, Inc., 5.750%, 03/15/17	27
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	121
34	2.125%, 11/15/22	33
100	2.375%, 02/12/22	100
68	2.375%, 05/01/23	68
167	3.625%, 12/15/23	182
	Oracle Corp.,
200	3.625%, 07/15/23	215
200	5.250%, 01/15/16	209
100	5.750%, 04/15/18	113

		1,091

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
273	2.150%, 02/09/22	270
199	2.400%, 05/03/23	197
201	2.850%, 05/06/21	209
207	VAR, 0.503%, 05/03/18	208
	EMC Corp.,
100	1.875%, 06/01/18	100
100	3.375%, 06/01/23	102
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	128
45	4.650%, 12/09/21	49

		1,263

	Total Information Technology	3,928

	Materials — 0.6%
	Chemicals — 0.4%
45	Agrium, Inc., (Canada), 3.375%, 03/15/25	45
125	CF Industries, Inc., 7.125%, 05/01/20	151
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	102
81	4.125%, 11/15/21	87
38	4.250%, 11/15/20	42
20	8.550%, 05/15/19	25
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	102
100	6.000%, 07/15/18	114

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
122	Monsanto Co., 2.750%, 07/15/21	124
	Mosaic Co. (The),
34	3.750%, 11/15/21	36
212	4.250%, 11/15/23	229
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
	Praxair, Inc.,
41	2.650%, 02/05/25	41
230	4.625%, 03/30/15	230
150	Union Carbide Corp., 7.500%, 06/01/25	194

		1,548

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	102
100	5.400%, 03/29/17	109
100	6.500%, 04/01/19	118
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	128
107	4.550%, 11/14/24	101
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	29
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58
	Teck Resources Ltd., (Canada),
39	3.750%, 02/01/23	36
42	4.750%, 01/15/22	41

		750

	Total Materials	2,298

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
204	0.900%, 02/12/16	204
100	4.450%, 05/15/21	108
180	5.500%, 02/01/18	198
27	BellSouth Telecommunications LLC, 6.300%, 12/15/15	28
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	112
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	62
148	Qwest Corp., 6.750%, 12/01/21	171
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	35

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
115	2.625%, 02/21/20 (e)	116
179	3.000%, 11/01/21	181
72	3.450%, 03/15/21	75
295	3.500%, 11/01/24	302
156	4.150%, 03/15/24	168
353	4.500%, 09/15/20	388
150	5.150%, 09/15/23	172
176	Verizon New England, Inc., 7.875%, 11/15/29	230

		2,577

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	171
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	101

		412

	Total Telecommunication Services	2,989

	Utilities — 1.0%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	58
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	65
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	41
150	5.300%, 01/15/19	169
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	61
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	111
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	102
135	7.000%, 03/15/19	161
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
47	Kansas City Power & Light Co., 3.150%, 03/15/23	48
60	Nevada Power Co., 7.125%, 03/15/19	72
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
27	2.400%, 09/15/19	27
113	7.875%, 12/15/15	119
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	45
25	Ohio Power Co., 6.050%, 05/01/18	28
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	58
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	67
50	3.250%, 06/15/23	52
125	5.625%, 11/30/17	138
	PacifiCorp,
140	3.600%, 04/01/24	149
100	3.850%, 06/15/21	109
60	5.650%, 07/15/18	68
75	PECO Energy Co., 5.350%, 03/01/18	83
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	82
	Southern California Edison Co.,
58	1.845%, 02/01/22	58
212	Series C, 3.500%, 10/01/23	226
45	Southern Co. (The), 1.950%, 09/01/16	46
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	37
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	112
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	104
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,835

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	37
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	56

		93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.0% (g)
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.000%, 10/01/20	76
37	PSEG Power LLC, 4.300%, 11/15/23	39

		161

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	99
100	6.375%, 07/15/16	107
50	Consumers Energy Co., 5.650%, 04/15/20	58
180	NiSource Finance Corp., 4.450%, 12/01/21	195
	Sempra Energy,
48	4.050%, 12/01/23	52
150	9.800%, 02/15/19	193

		704

	Total Utilities	3,793

	Total Corporate Bonds (Cost $63,329)	67,043

Foreign Government Securities — 1.7%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	798
1,557	Series 10-Z, Zero Coupon, 08/15/20	1,395
500	Series 6-Z, Zero Coupon, 02/15/22	428
1,000	Series 7-Z, Zero Coupon, 08/15/25	757
1,000	Series 8-Z, Zero Coupon, 08/15/24	783
1,000	Series 8-Z, Zero Coupon, 02/15/25	769
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	400
250	2.700%, 06/16/15	252
92	Republic of Poland, (Poland), 4.000%, 01/22/24	99
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	223
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	255
250	3.600%, 01/30/25	258
116	4.000%, 10/02/23	124

	Total Foreign Government Securities (Cost $6,344)	6,541

Mortgage Pass-Through Securities — 10.7%
	Federal Home Loan Mortgage Corp.,
93	ARM, 2.040%, 01/01/37	98
225	ARM, 2.079%, 08/01/36	237

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

28		ARM, 2.235%, 01/01/27	29
13		ARM, 2.250%, 07/01/26	13
62		ARM, 2.276%, 11/01/36	66
112		ARM, 2.294%, 09/01/36	119
192		ARM, 2.311%, 03/01/37	203
284		ARM, 2.314%, 12/01/34	305
141		ARM, 2.414%, 09/01/36	151
263		ARM, 2.504%, 06/01/36	282
157		ARM, 2.629%, 04/01/38	169
100		ARM, 2.818%, 02/01/37	108
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
77		4.000%, 06/01/19	81
20		4.500%, 10/01/18	21
158		5.500%, 06/01/17 - 01/01/24	171
13		6.000%, 10/01/17 - 04/01/18	13
152		6.500%, 01/01/17 - 03/01/22	161
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7		6.000%, 12/01/22	8
38		6.500%, 11/01/22 - 08/01/26	44
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
58		6.000%, 01/01/34	66
63		7.000%, 04/01/26 - 02/01/37	73
5		7.500%, 08/01/25	6
6		8.000%, 07/01/20 - 11/01/24	7
16		8.500%, 07/01/28	20
255		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	289
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,620		3.500%, 05/01/33 - 05/01/43	2,764
430		4.000%, 06/01/42	467
131		6.000%, 02/01/33	142
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
51		ARM, 1.809%, 02/01/37	54
2		ARM, 1.875%, 03/01/19	2
80		ARM, 1.885%, 08/01/35	85
157		ARM, 1.895%, 01/01/35	166
161		ARM, 1.910%, 09/01/35	169
251		ARM, 1.915%, 02/01/35	265
188		ARM, 1.991%, 01/01/35	201
108		ARM, 2.074%, 09/01/36	115

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
233		ARM, 2.086%, 09/01/34	249
166		ARM, 2.143%, 09/01/35	177
95		ARM, 2.147%, 11/01/33	100
141		ARM, 2.193%, 02/01/35	150
66		ARM, 2.244%, 08/01/36	71
140		ARM, 2.265%, 08/01/34	148
119		ARM, 2.350%, 04/01/35	127
193		ARM, 2.405%, 02/01/37	205
117		ARM, 2.406%, 04/01/33	126
170		ARM, 2.435%, 09/01/33	181
116		ARM, 2.445%, 07/01/46	124
134		ARM, 2.505%, 10/01/34	143
11		ARM, 2.606%, 09/01/27	12
—	(h)	ARM, 2.625%, 08/01/19	—	(h)
280		ARM, 2.836%, 02/01/36	299
8		ARM, 3.682%, 03/01/29	8
		Federal National Mortgage Association, 15 Year, Single Family,
40		4.000%, 05/01/19	42
191		4.500%, 05/01/18 - 05/01/19	201
253		5.000%, 06/01/18 - 04/01/19	268
153		5.500%, 01/01/20 - 06/01/20	163
241		6.000%, 03/01/21 - 01/01/24	264
33		6.500%, 03/01/17 - 08/01/20	34
		Federal National Mortgage Association, 20 Year, Single Family,
63		6.000%, 04/01/24	72
85		6.500%, 05/01/22	97
		Federal National Mortgage Association, 30 Year, FHA/VA,
13		6.000%, 09/01/33	14
23		6.500%, 03/01/29	27
4		8.500%, 02/01/30	5
6		9.000%, 09/01/19 - 12/01/30	6
4		9.500%, 12/01/18	4
		Federal National Mortgage Association, 30 Year, Single Family,
69		4.500%, 08/01/33	75
965		5.000%, 07/01/33 - 08/01/40	1,080
93		5.500%, 12/01/33	107
470		6.000%, 12/01/32 - 09/01/37	540
39		6.500%, 08/01/31	47
6		7.000%, 09/01/27 - 08/01/32	6
10		7.500%, 11/01/22 - 10/01/24	11
353		8.000%, 03/01/21 - 11/01/32	439
6		8.500%, 07/01/24 - 06/01/25	7

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	9.000%, 04/01/26	—	(h)
2		10.000%, 02/01/24	3
—	(h)	12.500%, 01/01/16	—	(h)
		Federal National Mortgage Association, Other,
500		VAR, 0.641%, 12/01/23	504
992		VAR, 0.651%, 08/01/23	999
937		1.940%, 01/01/17	940
997		2.220%, 12/01/22	996
499		2.240%, 12/01/22	499
661		2.395%, 01/01/22	672
983		2.480%, 06/01/19	1,009
1,000		2.760%, 05/01/21	1,034
1,957		2.764%, 06/01/23	2,017
1,000		3.110%, 12/01/24	1,045
1,000		3.240%, 12/01/26	1,052
1,000		3.290%, 08/01/26	1,055
500		3.340%, 02/01/27	531
1,000		3.380%, 12/01/23	1,064
1,000		3.540%, 10/01/20	1,077
2,330		3.590%, 12/01/20	2,512
1,498		3.760%, 10/01/23 - 11/01/23	1,640
863		4.000%, 07/01/42	936
1,036		4.160%, 03/01/21	1,148
405		4.271%, 06/01/21	448
781		4.300%, 04/01/21	872
906		4.355%, 03/01/20	1,002
1,929		4.380%, 01/01/21 - 04/01/21	2,156
492		4.390%, 05/01/21	551
92		5.500%, 04/01/38	101
121		6.000%, 03/01/37	135
		Government National Mortgage Association II, 30 Year, Single Family,
273		6.000%, 03/20/28 - 09/20/38	311
11		7.500%, 02/20/28 - 09/20/28	14
29		8.000%, 12/20/25 - 08/20/28	34
17		8.500%, 03/20/25 - 05/20/25	20
		Government National Mortgage Association, 15 Year, Single Family,
11		6.000%, 10/15/17	11
1		8.000%, 01/15/16	1
		Government National Mortgage Association, 30 Year, Single Family,
273		6.000%, 11/15/28 - 12/15/38	311
264		6.500%, 01/15/24 - 12/15/35	309
254		7.000%, 08/15/23 - 06/15/35	295
24		7.500%, 11/15/22 - 09/15/28	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4		8.000%, 07/15/22 - 08/15/28	4
2		8.500%, 11/15/17	2
6		9.000%, 08/15/16 - 11/15/24	7
103		9.500%, 09/15/18 - 12/15/25	116
—	(h)	12.000%, 11/15/19	—	(h)

		Total Mortgage Pass-Through Securities (Cost $38,418)	40,259

Supranational — 0.1%
150		African Development Bank, 8.800%, 09/01/19 (Cost $186)	189

U.S. Government Agency Securities — 2.3%
		Federal National Mortgage Association,
1,000		Zero Coupon, 06/01/17	980
800		5.000%, 05/11/17	875
375		Federal National Mortgage Association STRIPS, 5.398%, 11/15/21 (n)	321
		Financing Corp. STRIPS,
1,440		Zero Coupon, 05/11/18	1,377
500		Zero Coupon, 04/05/19	467
584		Zero Coupon, 09/26/19	538
1,000		Government Trust Certificate, Zero Coupon, 10/01/15	994
		Residual Funding Corp. STRIPS,
250		Zero Coupon, 10/15/19	230
1,750		Zero Coupon, 07/15/20	1,578
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,107
333		Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	308

		Total U.S. Government Agency Securities (Cost $8,539)	8,775

U.S. Treasury Obligations — 30.8%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,370
250		8.750%, 08/15/20	344
1,500		8.875%, 08/15/17	1,795
		U.S. Treasury Coupon STRIPS,
700		0.944%, 05/15/18 (n)	676
2,200		1.885%, 02/15/18 (n)	2,134
750		1.912%, 11/15/19 (n)	697
2,500		2.020%, 08/15/23 (n)	2,101
3,515		2.035%, 05/15/21 (n)	3,137
200		2.051%, 05/15/24 (n)	165
2,985		2.145%, 02/15/20 (n)	2,762
650		2.160%, 05/15/22 (n)	566
200		2.162%, 05/15/26 (n)	155
10		2.262%, 05/15/28 (n)	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,275	2.320%, 02/15/21 (n)	2,948
4,446	2.345%, 08/15/17 (n)	4,356
750	2.432%, 05/15/23 (n)	635
300	2.454%, 02/15/27 (n)	227
2,400	2.535%, 02/15/22 (n)	2,103
1,300	2.556%, 11/15/22 (n)	1,119
150	2.560%, 11/15/23 (n)	125
1,495	2.573%, 05/15/19 (n)	1,407
6,700	2.632%, 08/15/21 (n)	5,944
200	2.635%, 05/15/25 (n)	160
3,577	2.683%, 08/15/16 (n)	3,552
5,820	2.694%, 02/15/23 (n)	4,974
53	2.764%, 02/15/28 (n)	39
1,000	2.767%, 08/15/22 (n)	866
4,350	2.792%, 08/15/19 (n)	4,075
200	2.900%, 08/15/28 (n)	145
2,300	2.940%, 11/15/21 (n)	2,027
1,224	3.003%, 02/15/17 (n)	1,209
47	3.135%, 08/15/26 (n)	36
10,348	3.151%, 05/15/20 (n)	9,505
14,550	3.181%, 08/15/20 (n)	13,279
300	3.246%, 11/15/26 (n)	229
100	3.431%, 08/15/27 (n)	75
140	3.459%, 11/15/27 (n)	104
700	3.854%, 11/15/16 (n)	694
2,290	3.901%, 11/15/17 (n)	2,231
3,866	6.547%, 02/15/16 (n)	3,858
	U.S. Treasury Inflation Indexed Notes,
300	0.125%, 01/15/22	314
1,700	0.500%, 04/15/15	1,837
700	1.125%, 01/15/21	806
	U.S. Treasury Notes,
593	0.875%, 01/31/18	591
300	1.000%, 06/30/19	295
800	1.000%, 11/30/19	782
1,500	1.250%, 10/31/18	1,500
1,000	1.375%, 02/28/19	1,002
5,500	1.500%, 08/31/18	5,557
400	2.000%, 02/28/21	407
200	2.000%, 10/31/21	202
500	2.125%, 01/31/21	512
350	2.625%, 08/15/20	369
800	2.625%, 11/15/20	842
1,500	2.750%, 11/30/16	1,557
2,000	2.750%, 02/15/19	2,112
500	3.125%, 01/31/17	524

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,000	3.125%, 04/30/17	1,052
850	3.125%, 05/15/21	920
7,900	3.250%, 12/31/16	8,285
1,050	3.500%, 02/15/18	1,126
1,550	3.500%, 05/15/20	1,702
450	3.625%, 02/15/21	499
400	4.250%, 11/15/17	436
200	4.500%, 02/15/16	208
1,000	4.750%, 08/15/17	1,096

	Total U.S. Treasury Obligations (Cost $112,655)	116,364

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 8.1%
	Investment Company — 8.1%
30,495	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $30,495)	30,495

	Total Investments — 99.6% (Cost $362,995)	375,961
	Other Assets in Excess of Liabilities — 0.4%	1,388

	NET ASSETS — 100.0%	$377,349

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2015

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2015.
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
CVR	— Contingent Value Rights
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2015.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2015.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 28, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(†)	— Security matures in 2105.
(††)	— Security matures in 2110.
(†††)	— Security matures in 2111.
(††††)	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2015

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,892,057	$359,390		$345,466
Investments in affiliates, at value	177,183	6,550		30,495

Total investment securities, at value	4,069,240	365,940		375,961
Cash	2,140	1		52
Receivables:
Investment securities sold	577	28		4
Fund shares sold	1,948	—		1,400
Interest and dividends from non-affiliates	15,607	786		1,221
Dividends from affiliates	7	—	(a)	1
Prepaid expenses	35	—		—

Total Assets	4,089,554	366,755		378,639

LIABILITIES:
Payables:
Investment securities purchased	6,716	64		1,189
Fund shares redeemed	101,153	—		—
Variation margin on futures contracts	—	8		—
Unrealized depreciation on unfunded commitments	49	—		—
Accrued liabilities:
Investment advisory fees	408	20		26
Custodian and accounting fees	103	21		36
Trustees’ and Chief Compliance Officer’s fees	9	1		1
Audit fees	41	26		36
Transfer agent fees	17	1		1
Other	46	1		1

Total Liabilities	108,542	142		1,290

Net Assets	$3,981,012	$366,613		$377,349

NET ASSETS:
Paid-in-Capital	$3,778,398	$186,000		$363,848
Accumulated undistributed (distributions in excess of) net investment income	5,298	1,215		361
Accumulated net realized gains (losses)	1,127	(16,200)		174
Net unrealized appreciation (depreciation)	196,189	195,598		12,966

Total Net Assets	$3,981,012	$366,613		$377,349

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	372,579	14,399		36,289

Net asset value, offering and redemption price per share (b)	$10.69	$25.46		$10.40

Cost of investments in non-affiliates	$3,695,819	$165,734		$332,500
Cost of investments in affiliates	177,183	4,659		30,495

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2015

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$138,015	$—	$10,494
Dividend income from non-affiliates	—	7,479	—
Dividend income from affiliates	51	125	6

Total investment income	138,066	7,604	10,500

EXPENSES:
Investment advisory fees	11,816	920	1,036
Administration fees	3,939	368	345
Custodian and accounting fees	367	54	140
Professional fees	129	47	64
Trustees’ and Chief Compliance Officer’s fees	44	4	4
Printing and mailing costs	34	6	5
Transfer agent fees	—	2	3
Other	237	16	15

Total expenses	16,566	1,417	1,612

Less fees waived	(10,783)	(1,054)	(1,121)
Less earnings credits	— (a)	—	—
Less expense reimbursements	(93)	—	—

Net expenses	5,690	363	491

Net investment income (loss)	132,376	7,241	10,009

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	8,477	23,858	887
Investment in affiliates	—	200	—
Futures	—	513	—

Net realized gain (loss)	8,477	24,571	887

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	47,312	20,845	142
Investments in affiliates	—	145	—
Futures	—	(26)	—
Unfunded commitments	(29)	—	—

Change in net unrealized appreciation/depreciation	47,283	20,964	142

Net realized/unrealized gains (losses)	55,760	45,535	1,029

Change in net assets resulting from operations	$188,136	$52,776	$11,038

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Year Ended February 28, 2015	Year Ended February 28, 2014	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$132,376	$137,789	$7,241	$6,962
Net realized gain (loss)	8,477	7,055	24,571	12,219
Distributions of capital gains received from investment company affiliates	—	1	—	— (a)
Change in net unrealized appreciation/depreciation	47,283	(123,685)	20,964	58,781

Change in net assets resulting from operations	188,136	21,160	52,776	77,962

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(133,647)	(133,909)	(7,023)	(6,806)
From net realized gains	(10,035)	(2,110)	—	—

Total distributions to shareholders	(143,682)	(136,019)	(7,023)	(6,806)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	641,786	667,144	11,244	14,789
Subscriptions in-kind (See Note 7)	14,902	—	—	—
Distributions reinvested	139,400	131,927	7,023	6,806
Cost of shares redeemed	(724,664)	(532,846)	(64,785)	(48,708)

Change in net assets resulting from capital transactions	71,424	266,225	(46,518)	(27,113)

NET ASSETS:
Change in net assets	115,878	151,366	(765)	44,043
Beginning of period	3,865,134	3,713,768	367,378	323,335

End of period	$3,981,012	$3,865,134	$366,613	$367,378

Accumulated undistributed (distributions in excess of) net investment income	$5,298	$6,546	$1,215	$1,158

SHARE TRANSACTIONS:
Issued	60,365	62,858	484	723
Subscriptions in-kind (See Note 7)	1,394	—	—	—
Reinvested	13,124	12,447	293	336
Redeemed	(68,136)	(50,404)	(2,712)	(2,373)

Change in Shares	6,747	24,901	(1,935)	(1,314)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intermediate Bond Trust
	Year Ended February 28, 2015	Year Ended February 28, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,009	$11,308
Net realized gain (loss)	887	1,299
Distributions of capital gains received from investment company affiliates	—	— (a)
Change in net unrealized appreciation/depreciation	142	(10,852)

Change in net assets resulting from operations	11,038	1,755

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,939)	(11,070)
From net realized gains	(1,560)	(219)

Total distributions to shareholders	(11,499)	(11,289)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	60,539	35,383
Distributions reinvested	10,521	10,598
Cost of shares redeemed	(41,905)	(65,743)

Change in net assets resulting from capital transactions	29,155	(19,762)

NET ASSETS:
Change in net assets	28,694	(29,296)
Beginning of period	348,655	377,951

End of period	$377,349	$348,655

Accumulated undistributed (distributions in excess of) net investment income	$361	$295

SHARE TRANSACTIONS:
Issued	5,814	3,386
Reinvested	1,012	1,014
Redeemed	(4,035)	(6,290)

Change in Shares	2,791	(1,890)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Year Ended February 28, 2015	$10.57	$0.36	$0.15	$0.51	$(0.36)	$(0.03)	$—	$(0.39)
Year Ended February 28, 2014	10.89	0.38	(0.32)	0.06	(0.37)	(0.01)	—	(0.38)
Year Ended February 28, 2013	10.82	0.43	0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50	0.35	0.85	(0.51)	(0.02)	—	(0.53)
Year Ended February 28, 2011	10.27	0.55	0.23	0.78	(0.55)	—	—	(0.55)

Equity Index Trust
Year Ended February 28, 2015	22.49	0.48	2.95	3.43	(0.46)	—	—	(0.46)
Year Ended February 28, 2014	18.32	0.42	4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38	1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31	0.46	0.77	(0.34)	—	—	(0.34)
Year Ended February 28, 2011	13.42	0.28	2.67	2.95	(0.27)	—	—	(0.27)

Intermediate Bond Trust
Year Ended February 28, 2015	10.41	0.30	0.04	0.34	(0.30)	(0.05)	—	(0.35)
Year Ended February 28, 2014	10.68	0.32	(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36	0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43	0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)
Year Ended February 28, 2011	10.28	0.48	0.10	0.58	(0.48)	—	—	(0.48)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.69	4.88%	$3,981,012	0.14%	3.36%	0.42%	19%
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21
10.50	7.71	3,022,640	0.14	5.23	0.42	20

25.46	15.38	366,613	0.10	1.97	0.39	4
22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8
16.10	22.38	341,196	0.10	1.95	0.40	13

10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35
10.38	5.72	366,920	0.14	4.60	0.46	28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Core Bond Trust and Intermediate Bond Trust at February 28, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$156,294	$138,469	$294,763
Collateralized Mortgage Obligations
Agency CMO	—	593,622	—	593,622
Non-Agency CMO	—	189,580	45,619	235,199

Total Collateralized Mortgage Obligations	—	783,202	45,619	828,821

Commercial Mortgage-Backed Securities	—	125,568	18,375	143,943
Corporate Bonds
Consumer Discretionary	—	57,480	—	57,480
Consumer Staples	—	36,240	—	36,240
Energy	—	78,667	—	78,667
Financials	—	332,792	—	332,792
Health Care	—	32,283	—	32,283
Industrials	—	46,696	3,141	49,837
Information Technology	—	48,224	—	48,224
Materials	—	26,855	—	26,855
Telecommunication Services	—	43,055	1,772	44,827
Utilities	—	64,101	—	64,101

Total Corporate Bonds	—	766,393	4,913	771,306

Foreign Government Securities	—	69,665	—	69,665
Mortgage Pass-Through Securities	—	659,460	—	659,460
Municipal Bonds	—	10,669	—	10,669
Supranational	—	4,438	—	4,438
U.S. Government Agency Securities	—	98,923	—	98,923
U.S. Treasury Obligations	—	999,554	—	999,554
Loan Assignments
Financials	—	—	10,515	10,515
Short-Term Investment
Investment Company	177,183	—	—	177,183

Total Investments in Securities	$177,183	$3,674,166	$217,891	$4,069,240

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

Equity Index Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$45,256	$—	$—		$45,256
Consumer Staples	35,598	—	—		35,598
Energy	29,530	—	—		29,530
Financials	58,169	—	—		58,169
Health Care	53,607	—	—		53,607
Industrials	37,470	—	—		37,470
Information Technology	72,354	—	—		72,354
Materials	11,914	—	—		11,914
Telecommunication Services	8,445	—	—		8,445
Utilities	10,942	—	—		10,942

Total Common Stocks	363,285	—	—		363,285

Exchange Traded Fund	84	—	—		84
Rights
Consumer Staples	—	—	—	(a)	—	(a)
Short-Term Investments
U.S. Treasury Obligations	—	480	—		480
Investment Company	2,091	—	—		2,091

Total Investments in Securities	$365,460	$480	$—	(a)	$365,940

Appreciation in Other Financial Instruments
Futures Contracts	$51	$—	$—		$51

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$20,588	$9,251	$29,839
Collateralized Mortgage Obligations
Agency CMO	—	55,668	—	55,668
Non-Agency CMO	—	11,241	1,117	12,358

Total Collateralized Mortgage Obligations	—	66,909	1,117	68,026

Commercial Mortgage-Backed Securities	—	7,538	892	8,430
Corporate Bonds
Consumer Discretionary	—	3,655	—	3,655
Consumer Staples	—	2,812	—	2,812
Energy	—	6,180	—	6,180
Financials	—	35,216	—	35,216
Health Care	—	2,182	—	2,182
Industrials	—	3,106	884	3,990
Information Technology	—	3,928	—	3,928
Materials	—	2,298	—	2,298
Telecommunication Services	—	2,989	—	2,989
Utilities	—	3,793	—	3,793

Total Corporate Bonds	—	66,159	884	67,043

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$6,541	$—	$6,541
Mortgage Pass-Through Securities	—	40,259	—	40,259
Supranational	—	189	—	189
U.S. Government Agency Securities	—	8,775	—	8,775
U.S. Treasury Obligations	—	116,364	—	116,364
Short-Term Investment
Investment Company	30,495	—	—	30,495

Total Investments in Securities	$30,495	$333,322	$12,144	$375,961

(a)	Amount rounds to less than $1,000.

For each of the Funds, there were no transfers between Levels 1 and 2 during the year ended February 28, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$95,936	$152	$(879)	$(431)	$106,093	$(60,939)	$—	$(1,463)	$138,469
Collateralized Mortgage Obligations
Agency CMO	5,515	(2)	—	— (a)	—	—	—	(5,513)	—
Non-Agency CMO	48,682	(3)	(2,464)	1,139	—	(7,400)	5,665	—	45,619
Commercial Mortgage-Backed Securities	18,872	—	287	(1,770)	4,085	(5,731)	2,632	—	18,375
Corporate Bonds — Industrials	3,605	—	6	(2)	—	(233)	—	(235)	3,141
Corporate Bonds — Telecommunication Services	—	—	(60)	—	—	—	1,832	—	1,772
Loan Assignments — Financials	13,732	—	(12)	—	18,551	(21,756)	—	—	10,515

Total	$186,342	$147	$(3,122)	$(1,064)	$128,729	$(96,059)	$10,129	$(7,211)	$217,891

JPMorgan Intermediate Bond Trust	Balance as of February 28, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2015
Investments in Securities
Asset-Backed Securities	$3,909	$4	$(17)	$2	$8,310	$(2,840)	$—	$(117)	$9,251
Collateralized Mortgage Obligations
Agency CMO	251	—	—	—	—	—	—	(251)	—
Non-Agency CMO	981	—	(46)	48	—	(304)	438	—	1,117
Commercial Mortgage-Backed Securities	1,116	—	(10)	(45)	—	(485)	316	—	892
Corporate Bonds — Industrials	945	—	(3)	(3)	—	(55)	—	—	884

Total	$7,202	$4	$(76)	$2	$8,310	$(3,684)	$754	$(368)	$12,144

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(2,774)
Intermediate Bond Trust	(48)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$73,821	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.66%)
			Constant Default Rate	0.00% - 30.00% (18.58%)
			Yield (Discount Rate of Cash Flows)	0.90% - 6.67% (3.65%)

Asset-Backed Securities	73,821

	32,995	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (8.70%)
			Constant Default Rate	0.00% - 8.34% (3.63%)
			PSA Prepayment Model	246.80% - 454.00% (391.72%)
			Yield (Discount Rate of Cash Flows)	0.24% - 11.63% (5.28%)

Collateralized Mortgage Obligations	32,995

	8,894	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (33.18%)
			Yield (Discount Rate of Cash Flows)	(8.68%) - 5.05% (2.72%)

Commercial Mortgage-Backed Securities	8,894

	1,772	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.93% (N/A)

Corporate Bonds	1,772

Total	$117,482

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $100,409,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,924	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.04%)
			Constant Default Rate	2.96% - 30.00% (20.73%)
			Yield (Discount Rate of Cash Flows)	1.75% - 4.92% (3.46%)

Asset-Backed Securities	4,924

	831	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 34.55% (8.45%)
			Constant Default Rate	0.00% - 7.51% (1.82%)
			PSA Prepayment Model	354.00% (354.00%)
			Yield (Discount Rate of Cash Flows)	1.22% - 10.64% (3.70%)

Collateralized Mortgage Obligations	831

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

	Fair Value at February 28, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$85	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	1.19% (1.19%)

Commercial Mortgage-Backed Securities	85

Total	$5,840

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At February 28, 2015, the value of these investments was approximately $6,304,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of February 28, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of February 28, 2015 (amounts in thousands):

	Value		Percentage
Core Bond Trust	$37,440		0.94%
Equity Index Trust	—	(a)	—	(b)
Intermediate Bond Trust	783		0.21

(a)	Amount rounds to less than $1,000.
(b)	Amount rounds to less than 0.1%.

C. Loan Assignments — Core Bond Trust may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

At February 28, 2015, Core Bond Trust had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
FiveTen Group Holding, Ltd. (i)	Revolving Loan	04/10/15	0.500%	4.500%	$952	$947	$1,548	$1,541	$2,500	$2,488
Invitation Homes (i)	Revolving Loan	03/15/15	0.500	3.750	1,840	1,831	353	351	2,193	2,182
Progress Residential LP (i)	Revolving Loan	09/04/15	0.500	3.755	5,704	5,675	3,296	3,280	9,000	8,955
Tricon Capital Group, Inc. (i)	Revolving Loan	06/13/15	0.500	4.100	1,130	1,124	5,370	5,343	6,500	6,467

					$9,626	$9,577	$10,567	$10,515	$20,193	$20,092

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board and may be difficult to sell.

E. Futures Contracts — Equity Index Trust uses index futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of Equity Index Trust’s futures contracts activity during the year ended February 28, 2015 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,812
Ending Notional Balance Long	2,523

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

F. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 28, 2014	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at February 28, 2015	Value at February 28, 2015
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$44,100	$910,970	$777,887	$—	$51	177,183	$177,183

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

Affiliate	Value at February 28, 2014	Purchase Cost	Sales Proceeds	Realized Gain/Loss	Dividend/ Interest Income	Shares at February 28, 2015	Value at February 28, 2015
Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,667	$70	$623	$200	$124	73	$4,459
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,082	39,712	39,703	—	1	2,091	2,091

	$6,749	$39,782	$40,326	$200	$125	2,164	$6,550

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$6,291	$103,482	$79,278	$—	$6	30,495	$30,495

*	Investment in affiliate which is a security in the Fund’s index.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

H. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly, except for Equity Index Trust, for which distributions are generally declared and paid quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed (distributions in excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
Core Bond Trust	$(23)	$23	$—
Equity index Trust	—	(161)	161
Intermediate Bond Trust	—	(4)	4

The reclassifications for the Funds relate primarily to non deductible expenses, non taxable dividends and redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2015, and are in place until at least until June 30, 2015.

For the year ended February 28, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursement
Core Bond Trust	$6,964	$3,602	$10,566	$93
Equity Index Trust	712	337	1,049	—
Intermediate Bond Trust	777	317	1,094	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser and Administrator waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2015 were as follows (amounts in thousands):

Core Bond Trust	$217
Equity Index Trust	5
Intermediate Bond Trust	27

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

The Funds may use related party broker-dealers. For the year ended February 28, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$572,819	$520,090	$147,882	$213,402
Equity Index Trust	14,552	60,497	—	—
Intermediate Bond Trust	58,860	50,970	24,013	30,050

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,873,033	$209,653	$13,446	$196,207
Equity Index Trust	186,299	182,523	2,882	179,641
Intermediate Bond Trust	363,007	13,641	687	12,954

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to treasury inflation protected securities (“TIPS”) deflationary adjustments, non taxable dividends and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$134,266	$9,416	$143,682
Equity Index Trust	7,023	—	7,023
Intermediate Bond Trust	9,942	1,557	11,499

The tax character of distributions paid during the year ended February 28, 2014 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$134,122	$1,897	$136,019
Equity Index Trust	6,806	—	6,806
Intermediate Bond Trust	11,074	215	11,289

As of February 28, 2015, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$5,371	$1,155	$196,159
Equity Index Trust	1,220	—	179,641
Intermediate Bond Trust	378	180	12,954

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation, wash sale loss deferrals, non taxable dividends and TIPS deflationary adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2015 (continued)

As of February 28, 2015, the Funds did not have any post-enactment net capital loss carryforwards.

As of February 28, 2015, the following Fund had pre-enactment net capital loss carryforwards, expiring during the year(s) indicated, which are available to offset future realized gains (amounts in thousands):

	2019	Total
Equity Index Trust	$244	$244

During the year ended February 28, 2015, the Equity Index Trust utilized capital loss carryforwards in the amount of approximately $23,180,000.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2015 the Funds deferred to March 1, 2015 post-October capital losses as follows (amounts in thousands):

	Short-Term	Long-Term
Core Bond Trust	$30	$—
Intermediate Bond Trust	5	—

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Shares of the Funds are offered only to certain clients of the Funds’ investment adviser or its affiliates who maintain one or more separately managed private accounts. One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

Risks applicable only to Equity Index Trust:

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

During the year ended February 28, 2015, certain shareholders of Core Bond Trust purchased shares and Core Bond Trust received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
May 28, 2014	$14,902	Subscriptions-in-kind

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a separate fund of JPMorgan Institutional Trust) (hereafter referred to as the “Funds”) at February 28, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 28, 2015

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	111

TRUSTEES

(Unaudited)

The following table includes additional information about the Funds’ Trustees.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	156	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014);

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	156	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	156	None

Frankie D. Hughes (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014 to present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	156	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	156	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	156	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	156	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	156	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	156	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

112	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	156	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	156	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	156	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	156	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (156 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	113

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Valerie-Leila Jaber (1965), AML Compliance Officer (2014)*	Managing Director and Global Head of Financial Crime for Asset Management, JPMorgan Chase & Co. since December 2012; Managing Director and Global Head of Financial Crime for Barclays Wealth (2009-2012).

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 277 Park Avenue, New York, NY 10172.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

114	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2014, and continued to hold your shares at the end of the reporting period, February 28, 2015.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,023.60	$0.70	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

Equity Index Trust
Actual	1,000.00	1,060.80	0.51	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,017.30	0.70	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2015	JPMORGAN INSTITUTIONAL TRUST FUNDS	115

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Dividends Received Deductions (DRD)

The fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividends received deductions for corporate shareholders for the fiscal year ended February 28, 2015:

Dividends Received Deduction
Equity Index Trust	100.00%

Long Term Capital Gain

The fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$9,417
Intermediate Bond Trust	1,557

Qualified Dividend Income (QDI)

The fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended February 28, 2015 (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$7,023

Treasury Income

The fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2015:

Income from U.S. Treasury Obligations
Core Bond Trust	20.86%
Intermediate Bond Trust	23.92

116	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2015

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. February 2015.	AN-INSTT-215

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2015 – $133,710

2014 – $123,130

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2015 – $25,140

2014 – $32,080

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2015 – $26,768

2014 – $24,460

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2015 and 2014, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2015 – Not applicable

2014 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2015 – 0.0%

2014 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2014 – $30.7 million

2013 – $33.8 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 8, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 8, 2015